UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                               CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    ________

                            400 North Roxbury Drive
                            Beverly Hills, CA 90210
              (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

                    DATE OF REPORTING PERIOD: MARCH 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                        [CNI CHARTER FUNDS LOGO]

                                   [GRAPHIC]

                            2010 SEMI-ANNUAL REPORT

                                 MARCH 31, 2010

    For The Following Funds Managed by City National Asset Management, Inc.:

 Large Cap Value Equity Fund           Multi-Asset Fund                    High Yeild Bond Fund
Large Cap Growth Equity Fund         Corporate Bond Fund                  Prime Money Market Fund
  RCB Small Cap Value Fund           Government Bond Fund              Government Money Market Fund
  Opportunistic Value Fund     California Tax Exempt Bond Fund   California Tax Exempt Money Market Fund

                                   [GRAPHIC]

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

                                            CNI Charter Funds Semi-Annual Report

  2      Schedules of Investments
 42      Statements of Assets & Liabilities
 45      Statements of Operations
 48      Statements of Changes in Net Assets
 52      Financial Highlights
 55      Notes to Financial Statements
 63      Disclosure of Fund Expenses

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.The most current Form N-Q is also available on the Funds' website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

                           CNI CHARTER FUNDS | PAGE 1
schedule of investments
MARCH 31, 2010 (UNAUDITED)

LARGE CAP VALUE EQUITY FUND

SECTOR WEIGHTINGS*:

[BAR GRAPH]

Financials                   24.7%
Consumer Staples             11.9%
Industrials                  11.8%
Consumer Discretionary       10.9%
Healthcare                   10.7%
Energy                        9.8%
Utilities                     5.9%
Information Technology        5.6%
Telecommunication Services    3.8%
Short-Term Investments        2.7%
Materials                     2.2%

*Percentages based on total investments.

DESCRIPTION                                      SHARES             VALUE (000)
-----------                                                        ------------
COMMON STOCK [96.9%]
 AEROSPACE & DEFENSE [3.4%]
 General Dynamics                                  9,000           $        695
 Goodrich                                         16,400                  1,156
 Lockheed Martin                                   4,400                    366
 Northrop Grumman                                  4,500                    295
 Raytheon                                         17,400                    994
                                                                   ------------
 TOTAL AEROSPACE & DEFENSE                                                3,506
                                                                   ============

 AIR FREIGHT & LOGISTICS [1.3%]
 FedEx                                            14,600                  1,364
                                                                   ============

 AUTOMOBILES [0.1%]
 Ford Motor*                                      10,000                    126
                                                                   ============

 BEVERAGES [2.3%]
 Coca Cola                                        24,700                  1,358
 Coca Cola Enterprises                            14,000                    387
 Molson Coors Brewing, Cl B                       15,400                    648
                                                                   ------------
 TOTAL BEVERAGES                                                          2,393
                                                                   ============

 BIOTECHNOLOGY [1.0%]
 Amgen*                                            4,000                    239
 Genzyme*                                         10,000                    518
 Gilead Sciences*                                  7,000                    319
                                                                   ------------
 TOTAL BIOTECHNOLOGY                                                      1,076
                                                                   ============

 CAPITAL MARKETS [5.3%]
 Bank of New York Mellon                          36,900                  1,139
 Goldman Sachs Group                              11,200                  1,911
 Morgan Stanley                                   35,700                  1,046
 State Street                                     29,500                  1,332
                                                                   ------------
 TOTAL CAPITAL MARKETS                                                    5,428
                                                                   ============

 CHEMICALS [1.0%]
 Dow Chemical                                     36,000                  1,065
                                                                   ============

 COMMERCIAL BANKS [4.8%]
 BB&T                                             21,100                    684
 US Bancorp                                       49,000                  1,268
 Wells Fargo                                      94,960                  2,955
                                                                   ------------
 TOTAL COMMERCIAL BANKS                                                   4,907
                                                                   ============

 COMMERCIAL SERVICES & SUPPLIES [0.2%]
 RR Donnelley & Sons                              10,000                    213
                                                                   ============

 COMPUTERS & PERIPHERALS [2.3%]
 Hewlett Packard                                  26,600                  1,414
 IBM                                               7,600                    974
                                                                   ------------
 TOTAL COMPUTERS & PERIPHERALS                                            2,388
                                                                   ============

 CONSTRUCTION & ENGINEERING [0.5%]
 Fluor                                            10,100                    470
                                                                   ============

 CONTAINERS & PACKAGING [0.7%]
 Ball                                             13,200                    705
                                                                   ============

 DIVERSIFIED FINANCIAL SERVICES [6.5%]
 Bank of America                                 140,000                  2,499
 JPMorgan Chase                                   83,200                  3,723
 Nasdaq OMX Group*                                23,000                    486
                                                                   ------------
 TOTAL DIVERSIFIED FINANCIAL SERVICES                                     6,708
                                                                   ============

 DIVERSIFIED TELECOMMUNICATION SERVICES [3.7%]
 AT&T                                             76,617                  1,980
 Verizon Communications                           58,509                  1,815
                                                                   ------------
 TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             3,795
                                                                   ============

 ELECTRIC UTILITIES [3.8%]
 Allegheny Energy                                 14,000                    322
 American Electric Power                          13,000                    444
 Edison International                             32,600                  1,114
 Entergy                                           6,800                    553
 FirstEnergy                                       7,600                    297

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 2
schedule of investments
MARCH 31, 2010 (UNAUDITED)

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                   SHARES            VALUE (000)
-----------                                   ------           ------------
 FPL Group                                    10,200           $        493
 PPL                                          24,100                    668
                                                               ------------
 TOTAL ELECTRIC UTILITIES                                             3,891
                                                               ============

 ELECTRICAL EQUIPMENT [0.5%]
 Emerson Electric                             10,200                    513
                                                               ============

 ELECTRONIC EQUIPMENT [0.7%]
 Corning                                      37,100                    750
                                                               ============

 ENERGY EQUIPMENT & SERVICES [0.9%]
 ENSCO International                          12,000                    538
 National Oilwell Varco                       10,900                    442
                                                               ------------
 TOTAL ENERGY EQUIPMENT & SERVICES                                      980
                                                               ============

 FOOD & STAPLES RETAILING [5.5%]
 CVS                                          34,700                  1,269
 Kroger                                       30,800                    667
 Safeway                                      46,400                  1,154
 Sysco                                        15,000                    442
 Wal Mart Stores                              38,000                  2,113
                                                               ------------
 TOTAL FOOD & STAPLES RETAILING                                       5,645
                                                               ============

 FOOD PRODUCTS [2.3%]
 Archer Daniels Midland                       22,400                    648
 ConAgra Foods                                23,500                    589
 Kraft Foods, Cl A                            26,000                    786
 Sara Lee                                     27,000                    376
                                                               ------------
 TOTAL FOOD PRODUCTS                                                  2,399
                                                               ============

 HEALTH CARE EQUIPMENT & SUPPLIES [1.7%]
 Baxter International                         12,500                    727
 Becton Dickinson                              5,500                    433
 Covidien                                     12,800                    644
                                                               ------------
 TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,804
                                                               ============

 HEALTH CARE PROVIDERS & SERVICES [2.5%]
 Aetna                                        27,600                    969
 Cigna                                        18,500                    677
 McKesson                                     15,000                    986
                                                               ------------
 TOTAL HEALTH CARE PROVIDERS & SERVICES                               2,632
                                                               ============

 HOTELS, RESTAURANTS & LEISURE [1.3%]
 Carnival                                     14,300                    556
 Darden Restaurants                           17,000                    757
                                                               ------------
 TOTAL HOTELS, RESTAURANTS & LEISURE                                  1,313
                                                               ============

 HOUSEHOLD DURABLES [1.5%]
 Fortune Brands                               14,000                    679
 Whirlpool                                    10,000                    873
                                                               ------------
 TOTAL HOUSEHOLD DURABLES                                             1,552
                                                               ============

 HOUSEHOLD PRODUCTS [1.7%]
 Procter & Gamble                             28,500                  1,803
                                                               ============

 INDUSTRIAL CONGLOMERATES [2.2%]
 General Electric                             95,500                  1,738
 Tyco International                           13,600                    520
                                                               ------------
 TOTAL INDUSTRIAL CONGLOMERATES                                       2,258
                                                               ============

 INSURANCE [8.1%]
 ACE                                          24,600                  1,287
 Aflac                                        16,000                    869
 Allstate                                     17,000                    549
 Assurant                                     14,800                    509
 Chubb                                        25,000                  1,296
 MetLife                                      38,406                  1,665
 Travelers                                    27,000                  1,456
 Unum Group                                   30,000                    743
                                                               ------------
 TOTAL INSURANCE                                                      8,374
                                                               ============

 IT SERVICES [0.3%]
 Western Union                                16,000                    271
                                                               ============

 MACHINERY [0.8%]
 Eaton                                         3,900                    296
 Parker Hannifin                               7,700                    498
                                                               ------------
 TOTAL MACHINERY                                                        794
                                                               ============

 MEDIA [3.6%]
 CBS, Cl B                                    31,250                    436
 Comcast, Cl A                                56,200                  1,058
 Omnicom Group                                14,700                    570
 Time Warner                                  27,933                    873
 Viacom, Cl B*                                23,000                    791
                                                               ------------
 TOTAL MEDIA                                                          3,728
                                                               ============

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 3
schedule of investments
MARCH 31, 2010 (UNAUDITED)

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------                                         ---------    -------------
 MULTILINE RETAIL [0.8%]
 Target                                                15,500    $         815
                                                                 =============

 MULTI-UTILITIES [2.1%]
 PG&E                                                  20,300              861
 Public Service Enterprise Group                       22,100              652
 Sempra Energy                                         14,000              699
                                                                 -------------
 TOTAL MULTI-UTILITIES                                                   2,212
                                                                 =============

 OIL, GAS & CONSUMABLE FUELS [8.9%]
 Apache                                                 6,000              609
 Chevron                                               38,240            2,900
 ConocoPhillips                                        31,580            1,616
 Exxon Mobil                                           41,000            2,746
 Occidental Petroleum                                  15,000            1,268
                                                                 -------------
 TOTAL OIL, GAS & CONSUMABLE FUELS                                       9,139
                                                                 =============

 PAPER & FOREST PRODUCTS [0.5%]
 MeadWestvaco                                          20,400              521
                                                                 =============

 PHARMACEUTICALS [5.3%]
 Abbott Laboratories                                   21,700            1,143
 Bristol-Myers Squibb                                  41,000            1,095
 Eli Lilly                                             16,000              579
 Merck                                                 23,100              863
 Pfizer                                               104,000            1,784
                                                                 -------------
 TOTAL PHARMACEUTICALS                                                   5,464
                                                                 =============

 ROAD & RAIL [2.9%]
 CSX                                                   24,400            1,242
 Norfolk Southern                                      12,600              704
 Union Pacific                                         14,500            1,063
                                                                 -------------
 TOTAL ROAD & RAIL                                                       3,009
                                                                 =============

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.7%]
 Intel                                                 29,000              645
 Texas Instruments                                     44,900            1,099
                                                                 -------------
 TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                          1,744
                                                                 =============

 SOFTWARE [0.5%]
 Microsoft                                             18,500              541
                                                                 =============

 SPECIALTY RETAIL [2.3%]
 Best Buy                                              12,200              519
 Lowe's                                                22,500              545
 RadioShack                                            13,200              299
 Ross Stores                                            9,000              481
 Sherwin-Williams                                       8,200              555
                                                                 -------------
 TOTAL SPECIALTY RETAIL                                                  2,399
                                                                 =============

 TEXTILES, APPAREL & LUXURY GOODS [1.3%]
 Nike, Cl B                                            17,900            1,316
                                                                 =============

 WIRELESS TELECOMMUNICATION SERVICES [0.1%]
 Sprint Nextel*                                        20,000               76
                                                                 =============

      TOTAL COMMON STOCK
           (Cost $96,281)                                              100,087
                                                                 =============

CASH EQUIVALENTS [2.7%]
 Fidelity Institutional Domestic Money
  Market Portfolio, Cl I, 0.140%**                  1,468,694            1,468
 Goldman Sachs Financial Square
  Funds - Government Fund, 0.030%**                 1,319,708            1,320
                                                                 -------------

      TOTAL CASH EQUIVALENTS
           (Cost $2,788)                                                 2,788
                                                                 =============

      TOTAL INVESTMENTS [99.6%]
           (Cost $99,069)                                        $     102,875
                                                                 =============

PERCENTAGES ARE BASED ON NET ASSETS OF $103,258 ($ THOUSANDS).

*      NON-INCOME PRODUCING SECURITY.

**     THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

CL -- CLASS

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                       Level 1    Level 2   Level 3     Total
                                      --------   --------   -------   --------
Investments in Securities
 Common Stock                         $100,087   $     --   $    --   $100,087
 Cash Equivalents                        2,788         --        --      2,788
                                      --------   --------   -------   --------
Total Investments in Securities       $102,875   $     --   $    --   $102,875
                                      ========   ========   =======   ========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 4
schedule of investments
MARCH 31, 2010 (UNAUDITED)

LARGE CAP GROWTH EQUITY FUND

SECTOR WEIGHTINGS*:

[BAR GRAPH]

Information Technology      31.8%
Healthcare                  13.1%
Energy                      11.4%
Consumer Staples            10.2%
Industrials                  9.2%
Consumer Discretionary       8.5%
Financials                   6.6%
Materials                    4.4%
Short-Term Investments       2.7%
Telecommunication Services   1.9%
Utilities                    0.2%

*     Percentages based on total investments.

DESCRIPTION                                        SHARES   VALUE (000)
-----------                                        ------   -----------
COMMON STOCK [96.9%]
   AEROSPACE & DEFENSE [4.7%]
   Boeing                                           3,900   $       283
   Honeywell International                          3,200           145
   L-3 Communications Holdings, Cl 3                3,000           275
   Lockheed Martin                                  3,300           275
   Precision Castparts                              3,600           456
   United Technologies                              4,000           294
                                                            -----------
   TOTAL AEROSPACE & DEFENSE                                      1,728
                                                            ===========

   AIR FREIGHT & LOGISTICS [0.8%]
   Expeditors International of Washington           7,700           284
                                                            ===========

   BEVERAGES [2.5%]
   Coca-Cola                                        5,800           319
   PepsiCo                                          9,400           622
                                                            -----------
   TOTAL BEVERAGES                                                  941
                                                            ===========

   BIOTECHNOLOGY [3.9%]
   Amgen*                                           4,000           239
   Celgene*                                         7,000           434
   Genzyme*                                         5,000           259
   Gilead Sciences*                                11,400           518
                                                            -----------
   TOTAL BIOTECHNOLOGY                                            1,450
                                                            ===========

   CAPITAL MARKETS [4.1%]
   Franklin Resources                               4,500           499
   Goldman Sachs Group                              4,000           683
   Invesco                                          5,800           127
   T Rowe Price Group                               3,500           192
                                                            -----------
   TOTAL CAPITAL MARKETS                                          1,501
                                                            ===========

   CHEMICALS [1.5%]
   Monsanto                                         4,200           300
   Praxair                                          3,000           249
                                                            -----------
   TOTAL CHEMICALS                                                  549
                                                            ===========

   COMMERCIAL SERVICES & SUPPLIES [1.2%]
   Republic Services, Cl A                          7,500           218
   RR Donnelley & Sons                              9,900           211
                                                            -----------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                             429
                                                            ===========

   COMMUNICATIONS EQUIPMENT [4.8%]
   Cisco Systems*                                  25,000           651
   Harris                                           7,100           337
   Qualcomm                                        19,000           798
                                                            -----------
   TOTAL COMMUNICATIONS EQUIPMENT                                 1,786
                                                            ===========

   COMPUTERS & PERIPHERALS [9.1%]
   Apple*                                           6,000         1,410
   Hewlett-Packard                                 12,000           638
   IBM                                             10,200         1,308
                                                            -----------
   TOTAL COMPUTERS & PERIPHERALS                                  3,356
                                                            ===========

   CONSTRUCTION & ENGINEERING [0.9%]
   Fluor                                            3,500           163
   Jacobs Engineering Group*                        3,700           167
                                                            -----------
   TOTAL CONSTRUCTION & ENGINEERING                                 330
                                                            ===========

   CONSUMER FINANCE [0.4%]
   American Express                                 4,000           165
                                                            ===========

   CONTAINERS & PACKAGING [0.4%]
   Owens-Illinois*                                  4,500           160
                                                            ===========

   DIVERSIFIED FINANCIAL SERVICES [0.4%]
   CME Group, Cl A                                    500           158
                                                            ===========

   DIVERSIFIED TELECOMMUNICATION SERVICES [1.9%]
   AT&T                                            27,000           698
                                                            ===========

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 5
schedule of investments
MARCH 31, 2010 (UNAUDITED)

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                                        SHARES   VALUE (000)
-----------                                        ------   -----------
   ELECTRIC UTILITIES [0.2%]
   Edison International                             2,200   $        75
                                                            ===========

   ELECTRONIC EQUIPMENT [0.3%]
   FLIR Systems*                                    4,500           127
                                                            ===========

   ENERGY EQUIPMENT & SERVICES [3.7%]
   Baker Hughes                                     4,500           211
   ENSCO International                              5,000           224
   Noble                                            5,000           209
   Schlumberger                                    11,300           717
                                                            -----------
   TOTAL ENERGY EQUIPMENT & SERVICES                              1,361
                                                            ===========

   FOOD & STAPLES RETAILING [0.9%]
   Wal-Mart Stores                                  5,900           328
                                                            ===========

   FOOD PRODUCTS [1.2%]
   Campbell Soup                                    3,500           124
   Kellogg                                          5,700           304
                                                            -----------
   TOTAL FOOD PRODUCTS                                              428
                                                            ===========

   HEALTH CARE EQUIPMENT & SUPPLIES [3.1%]
   Bard (C.R.)                                      3,200           277
   Baxter International                             5,000           291
   Medtronic                                        3,000           135
   Stryker                                          7,500           429
                                                            -----------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         1,132
                                                            ===========

   HEALTH CARE PROVIDERS & SERVICES [2.0%]
   DaVita*                                          3,400           216
   McKesson                                         3,300           217
   UnitedHealth Group                               9,000           294
                                                            -----------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                           727
                                                            ===========

   HOUSEHOLD PRODUCTS [4.8%]
   Colgate-Palmolive                                9,400           801
   Procter & Gamble                                15,102           956
                                                            -----------
   TOTAL HOUSEHOLD PRODUCTS                                       1,757
                                                            ===========

   INSURANCE [1.0%]
   Aflac                                            6,600           358
                                                            ===========

   INTERNET & CATALOG RETAIL [1.2%]
   Amazon.com*                                      3,300           448
                                                            ===========

   INTERNET SOFTWARE & SERVICES [5.1%]
   eBay*                                           20,000           539
   Google, Cl A*                                    2,400         1,361
                                                            -----------
   TOTAL INTERNET SOFTWARE & SERVICES                             1,900
                                                            ===========

   IT SERVICES [2.1%]
   Cognizant Technology Solutions, Cl A*            6,700           341
   Mastercard, Cl A                                 1,000           254
   Western Union                                    9,600           163
                                                            -----------
   TOTAL IT SERVICES                                                758
                                                            ===========

   LIFE SCIENCES TOOLS & SERVICES [0.5%]
   Life Technologies*                               3,600           188
                                                            ===========

   MACHINERY [1.6%]
   Caterpillar                                      5,700           358
   Danaher                                          3,000           240
                                                            -----------
   TOTAL MACHINERY                                                  598
                                                            ===========

   MEDIA [1.7%]
   Comcast, Cl A                                   13,000           244
   DIRECTV, Cl A*                                   4,900           166
   Omnicom Group                                    6,000           233
                                                            -----------
   TOTAL MEDIA                                                      643
                                                            ===========

   METALS & MINING [2.5%]
   Allegheny Technologies                           2,800           151
   Freeport-McMoRan Copper & Gold                   6,000           501
   Newmont Mining                                   5,000           255
                                                            -----------
   TOTAL METALS & MINING                                            907
                                                            ===========

   MULTILINE RETAIL [0.6%]
   Target                                           4,000           210
                                                            ===========

   OIL, GAS & CONSUMABLE FUELS [7.7%]
   Apache                                           3,300           335
   EOG Resources                                    3,300           307
   Exxon Mobil                                     16,000         1,071

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 6
schedule of investments
MARCH 31, 2010 (UNAUDITED)

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                                                                  SHARES   VALUE (000)
-----------                                                                  ------   -----------
   Hess                                                                       2,800   $       175
   Occidental Petroleum                                                       7,000           592
   Southwestern Energy*                                                       3,000           122
   XTO Energy                                                                 5,400           255
                                                                                      -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                                        2,857
                                                                                      ===========

   PERSONAL PRODUCTS [0.8%]
   Avon Products                                                              8,300           281
                                                                                      ===========

   PHARMACEUTICALS [3.6%]
   Abbott Laboratories                                                        5,000           263
   Allergan                                                                   3,600           235
   Johnson & Johnson                                                         10,364           676
   Merck                                                                      4,000           150
                                                                                      -----------
   TOTAL PHARMACEUTICALS                                                                    1,324
                                                                                      ===========

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.8%]
   Intel                                                                     14,000           312
   Texas Instruments                                                         14,400           352
                                                                                      -----------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                             664
                                                                                      ===========

   SOFTWARE [8.4%]
   Microsoft                                                                 62,180         1,820
   Oracle                                                                    43,265         1,111
   Salesforce.com*                                                            2,200           164
                                                                                      -----------
   TOTAL SOFTWARE                                                                           3,095
                                                                                      ===========

   SPECIALTY RETAIL [2.4%]
   Autozone*                                                                  1,800           312
   Best Buy                                                                   4,900           208
   GameStop, Cl A*                                                            8,100           178
   TJX                                                                        4,500           191
                                                                                      -----------
   TOTAL SPECIALTY RETAIL                                                                     889
                                                                                      ===========

   TEXTILES, APPAREL & LUXURY GOODS [2.5%]
   Coach                                                                     14,100           557
   Nike, Cl B                                                                 5,000           368
                                                                                      -----------
   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                     925
                                                                                      ===========

   THRIFTS & MORTGAGE FINANCE [0.6%]
   Hudson City Bancorp                                                       16,000           227
                                                                                      ===========
      TOTAL COMMON STOCK
          (Cost $31,119)                                                                   35,742
                                                                                      ===========

CASH EQUIVALENTS [2.7%]
   Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.140%**   716,482           717
   Goldman Sachs Financial Square Funds - Government Fund, 0.030%**         280,058           280
                                                                                      -----------
      TOTAL CASH EQUIVALENTS
          (Cost $997)                                                                         997
                                                                                      ===========
      TOTAL INVESTMENTS [99.6%]
          (Cost $32,116)                                                              $    36,739
                                                                                      ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $36,893 ($ THOUSANDS).

*     NON-INCOME PRODUCING SECURITY.

**    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

CL -- CLASS

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                   Level 1    Level 2   Level 3     Total
                                  ---------   -------   -------   ---------
Investments in Securities
   Common Stock                   $  35,742   $    --   $    --   $  35,742
   Cash Equivalents                     997        --        --         997
                                  ---------   -------   -------   ---------
Total Investments in Securities   $  36,739   $    --   $    --   $  36,739
                                  =========   =======   =======   =========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 7
schedule of investments
MARCH 31, 2010 (UNAUDITED)

RCB SMALL CAP VALUE FUND

SECTOR WEIGHTINGS*:

[BAR GRAPH]

Financials               26.2%
Consumer Discretionary   18.3%
Materials                11.1%
Consumer Staples         10.9%
Information Technology   10.5%
Industrials              10.1%
Healthcare                7.4%
Short-Term Investments    5.5%

*     Percentages based on total investments.

DESCRIPTION                                   SHARES   VALUE (000)
-----------                                  -------   -----------
COMMON STOCK [93.5%]
   CHEMICALS [7.1%]
   Nalco Holding                              18,300   $       445
   Spartech*                                 116,900         1,368
                                                       -----------
   TOTAL CHEMICALS                                           1,813
                                                       ===========

   COMMERCIAL BANKS [4.5%]
   TCF Financial                              36,600           584
   Wilmington Trust                           34,900           578
                                                       -----------
   TOTAL COMMERCIAL BANKS                                    1,162
                                                       ===========

   CONSTRUCTION MATERIALS [1.8%]
   Eagle Materials                            17,000           451
                                                       ===========

   DIVERSIFIED CONSUMER SERVICES [8.4%]
   Coinstar*                                  33,300         1,082
   Washington Post, Cl B                       2,400         1,066
                                                       -----------
   TOTAL DIVERSIFIED CONSUMER SERVICES                       2,148
                                                       ===========

   FOOD PRODUCTS [4.6%]
   Ralcorp Holdings*                          17,200         1,166
                                                       ===========

   FOOD, BEVERAGE & TOBACCO [2.3%]
   Universal                                  11,300           596
                                                       ===========

   HEALTH CARE EQUIPMENT & SUPPLIES [3.3%]
   Teleflex                                   13,100           839
                                                       ===========

   HOTELS, RESTAURANTS & LEISURE [3.9%]
   Wendy's/Arby's Group, Cl A                197,139           986
                                                       ===========

   HOUSEHOLD PRODUCTS [6.0%]
   Central Garden & Pet, Cl A*               108,500           994
   Scotts Miracle-Gro, Cl A                   11,900           552
                                                       -----------
   TOTAL HOUSEHOLD PRODUCTS                                  1,546
                                                       ===========

   INSURANCE [17.5%]
   Alleghany*                                  3,914         1,138
   First American                             17,100           579
   Hilltop Holdings*                          44,300           521
   Symetra Financial*                         35,000           461
   White Mountains Insurance Group             5,000         1,775
                                                       -----------
   TOTAL INSURANCE                                           4,474
                                                       ===========

   INTERNET & CATALOG RETAIL [2.1%]
   Liberty Media-Interactive, Ser A*          34,500           528
                                                       ===========

   INTERNET SOFTWARE & SERVICES [4.3%]
   United Online                             147,100         1,100
                                                       ===========

   IT SERVICES [2.1%]
   Global Cash Access Holdings*               67,100           548
                                                       ===========

   LIFE SCIENCES TOOLS & SERVICES [4.1%]
   PerkinElmer                                43,600         1,042
                                                       ===========

   MACHINERY [8.0%]
   Actuant, Cl A                              24,100           471
   Altra Holdings*                            40,200           552
   Crane                                      14,100           500
   IDEX                                       15,400           510
                                                       -----------
   TOTAL MACHINERY                                           2,033
                                                       ===========

   MEDIA [2.2%]
   Liberty Media - Capital, Ser A*            15,902           578
                                                       ===========

   PROFESSIONAL SERVICES [2.0%]
   GP Strategies*                             62,600           523
                                                       ===========

   REAL ESTATE INVESTMENT TRUSTS [3.8%]
   Chimera Investment                        251,000           976
                                                       ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 8
schedule of investments
MARCH 31, 2010 (UNAUDITED)

RCB SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                                     SHARES/FACE AMOUNT (000)   VALUE (000)
-----------                                                                     ------------------------   -----------
   SOFTWARE [4.0%]
   Fair Isaac                                                                                     19,600   $       497
   PLATO Learning*                                                                                92,400           514
                                                                                                           ===========
   TOTAL SOFTWARE                                                                                                1,011
                                                                                                           ===========

   SPECIALTY RETAIL [1.5%]
   Syms*                                                                                          38,162           380
                                                                                                           ===========
      TOTAL COMMON STOCK
          (Cost $18,325)                                                                                        23,900
                                                                                                           ===========

REPURCHASE AGREEMENT (A) [5.4%]
   Morgan Stanley 0.060%, dated 03/31/10, repurchased on 04/01/10, repurchase price $1,382,259 (collateralized by a U.S. Treasury Note, par value
     $1,432,003, 3.875%, 04/15/29, with total market value $1,409,902)          $                  1,382         1,382
                                                                                                           -----------
      TOTAL REPURCHASE AGREEMENT
          (Cost $1,382)                                                                                          1,382
                                                                                                           ===========
      TOTAL INVESTMENTS [98.9%]
          (Cost $19,707)                                                                                   $    25,282
                                                                                                           ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $25,562 ($ THOUSANDS).

*     NON-INCOME PRODUCING SECURITY.

(A)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS

SER -- SERIES

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                   Level 1    Level 2   Level 3     Total
                                  ---------   -------   -------   ---------
Investments in Securities
   Common Stock                   $  23,900   $    --   $    --   $  23,900
   Repurchase Agreement                  --     1,382        --       1,382
                                  ---------   -------   -------   ---------
Total Investments in Securities   $  23,900   $ 1,382   $    --   $  25,282
                                  =========   =======   =======   =========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 9
schedule of investments
MARCH 31, 2010 (UNAUDITED)

OPPORTUNISTIC VALUE FUND

SECTOR WEIGHTINGS*:

[BAR GRAPH]


Financials               23.8%
Healthcare               18.8%
Energy                   15.2%
Information Technology   11.6%
Industrials              10.3%
Materials                 8.2%
Consumer Staples          7.4%
Consumer Discretionary    4.7%

*Percentages based on total investments.

DESCRIPTION                               SHARES           VALUE (000)
-----------                               ------          ------------
COMMON STOCK [99.2%]
 AEROSPACE & DEFENSE [1.7%]
 Raytheon                                   5,300         $        303
                                                          ============
 BEVERAGES [2.4%]
 PepsiCo                                    6,400                  423
                                                          ============
 CHEMICALS [2.6%]
 Potash Corp of Saskatchewan                3,800                  454
                                                          ============
 COMMERCIAL BANKS [9.3%]
 BB&T                                      16,000                  518
 M&T Bank                                   3,100                  246
 US Bancorp                                27,000                  699
 Wells Fargo                                5,000                  156
                                                          ------------
 TOTAL COMMERCIAL BANKS                                          1,619
                                                          ============

 COMMUNICATIONS EQUIPMENT [2.0%]
 Nokia ADR                                 22,000                  342
                                                          ============
 COMPUTERS & PERIPHERALS [2.4%]
 Dell*                                     28,000                  420
                                                          ============
 CONTAINERS & PACKAGING [3.5%]
 Crown Holdings*                           10,000                  270
 Sealed Air                                16,000                  337
                                                          ------------
 TOTAL CONTAINERS & PACKAGING                                      607
                                                          ============

 DIVERSIFIED FINANCIAL SERVICES [3.2%]
 IntercontinentalExchange*                  2,000                  224
 Nasdaq OMX Group*                         16,000                  338
                                                          ------------
 TOTAL DIVERSIFIED FINANCIAL SERVICES                              562
                                                          ============

 ELECTRICAL EQUIPMENT [2.6%]
 Baldor Electric                           12,000                  449
                                                          ============
 ENERGY EQUIPMENT & SERVICES [5.4%]
 Exterran Holdings*                        18,000                  435
 Unit*                                     12,000                  507
                                                          ------------
 TOTAL ENERGY EQUIPMENT & SERVICES                                 942
                                                          ============

 FOOD & STAPLES RETAILING [3.4%]
 SUPERVALU                                 10,200                  170
 Walgreen                                  11,300                  419
                                                          ------------
 TOTAL FOOD & STAPLES RETAILING                                    589
                                                          ============

 FOOD PRODUCTS [1.5%]
 Del Monte Foods                           18,000                  263
                                                          ============
 HEALTH CARE EQUIPMENT & SUPPLIES [4.5%]
 CareFusion*                               16,300                  431
 Covidien                                   6,800                  342
                                                          ------------
 TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            773
                                                          ============

 HEALTH CARE PROVIDERS & SERVICES [8.9%]
 Laboratory Corp of America Holdings*       4,900                  371
 McKesson                                   5,000                  329
 Patterson                                 11,000                  341
 Quest Diagnostics                          8,600                  501
                                                          ------------
 TOTAL HEALTH CARE PROVIDERS & SERVICES                          1,542
                                                          ============

 HOTELS, RESTAURANTS & LEISURE [1.6%]
 Wendy's/Arby's Group, Cl A                54,000                  270
                                                          ============
 INDUSTRIAL CONGLOMERATES [3.5%]
 Tyco International                        15,800                  604
                                                          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 10
schedule of investments
MARCH 31, 2010 (UNAUDITED)

OPPORTUNISTIC VALUE FUND (CONCLUDED)

DESCRIPTION                                         SHARES       VALUE (000)
-----------                                         ------      ------------
 INSURANCE [8.0%]
 Chubb                                               7,100      $        368
 HCC Insurance Holdings                             18,000               497
 Unum Group                                         21,000               520
                                                                ------------
 TOTAL INSURANCE                                                       1,385
                                                                ============

 LEISURE EQUIPMENT & PRODUCTS [1.1%]
 Mattel                                              8,200               187
                                                                ============
 LIFE SCIENCES TOOLS & SERVICES [1.5%]
 Pharmaceutical Product Development                 11,000               261
                                                                ============
 MACHINERY [2.4%]
 AGCO*                                              11,800               423
                                                                ============
 MEDIA [2.0%]
 Time Warner                                        11,166               349
                                                                ============
 METALS & MINING [2.0%]
 Cliffs Natural Resources                            5,000               355
                                                                ============
 OIL, GAS & CONSUMABLE FUELS [9.7%]
 Chesapeake Energy                                  12,200               288
 ConocoPhillips                                      3,600               184
 Newfield Exploration*                               8,700               453
 Southwestern Energy*                                8,400               342
 Spectra Energy                                     11,000               248
 Valero Energy                                       8,500               168
                                                                ------------
 TOTAL OIL, GAS & CONSUMABLE FUELS                                     1,683
                                                                ============

 PHARMACEUTICALS [3.8%]
 Bristol-Myers Squibb                                6,200               165
 Mylan*                                             22,100               502
                                                                ------------
 TOTAL PHARMACEUTICALS                                                   667
                                                                ============

 REAL ESTATE MANAGEMENT & DEVELOPMENT [3.1%]
 Brookfield Asset Management, Cl A                  21,000               534
                                                                ============
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [2.0%]
 Applied Materials                                  26,000               351
                                                                ============
 SOFTWARE [5.1%]
 Microsoft                                          12,800               375
 Symantec*                                          30,000               507
                                                                ------------
 TOTAL SOFTWARE                                                          882
                                                                ============

   TOTAL COMMON STOCK
     (Cost $11,617)                                                   17,239
                                                                ============

   TOTAL INVESTMENTS [99.2%]
     (Cost $11,617)                                             $     17,239
                                                                ============

PERCENTAGES ARE BASED ON NET ASSETS OF $17,374 ($ THOUSANDS).

* NON-INCOME PRODUCING SECURITY.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                     Level 1    Level 2   Level 3    Total
                                     --------   -------   -------   --------
Investments in Securities
 Common Stock                        $ 17,239   $    --   $    --   $ 17,239
                                     --------   -------   -------   --------
Total Investments in Securities      $ 17,239   $    --   $    --   $ 17,239
                                     ========   =======   =======   ========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 11
schedule of investments
MARCH 31, 2010 (UNAUDITED)

MULTI-ASSET FUND

TYPE OF SECURITY WEIGHTINGS*:

[BAR GRAPH]

Exchange Traded Funds                        52.1%
Affiliated Registered Investment Companies   25.2%
Short-Term Investments                       11.0%
Registered Investment Companies               6.7%
U.S. Government Agency Obligations            2.6%
Municipal Bonds                               2.4%

*Percentages based on total investments.

DESCRIPTION                                               SHARES    VALUE (000)
-----------                                               ------    ------------
EXCHANGE TRADED FUNDS [52.1%]
 iPATH S&P 500 VIX Short-Term Futures Fund                35,911    $       755
 iShares MSCI EAFE Index Fund                             25,740          1,441
 iShares S&P MidCap 400 Index Fund                        19,473          1,533
 SPDR Barclays Capital High Yield Bond Fund               26,470          1,053
 SPDR S&P 500 Fund                                        32,657          3,821
 Vanguard Emerging Markets                                39,413          1,662
 Vanguard Small Cap Value                                 29,825          1,790
 Vanguard Value                                           58,154          2,935
                                                                    -----------
   TOTAL EXCHANGE TRADED FUNDS
     (Cost $13,525)                                                      14,990
                                                                    ===========

AFFILIATED REGISTERED INVESTMENT COMPANIES [16.2%]
 CNI Corporate Bond Fund, Institutional Class            220,844          2,343
 CNI Government Bond Fund, Institutional Class           121,614          1,281
 CNI High Yield Bond Fund Institutional Class            129,273          1,051
                                                                    -----------
   TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES
     (Cost $4,587)                                                        4,675
                                                                    ===========

REGISTERED INVESTMENT COMPANIES [15.6%]
 Alpine International Real Estate Equity Fund             39,587            875
 Cohen & Steers International Realty Fund, Inc.           99,405          1,049
 Oppenheimer International Bond Fund, Class A            266,794          1,715
 PIMCO Emerging Markets Bond Fund, Institutional Class    80,272            854
                                                                    -----------
   TOTAL REGISTERED INVESTMENT COMPANIES
     (Cost $4,406)                                                        4,493
                                                                    ===========

DESCRIPTION                                             FACE AMOUNT (000)/SHARES    VALUE (000)
-----------                                             ------------------------    -----------
U.S. GOVERNMENT AGENCY OBLIGATION [2.6%]
 FNMA (A)
  0.141%, 07/13/10                                      $                    750    $       750
                                                                                    -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
     (Cost $750)                                                                            750
                                                                                    ===========

MUNICIPAL BOND [2.5%]
 CALIFORNIA [2.5%]
 State of California, Sub Ser A-2, RAN
  3.000%, 06/23/10                                                           700            703
                                                                                    -----------
   TOTAL MUNICIPAL BOND
     (Cost $702)                                                                            703
                                                                                    ===========

CASH EQUIVALENT [10.9%]
 Goldman Sachs Financial Square Funds - Government
  Fund, 0.030%*                                                        3,152,815          3,153
                                                                                    -----------
   TOTAL CASH EQUIVALENT
     (Cost $3,153)                                                                        3,153
                                                                                    ===========

   TOTAL INVESTMENTS [99.9%]
     (Cost $27,123)                                                                 $    28,764
                                                                                    ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $28,795 ($ THOUSANDS).

* THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2010.

EAFE -- EUROPE AUSTRALIASIA AND THE FAR EAST

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL

RAN -- REVENUE ANTICIPATION NOTE

SER -- SERIES

SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                               Level 1   Level 2  Level 3    Total
                                               --------  -------  -------  --------
Investments in Securities
 Exchange Traded Funds                         $ 14,990  $    --  $    --  $ 14,990
 Affiliated Registered Investment Compnies        4,675       --       --     4,675
 Registered Investment Companies                  4,493       --       --     4,493
 U.S. Government Agency Obligation                   --      750       --       750
 Municipal Bond                                      --      703       --       703
 Cash Equivalent                                  3,153       --       --     3,153
                                               --------  -------  -------  --------
Total Investments in Securities                $ 27,311  $ 1,453  $    --  $ 28,764
                                               ========  =======  =======  ========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 12
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CORPORATE BOND FUND

ISSUER INDUSTRY WEIGHTINGS*:

[BAR GRAPH]

Financials                                    35.6%
Industrials                                   25.8%
Banks                                         24.6%
Utilities                                      3.6%
Municipal Bonds                                3.3%
U.S. Government Mortgage-Backed Obligations    2.4%
Telephone                                      2.0%
Short-Term Investments                         1.1%
U.S. Treasury Obligations                      0.6%
U.S. Government Agency Obligations             0.5%
Foreign Governments                            0.5%

*Percentages based on total investments.

DESCRIPTION                                FACE AMOUNT (000)    VALUE (000)
-----------                                -----------------    -----------
CORPORATE BONDS [90.8%]
 APPLICATIONS SOFTWARE [2.0%]
 Microsoft
  4.200%, 06/01/19                         $           2,000    $     2,026
                                                                ===========
 BANKS [20.8%]
 ANZ National Int'l (A)
  3.250%, 04/02/12                                     2,000          2,071
 Bank of America, MTN
  3.125%, 06/15/12                                     1,500          1,559
 Barclays Bank (A)
  6.050%, 12/04/17                                     1,000          1,031
 Barclays Bank, MTN (B)
  4.500%, 03/10/17                                     1,950          1,926
 Citigroup Funding
  2.250%, 12/10/12                                     2,500          2,541
 Deutsche Bank
  7.250%, 10/15/11                                       500            536
  4.875%, 05/20/13                                     1,940          2,079
 JPMorgan Chase Bank
  6.000%, 10/01/17                                     1,000          1,066
 PNC Funding, FDIC Insured
  1.875%, 06/22/11                                     1,150          1,163
 US Bank
  6.375%, 08/01/11                                     1,485          1,581
 Wachovia Bank
  4.800%, 11/01/14                                     3,270          3,366
 Wells Fargo, FDIC Insured
  3.000%, 12/09/11                                     2,200          2,272
                                                                -----------
 TOTAL BANKS                                                         21,191
                                                                ===========

 CHEMICALS [1.0%]
 Dow Chemical
  8.550%, 05/15/19                                       835          1,010
                                                                ===========
 COMMUNICATION & MEDIA [3.1%]
 Comcast Cable Communications Holdings
  8.375%, 03/15/13                                       160            185
 News America Holdings
  9.250%, 02/01/13                                       475            558
 Time Warner Entertainment
  8.375%, 03/15/23                                       775            946
 Walt Disney, MTN
  5.700%, 07/15/11                                     1,395          1,479
                                                                -----------
 TOTAL COMMUNICATION & MEDIA                                          3,168
                                                                ===========

 COMPUTER SYSTEM DESIGN & SERVICES [5.9%]
 Cisco Systems
  5.500%, 02/22/16                                     1,250          1,393
 Dell
  5.625%, 04/15/14                                     1,000          1,100
 Hewlett-Packard
  6.125%, 03/01/14                                     1,475          1,661
 International Business Machines
  7.625%, 10/15/18                                     1,500          1,847
                                                                -----------
 TOTAL COMPUTER SYSTEM DESIGN & SERVICES                              6,001
                                                                ===========

 DIVERSIFIED OPERATIONS [0.5%]
 3M, MTN
  4.375%, 08/15/13                                       500            536
                                                                ===========

 DRUGS [2.3%]
 Wyeth
  6.950%, 03/15/11                                     2,170          2,302
                                                                ===========
 ELECTRIC UTILITIES [2.9%]
 Alabama Power
  4.850%, 12/15/12                                     1,430          1,543
 American Electric Power
  5.250%, 06/01/15                                       490            524
 Exelon
  4.900%, 06/15/15                                       889            927
                                                                -----------
 TOTAL ELECTRIC UTILITIES                                             2,994
                                                                ===========

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 13
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                FACE AMOUNT (000)    VALUE (000)
-----------                                -----------------    -----------

 FINANCE AUTO LOANS [2.8%]
 American Honda Finance, MTN (A)
  5.125%, 12/15/10                         $           1,000    $     1,030
 Toyota Motor Credit
  4.350%, 12/15/10                                     1,800          1,843
                                                                -----------
 TOTAL FINANCE AUTO LOANS                                             2,873
                                                                ===========

 FINANCIAL SERVICES [16.0%]
 AXA Financial
  7.750%, 08/01/10                                     1,000          1,022
 Boeing Capital
  6.500%, 02/15/12                                       930          1,016
 CME Group
  5.400%, 08/01/13                                        95            103
 General Electric Capital,
  FDIC Insured
  2.200%, 06/08/12                                     2,805          2,857
 General Electric Capital,
  Ser A, MTN
  6.000%, 06/15/12                                     2,180          2,363
 GMAC
  2.200%, 12/19/12                                     4,500          4,568
 HSBC Finance
  5.250%, 04/15/15                                     1,250          1,312
 Irish Life & Permanent Group
  Holdings (A)
  3.600%, 01/14/13                                     2,000          1,996
 National Rural Utilities,
  Ser C, MTN
  7.250%, 03/01/12                                     1,000          1,100
                                                                -----------
 TOTAL FINANCIAL SERVICES                                            16,337
                                                                ===========

 FOOD, BEVERAGE & TOBACCO [3.9%]
 Anheuser-Busch
  7.500%, 03/15/12                                       665            736
 Bottling Group
  5.500%, 04/01/16                                     1,000          1,099
  4.625%, 11/15/12                                     1,435          1,541
 General Mills
  6.000%, 02/15/12                                       560            609
                                                                -----------
 TOTAL FOOD, BEVERAGE & TOBACCO                                       3,985
                                                                ===========

 FOREIGN GOVERNMENTS [0.5%]
 United Mexican States, MTN
  5.875%, 01/15/14                                       450            495
                                                                ===========
 INVESTMENT BANKER/BROKER DEALER [13.8%]
 Citigroup
  5.850%, 08/02/16                                     1,000          1,025
  5.500%, 02/15/17                                       250            247
 Credit Suisse
  5.500%, 08/15/13                                     1,250          1,368
 Goldman Sachs Group
  5.625%, 01/15/17                                     1,760          1,803
 Jefferies Group
  8.500%, 07/15/19                                       900            998
 JPMorgan Chase
  2.125%, 12/26/12                                     2,500          2,535
 Macquarie Group (A)
  6.000%, 01/14/20                                     2,000          1,995
 Merrill Lynch
  6.050%, 05/16/16                                     2,025          2,065
 Morgan Stanley, MTN
  5.500%, 01/26/20                                     2,060          2,015
                                                                -----------
 TOTAL INVESTMENT BANKER/BROKER DEALER                               14,051
                                                                ===========

 MULTI-LINE INSURANCE [1.7%]
 MetLife
  7.717%, 02/15/19                                     1,490          1,740
                                                                ===========
 PETROLEUM & FUEL PRODUCTS [4.3%]
 ConocoPhillips Canada Funding I
  5.625%, 10/15/16                                     2,000          2,226
 Duke Capital
  5.500%, 03/01/14                                       625            666
 Shell International Finance BV
  3.250%, 09/22/15                                     1,500          1,508
                                                                -----------
 TOTAL PETROLEUM & FUEL PRODUCTS                                      4,400
                                                                ===========

 REAL ESTATE INVESTMENT TRUSTS [2.2%]
 Kimco Realty
  6.875%, 10/01/19                                     1,080          1,138
 ProLogis
  7.625%, 08/15/14                                     1,000          1,093
                                                                -----------
 TOTAL REAL ESTATE INVESTMENT TRUSTS                                  2,231
                                                                ===========

 RETAIL [3.1%]
 Home Depot
  5.250%, 12/16/13                                     1,000          1,083
 Kohl's
  6.300%, 03/01/11                                     1,000          1,045
 Kroger
  5.500%, 02/01/13                                       450            486

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 14
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                FACE AMOUNT (000)    VALUE (000)
-----------                                -----------------    -----------
  Target
   5.875%, 07/15/16                        $             500    $       567
                                                                -----------
  TOTAL RETAIL                                                        3,181
                                                                ===========

  SPECIAL PURPOSE BANKS [2.0%]
  Dexia Credit Local (A)
   2.750%, 01/10/14                                    2,000          2,018
                                                                ===========
  TELEPHONES & TELECOMMUNICATIONS [2.0%]
  Deutsche Telekom International
   Finance
   5.250%, 07/22/13                                      475            509
  New Cingular Wireless Services
   8.125%, 05/01/12                                      400            452
  Verizon Communications
   5.550%, 02/15/16                                    1,000          1,093
                                                                -----------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                               2,054
                                                                ===========

    TOTAL CORPORATE BONDS
      (Cost $88,947)                                                 92,593
                                                                ===========

 MUNICIPAL BONDS [3.3%]
  CALIFORNIA [2.3%]
  California State, City of
   Industry, Sales Tax Project,
   RB, NATL-RE
   5.000%, 01/01/12                                      955            972
  Irvine Ranch Water District,
   RB, ETM
   8.180%, 03/15/14                                    1,200          1,316
                                                                -----------
  TOTAL CALIFORNIA                                                    2,288
                                                                ===========

  WISCONSIN [1.0%]
  De Pere, Unified School District,
   GO, FGIC
   Pre-Refunded @ 100 (C)
   4.500%, 10/01/11                                      995          1,052
                                                                ===========
    TOTAL MUNICIPAL BONDS
      (Cost $3,287)                                                   3,340
                                                                ===========


DESCRIPTION                                             FACE AMOUNT (000)/SHARES    VALUE (000)
-----------                                             ------------------------    -----------
U.S. GOVERNMENT MORTGAGE-BACKED
 OBLIGATIONS [2.4%]
  FHLMC REMIC, Ser 2982,
   Cl NB
   5.500%, 02/15/29                                    $                     390    $       401
  FHLMC REMIC, Ser R004,
   Cl A1
   5.125%, 12/15/13                                                          369            383
  FHLMC REMIC, Ser R015,
   Pool FHRR R015 AN, Cl AN
   3.750%, 02/15/13                                                          252            256
  FNMA REMIC, Ser 2002-56,
   Cl MC
   5.500%, 09/25/17                                                          540            572
  FNMA REMIC, Ser 2006-B1,
   Cl AB
   6.000%, 06/25/16                                                          126            132
  FNMA REMIC, Ser 2007-B1,
   Cl BE
   5.450%, 12/25/20                                                          622            665
                                                                                    ===========
    TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $2,306)                                                                       2,409
                                                                                    ===========

U.S. TREASURY OBLIGATION [0.6%]
  U.S. Treasury Inflation Protection
   Security
   2.000%, 01/15/14                                                          586            622
                                                                                    -----------
    TOTAL U.S. TREASURY OBLIGATION
      (Cost $596)                                                                           622
                                                                                    ===========

U.S. GOVERNMENT AGENCY OBLIGATION [0.5%]
  FHLMC
   5.500%, 09/15/11                                                          460            491
                                                                                    -----------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
      (Cost $477)                                                                           491
                                                                                    ===========

CASH EQUIVALENT [1.0%]
  Goldman Sachs Financial Square
   Funds - Government Fund,
   0.030%*                                                             1,076,854          1,077
                                                                                    -----------
    TOTAL CASH EQUIVALENT
      (Cost $1,077)                                                                       1,077
                                                                                    ===========

    TOTAL INVESTMENTS [98.6%]
      (Cost $96,690)                                                                $   100,532
                                                                                    ===========

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 15
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CORPORATE BOND FUND (CONCLUDED)

PERCENTAGES ARE BASED ON NET ASSETS OF $101,912 ($ THOUSANDS).

* THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $10,141(000), REPRESENTING 9.9% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2010.

(C)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

CL -- CLASS

ETM -- ESCROW TO MATURITY

FDIC -- FEDERAL DEPOSITARY INSURANCE CORPORATION

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GO -- GENERAL OBLIGATION

MTN -- MEDIUM TERM NOTE

NATL-RE -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY MUNICIPAL
           BOND INSURANCE COMPANY 'MBIA')

RB -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                         Level 1  Level 2   Level 3     Total
                                         -------  -------   -------   ---------
Investments in Securities
  Corporate Bonds                        $    --  $ 92,593  $    --   $  92,593
  Municipal Bonds                             --     3,340       --       3,340
  U.S. Government Mortgage-Backed
   Obligations                                --     2,409       --       2,409
  U.S. Treasury Obligation                    --       622       --         622
  U.S. Government Agency Obligation           --       491       --         491
  Cash Equivalent                          1,077        --       --       1,077
                                         -------  --------  -------   ---------
Total Investments in Securities          $ 1,077  $ 99,455  $    --   $ 100,532
                                         =======  ========  =======   =========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 16
schedule of investments
MARCH 31, 2010 (UNAUDITED)

GOVERNMENT BOND FUND

TYPE OF SECURITY WEIGHTINGS*:

[BAR GRAPH]

U.S. Government Agency Obligations                   63.1%
U.S. Government Mortgage-Backed Obligations          34.1%
Short-Term Investments                                2.8%

*     Percentages based on total investments.

DESCRIPTION                                                       FACE AMOUNT (000)     VALUE (000)
-----------                                                       -----------------    -------------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS [65.8%]
     FFCB
          3.600%, 03/22/17                                          $       5,000      $       4,995
     FHLB
          5.250%, 06/18/14                                                  4,000              4,448
          4.805%, 08/20/15                                                 12,068             12,922
          3.500%, 12/09/16                                                  5,000              4,999
          3.250%, 09/12/14                                                  7,000              7,197
          3.125%, 12/13/13                                                  5,000              5,196
          3.000%, 12/30/12 (A)                                              5,000              5,037
          2.450%, 02/12/14                                                  5,000              5,007
          1.850%, 12/21/12                                                  1,500              1,494
          1.125%, 10/15/10 (A)                                              4,980              4,986
     FHLMC, MTN
          2.000%, 06/18/12 (A)                                              5,000              4,976
          2.000%, 11/05/12                                                  5,000              5,021
     FNMA
          4.625%, 05/01/13                                                  7,000              7,473
          3.100%, 03/22/16                                                  5,000              4,984
          3.000%, 07/28/14                                                  9,380              9,450
          2.900%, 04/07/14                                                  8,950              9,004
          2.625%, 12/10/14                                                  5,180              5,126
                                                                                       -------------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATION
                 (Cost $97,102)                                                              102,315
                                                                                       =============

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [30.7%]
     FHLMC REMIC, Ser R002,
          Cl AH
          4.750%, 07/15/15                                                    734                750
     FHLMC REMIC, Ser R003,
          Cl AG
          5.125%, 10/15/15                                                  1,011              1,037
     FHLMC REMIC, Ser R004,
          Cl A1
          5.125%, 12/15/13                                                  7,349              7,642
     FHLMC REMIC, Ser R005,
          Cl AB
          5.500%, 12/15/18                                                    566                592
     FHLMC REMIC, Ser R007,
          Cl AC
          5.875%, 05/15/16                                                    664                680
     FHLMC REMIC, Ser R009,
          Cl AK
          5.750%, 12/15/18                                                    645                674
     FHLMC REMIC, Ser R010,
          Cl AB
          5.500%, 12/15/19                                                  2,608              2,727
     FHLMC REMIC, Ser R011,
          Cl AB
          5.500%, 12/15/20                                                  9,604             10,064
     FHLMC REMIC, Ser R012,
          Cl AB
          5.500%, 12/15/20                                                    891                930
     FHLMC REMIC, Ser R013,
          Cl AB
          6.000%, 12/15/21                                                  1,021              1,063
     FHLMC REMIC, Ser R014,
          Cl AL
          5.500%, 10/15/14                                                  3,646              3,704
     FHLMC REMIC, Ser R015,
          Cl AN
          3.750%, 02/15/13                                                  4,423              4,480
     FHLMC REMIC, Ser R016,
          Cl AM
          5.125%, 06/15/18                                                  2,201              2,286
     FNMA, Ser 2005-25, Cl VH
          5.000%, 04/25/16                                                  4,066              4,358
     FNMA ARM (B)
          4.548%, 03/01/34                                                    477                496
     FNMA REMIC, Ser 2005-119,
          Cl DG
          5.500%, 01/25/36                                                     92                 92
     FNMA REMIC, Ser R009,
          Cl AJ
          5.750%, 12/15/18                                                  5,100              5,320
     GNMA
          8.000%, 08/15/22                                                     11                 13
          7.500%, 06/15/24                                                      5                  5
          7.500%, 05/15/26                                                      5                  6
          7.500%, 04/15/32                                                     31                 34
          7.000%, 12/15/16                                                     12                 13
          6.000%, 01/15/29                                                     12                 13
     GNMA ARM (B)
          3.000%, 08/20/35                                                    111                113
          2.625%, 04/20/35                                                    529                540
                                                                                       -------------
             TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS
               (Cost $52,247)                                                                 47,632
                                                                                       =============

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 17
schedule of investments
MARCH 31, 2010 (UNAUDITED)

GOVERNMENT BOND FUND (CONCLUDED)

DESCRIPTION                                                 SHARES/FACE AMOUNT (000)    VALUE (000)
-----------                                                 ------------------------   -------------
CASH EQUIVALENT [1.5%]
        Goldman Sachs Financial Square
          Funds - Government Fund,
          0.030%*                                                    2,296,828         $       2,297
                                                                                       -------------
             TOTAL CASH EQUIVALENT
                (Cost $2,297)                                                                  2,297
                                                                                       =============

REPURCHASE AGREEMENT (C) [1.3%]
        Barclays
         0.010%, dated 03/31/10, repurchased on
         04/01/10, repurchase price $2,000,001
         (collateralized by U.S. Government
         obligation, par value $1,784,300;
         with total market value $2,040,075)                    $        2,000                 2,000
                                                                                       =============

             TOTAL REPURCHASE AGREEMENT
                (Cost $2,000)                                                                  2,000
                                                                                       =============

             TOTAL INVESTMENTS [99.3%]
                (Cost $153,646)                                                        $     154,244
                                                                                       =============


PERCENTAGES ARE BASED ON NET ASSETS OF $155,398 ($ THOUSANDS).

*     THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

(A) STEP BOND -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2010. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2010.

(C)   TRI-PARTY REPURCHASE AGREEMENT

ARM   -- ADJUSTABLE RATE MORTGAGE

CL    -- CLASS

FFCB  -- FEDERAL FARM CREDIT BANK

FHLB  -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN   -- MEDIUM TERM NOTE

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   -- SERIES

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                    Level 1    Level 2    Level 3     Total
                                    -------   ---------   -------   ---------
Investments in Securities
   U.S. Government Agency
     Obligations                    $    --   $ 102,315   $    --   $ 102,315
   U.S. Government
     Mortgage-Backed
     Obligations                         --      47,632        --      47,632
   Cash Equivalent                    2,297          --        --       2,297
   Repurchase Agreement                  --       2,000        --       2,000
                                    -------   ---------   -------   ---------
Total Investments in Securities     $ 2,297   $ 151,947   $    --   $ 154,244
                                    =======   =========   =======   =========

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                           Investments in
                                             Securities
                                           --------------
Beginning balance as of October 1, 2009      $    2,618
   Accrued discounts/premiums                        --
   Realized gain/(loss)                              --
   Change in unrealized                              --
   appreciation/(depreciation)
   Net purchases/sales                               --
   Net transfer in and/or out of Level 3         (2,618)
                                             ----------
Ending balance as of March 31, 2010          $       --
                                             ==========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 18
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND

ISSUER INDUSTRY WEIGHTINGS*:

General Revenue                          23.8%
General Obligation                       15.9%
Education                                14.7%
Power                                    11.3%
Public Facilities                        10.0%
Water                                    10.0%
Transportation                            4.7%
Healthcare                                3.2%
Industrial Development                    2.7%
Short-Term Investments                    1.9%
Housing                                   1.8%

*     Percentages based on total investments.

DESCRIPTION                                                       FACE AMOUNT (000)    VALUE (000)
-----------                                                       -----------------    -----------
MUNICIPAL BONDS [97.5%]
   ARIZONA [2.1%]
   Arizona State, School Facilities
     Board, Ser C, COP, AGM
     Callable 09/01/14 @ 100
     5.000%, 09/01/15                                                 $    750          $     826
                                                                                        =========

   CALIFORNIA [83.5%]
   Antelope Valley, Unified High School
     District, Ser A, GO, NATL-RE
     Callable 08/01/12 @ 101
     5.000%, 08/01/23                                                      250                257
   Azusa, Redevelopment Agency,
     Mortgage-Backed Securities
     Program, Ser A, RB, FNMA,
     ETM (A)
     6.875%, 10/01/12                                                      200                228
   Banning, Financing Authority,
     Election Systems Project,
     RB, XLCA
     Callable 06/01/17 @ 100
     5.000%, 06/01/22                                                      805                799
   Bay Area, Infrastructure Financing
     Authority, State Payment
     Acceleration Project, RB, XLCA
     Callable 08/01/11 @ 100
     5.000%, 08/01/14                                                      500                510
   Bay Area, Infrastructure Financing
     Authority, State Payment
     Acceleration Project, RB,
     NATL-RE FGIC
     Callable 08/01/14 @ 100
     5.000%, 08/01/17                                                      350                356
   Burbank, Public Financing
     Authority, Golden State
     Redevelopment Project,
     Ser A,TA, AMBAC
     Callable 12/01/13 @ 100
     5.250%, 12/01/18                                                      100                105
   Burbank, Public Financing
     Authority, Golden State
     Redevelopment Project,
     Ser A,TA, AMBAC
     Pre-Refunded @ 100 (B)
     5.250%, 12/01/13                                                       75                 85
   California State, Department
     of Water Resources, Power
     Supply Project, Ser H, RB, AGM
     Callable 05/01/18 @ 100
     5.000%, 05/01/21                                                      750                831
   California State, Department
     of Water Resources,Water
     Systems Project, Ser J-2, RB
     7.000%, 12/01/12                                                      500                581
   California State, Department
     of Water Resources,Water
     Systems Project, Ser Y, RB,
     NATL-RE FGIC
     Callable 06/01/13 @ 100
     5.250%, 12/01/19                                                      500                545
   California State, Economic
     Recovery Authority, Ser A,
     GO, NATL-RE
     Callable 07/01/14 @ 100
     5.000%, 07/01/15                                                      500                550
   California State, Educational
     Facilities Authority, Stanford
     University Project, Ser T-4, RB
     5.000%, 03/15/14                                                      350                397
   California State, GO
     Callable 02/01/12 @ 100
     5.000%, 02/01/18                                                      175                180
   California State, GO
     Pre-Refunded @ 100 (B)
     5.250%, 09/01/10                                                       10                 10
   California State, GO
     Pre-Refunded @ 100 (B)
     5.250%, 09/01/10                                                       25                 26
   California State, GO
     Pre-Refunded @ 100 (B)
     5.250%, 10/01/10                                                       20                 21
   California State, GO
     5.500%, 04/01/19                                                      500                542
   California State, GO
     5.000%, 03/01/19                                                      500                524

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 19
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                                       FACE AMOUNT (000)    VALUE (000)
-----------                                                       -----------------    -----------
   California State, Ser A, GO,
     NATL-RE FGIC
     Callable 07/01/11 @ 100
     5.000%, 07/01/17                                                 $    500          $     520
   California State, Ser B, GO (D)
     4.000%, 07/01/23                                                      750                798
   California State, Infrastructure &
     Economic Authority, Bay
     Area Toll Bridges Project,
     Ser A, RB, AGM
     Pre-Refunded @ 100 (B)
     5.250%, 07/01/13                                                      125                141
   California State, Public Works
     Board Lease, Department of
     Corrections Project,
     Ser B, RB, NATL-RE
     Callable 05/06/10 @ 100
     5.000%, 09/01/21                                                      100                 98
   California State, Public Works
     Board Lease, Department of
     Corrections-Administration
     Project, Ser A, RB, AMBAC
     Callable 03/01/12 @ 100
     5.250%, 03/01/18                                                      155                157
   California State, Public Works
     Board Lease, Department of
     Mental Health Project,
     Ser A, RB
     5.250%, 06/01/13                                                      200                217
   Carlsbad, Public Financing
     Authority, Municipal Golf
     Course Project, Ser A, RB,
     AMBAC
     4.500%, 09/01/16                                                      350                384
   Castaic Lake,Water Agency,Water
     Systems Improvement Project,
     Ser A, COP, NATL-RE
     7.000%, 08/01/13                                                      300                350
   Corona, Public Financing
     Authority, City Hall Project,
     Ser B, RB, NATL-RE
     Callable 09/01/12 @ 100
     5.250%, 09/01/16                                                      350                363
   Culver City, Redevelopment
     Finance Authority,TA, AMBAC
     5.500%, 11/01/14                                                       65                 67
   Dry Creek, Joint Elementary
     School District, Ser A, GO, AGM
     0.000%, 08/01/11                                                      200                196
   Escondido, Union School
     District, Refunding &
     Financing Project, COP,
     NATL-RE
     4.750%, 07/01/19                                                      735                797
   Fresno, Unified School District,
     Election 2001 Project, Ser D,
     GO, NATL-RE
     Callable 08/01/13 @ 102
     5.000%, 08/01/17                                                      200                212
   Gilroy, Unified School District, GO,
     NATL-RE FGIC
     Callable 08/01/13 @ 100
     5.250%, 08/01/19                                                      800                842
   Golden State,Tobacco Settlement,
     Ser A, RB, AMBAC
     Callable 06/01/10 @ 100
     5.000%, 06/01/20                                                      500                490
   Golden State,Tobacco Settlement,
     Ser A-1, RB
     Pre-Refunded @ 100 (B)
     6.750%, 06/01/13                                                      920              1,069
   Hawthorne, School District,
     COP, AGM
     Pre-Refunded @ 101 (B)
     6.000%, 11/01/10                                                      455                466
   Jefferson Unified High School
     District, Ser A, GO,
     NATL-RE FGIC
     5.000%, 08/01/14                                                      200                217
   Kern, High School District,
     GO, ETM
     7.100%, 08/01/12                                                      290                331
   Long Beach Community College
     District, Ser A, GO
     9.850%, 01/15/13                                                      500                595
   Los Angeles County, Metropolitan
     Transportation Authority,
     Proposition C, Ser A, RB,
     NATL-RE
     Callable 07/01/14 @ 100
     5.000%, 07/01/16                                                      200                220
   Los Angeles County, Metropolitan
     Transportation Authority,
     Ser B, RB, AGM
     Callable 07/01/11 @ 101
     5.250%, 07/01/15                                                      250                265
   Los Angeles County, Sanitation
     Districts Financing Authority,
     Capital Projects (District #14),
     Sub-Ser B, RB, NATL-RE
     FGIC
     3.750%, 10/01/14                                                      175                183

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 20
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                                       FACE AMOUNT (000)    VALUE (000)
-----------                                                       -----------------    -----------
   Los Angeles, Department of
     Water & Power, Power Systems
     Project, Ser A Sub-Ser-Ser A-1,
     RB, NATL-RE
     5.000%, 07/01/12                                                 $    665          $     724
   Los Angeles, Municipal
     Improvement Authority,
     Central Library Project, Ser A,
     RB, NATL-RE
     Callable 06/01/12 @ 100
     5.500%, 06/01/18                                                      500                534
   Los Angeles, Municipal
     Improvement Authority,
     Central Library Project, Ser A,
     RB, NATL-RE
     5.250%, 06/01/12                                                      300                323
   Los Angeles, Municipal
     Improvement, Ser E, RB
     5.000%, 09/01/15                                                      200                222
   Los Angeles, Ser A, GO, AGM
     Callable 09/01/12 @ 100
     5.000%, 09/01/20                                                      750                803
   Los Angeles, Unified School
     District, COP, AMBAC
     5.000%, 10/01/12                                                      750                804
   Los Angeles, Unified School
     District, Ser A-1, GO, NATL-RE
     Callable 07/01/14 @ 100
     5.000%, 07/01/17                                                      125                135
   Los Angeles,Wastewater Systems
     Authority, Ser A, RB
     5.000%, 06/01/14                                                      750                844
   North Orange County,
     Community College District,
     Ser A, GO, NATL-RE
     Pre-Refunded @ 101 (B)
     5.375%, 08/01/12                                                      525                581
   Northern California, Power
     Agency, Hydroelectric Project,
     Ser A, RB, NATL-RE
     Pre-Refunded @ 100 (B)
     5.125%, 07/01/10                                                      750                759
   Oakley, Civic Center Project, COP
     4.000%, 05/01/12                                                      230                239
   Orange County, Public
     Financing Authority, RB,
     NATL-RE
     5.000%, 07/01/17                                                    1,000              1,087
   Orange County, Sanitation
     District, Ser A, COP
     3.000%, 02/01/17                                                      500                499
   Oxnard, School District,
     Election 2006 Project,
     Ser A, GO, CIFG
     6.750%, 08/01/11                                                      300                323
   Pinole, Redevelopment Agency,
     Pinole Vista Redevelopment
     Project,TA, AGM
     Callable 05/06/10 @ 101
     5.250%, 08/01/14                                                      100                101
   Port of Oakland, Ser C,
     RB, NATL-RE
     5.000%, 11/01/15                                                      450                493
   Redwoods, Community College
     District, 2004 Election Project,
     Ser A, GO, NATL-RE
     Callable 08/01/14 @ 100
     5.000%, 08/01/23                                                      420                432
   Sacramento County, Sanitation
     District Authority, Sub-Ser B, RB
     Callable 04/05/10 @ 100 (C) (D)
     0.280%, 12/01/37                                                      500                500
   Sacramento, City Financing
     Authority, EPA Building
     Project, Ser A, RB, AMBAC
     Callable 05/06/10 @ 100
     4.750%, 05/01/17                                                      525                528
   Sacramento, Municipal Utility
     District, RB, NATL-RE
     Callable 08/15/13 @ 100
     5.000%, 08/15/19                                                      500                520
   Sacramento, Municipal Utility
     District, Ser T, RB,
     NATL-RE FGIC
     Callable 05/15/14 @ 100
     5.250%, 05/15/22                                                      805                836
   San Diego, Public Facilities
     Financing Authority, Ser B, RB
     5.000%, 05/15/14                                                      750                840
   San Diego, Unified School
     District, Election 1998 Project,
     Ser D, GO, FGIC
     Callable 07/01/12 @ 100
     5.000%, 07/01/27                                                      500                541
   San Diego, Unified School
     District, Election 1998 Project,
     Ser E, GO, AGM
     Callable 07/01/13 @ 101
     5.250%, 07/01/16                                                      100                113
   San Francisco (City & County),
     Public Utilities Commission,
     Ser B, RB
     5.000%, 11/01/19                                                      750                851

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 21
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                                       FACE AMOUNT (000)    VALUE (000)
-----------                                                       -----------------    -----------
   San Francisco City & County,
     Redevelopment Agency,
     Ser B,TA, NATL-RE FGIC
     Callable 08/01/13 @ 100
     5.250%, 08/01/18                                                 $    600          $     614
   San Francisco, Bay Area Transit
     Financing Authority, Ser A,
     RB, NATL-RE
     Callable 07/01/15 @ 100
     5.000%, 07/01/24                                                      550                583
   Santa Margarita, Dana Point
     Authority, Ser A, RB, AMBAC
     Callable 08/01/14 @ 100
     5.000%, 08/01/15                                                      165                183
   Solano County, COP, NATL-RE
     Pre-Refunded @ 100 (B)
     5.250%, 11/01/12                                                      100                110
   Southern California, Metropolitan
     Water District Authority,
     Ser A, RB
     5.750%, 07/01/21                                                      280                326
   Southern Kern, Unified School
     District, Ser A, GO,
     NATL-RE FGIC
     Callable 11/01/13 @ 100
     4.500%, 11/01/18                                                      220                224
   Tamalpais, Unified High School
     District, GO, NATL-RE
     Callable 08/01/11 @ 101
     4.875%, 08/01/17                                                      100                103
   University of California, Multiple
     Purpose Projects, Ser Q,
     RB, AGM
     Callable 09/01/11 @ 101
     5.000%, 09/01/22                                                      500                524
   University of California, Ser B,
     RB, AGM
     Callable 05/15/13 @ 101
     5.000%, 05/15/20                                                      750                805
   University of California, UCLA
     Medical Center Project, Ser B,
     RB, AMBAC
     Pre-Refunded @ 100 (B)
     5.500%, 05/15/14                                                      500                579
                                                                                        ---------

   TOTAL CALIFORNIA                                                                        33,208
                                                                                        =========

   ILLINOIS [0.8%]
   Cook County Forest Preservation
     District, GO, AMBAC
     Callable 11/15/14 @ 100
     5.250%, 11/15/15                                                      300                334
                                                                                        =========

   MISSOURI [0.6%]
   St Louis, Parking Facilities
     Authority, Downtown Parking
     Facilities Project, Sub-Ser A,
     RB Pre-Refunded @ 100 (B)
     6.000%, 02/01/12                                                      200                217
                                                                                        =========

   NEW JERSEY [0.9%]
   New Jersey State,Turnpike
     Authority, Ser C, RB,
     NATL-RE, ETM
     6.500%, 01/01/16                                                      315                368
                                                                                        =========

   NEW MEXICO [1.0%]
   Santa Fe, Educational Facilities
     Authority, College of Santa Fe
     Project, RB
     Pre-Refunded @ 100 (B)
     5.750%, 10/01/14                                                      350                407
                                                                                        =========

   NEW YORK [2.7%]
   New York City Housing
     Development, Ser F, RB
     Callable 05/01/11 @ 100
     1.950%, 11/01/12                                                      500                500
   New York State, Local
     Assistance Correction
     Authority, Ser E, RB
     6.000%, 04/01/14                                                      500                564
                                                                                        ---------

   TOTAL NEW YORK                                                                           1,064
                                                                                        =========

   SOUTH CAROLINA [2.1%]
   Columbia,Tourism Development
     Fee Pledge Project, COP,
     AMBAC
     Callable 06/01/13 @ 100
     5.250%, 06/01/16                                                      350                369
   South Carolina, Jobs &
     Economic Development
     Authority, Palmetto Health
     Project, Ser C, RB
     Pre-Refunded @ 100 (B)
     6.875%, 08/01/13                                                      400                469
                                                                                        ---------

   TOTAL SOUTH CAROLINA                                                                       838
                                                                                        =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 22
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

DESCRIPTION                                                 FACE AMOUNT (000)/SHARES   VALUE (000)
-----------                                                 ------------------------   -----------
   TEXAS [0.3%]

   San Angelo,Waterworks & Sewer
     System Authority, Refunding
     & Improvements Projects, RB,
     AGM Callable 04/01/11 @ 100
     5.250%, 04/01/19                                             $        100         $      102
                                                                                       ==========

   WASHINGTON [0.9%]
   King County, NJB Properties
     Project, Ser A, RB
     5.000%, 12/01/14                                                      325                367
                                                                                       ==========

   WEST VIRGINIA [1.3%]
   West Virginia State, Economic
     Development Authority,
     Correctional Juvenile Project,
     Ser A, RB, NATL-RE
     Callable 06/01/12 @ 101
     5.500%, 06/01/17                                                      500                520
                                                                                       ==========

   PUERTO RICO [1.3%]
   Puerto Rico Sales Tax Financing,
     Sub-Ser A, RB
     4.000%, 08/01/16                                                      500                527
                                                                                       ==========

        TOTAL MUNICIPAL BONDS
          (Cost $37,966)                                                                   38,778
                                                                                       ==========

CASH EQUIVALENT [1.9%]
   Federated California Municipal
     Money Market Fund, Cl I,
     0.090%*                                                           733,017                733
                                                                                       ----------

        TOTAL CASH EQUIVALENT
          (Cost $733)                                                                         733
                                                                                       ==========

        TOTAL INVESTMENTS [99.4%]
          (Cost $38,699)                                                               $   39,511
                                                                                       ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $39,769 ($ THOUSANDS).

*     THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

(A)   SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

(B)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(D) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2010.

AGM   -- ASSURED GUARANTY MUNICIPAL

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

CIFG  -- CDC IXIS FINANCIAL GUARANTEE

CL    -- CLASS

COP   -- CERTIFICATE OF PARTICIPATION

ETM   -- ESCROW TO MATURITY

FGIC  -- FINANCIAL GUARANTEE INSURANCE COMPANY

FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GO    -- GENERAL OBLIGATION

NATL-RE -- NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION (FORMERLY MBIA-IL)

RB    -- REVENUE BOND

SER   -- SERIES

TA    -- TAX ALLOCATION

XLCA  -- XL CAPITAL ASSURANCE

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                                        Level 1     Level 2    Level 3     Total
                                                        -------    --------    -------    --------
Investments in Securities
Municipal Bonds                                         $    --    $ 38,778    $    --    $ 38,778
Cash Equivalent                                             733          --         --         733
                                                        -------    --------    -------    --------
Total Investments in Securities                         $   733    $ 38,758    $    --    $ 39,511
                                                        =======    ========    =======    ========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 23
schedule of investments
MARCH 31, 2010 (UNAUDITED)

HIGH YIELD BOND FUND

ISSUER INDUSTRY WEIGHTINGS*:

[BAR GRAPH]

Industrials                     61.1%
Financials                      13.7%
Short-Term Investments          11.0%
Utilities                        5.0%
Telecommunication Services       3.8%
Transportation                   3.3%
Tax Exempt                       2.0%
Common Stock                     0.1%

* Percentages based on total investments.

DESCRIPTION                                FACE AMOUNT (000)   VALUE (000)
-----------                                -----------------   -----------
CORPORATE BONDS [92.8%]
 ADVERTISING AGENCIES [1.0%]
 MDC Partners (A)
  11.000%, 11/01/16                        $             450   $       487
                                                               ===========
 AEROSPACE & DEFENSE [2.2%]
 Global Aviation Holdings (A)
  14.000%, 08/15/13                                      500           508
 L-3 Communications
  5.875%, 01/15/15                                       200           204
 Sequa (A)
  13.500%, 12/01/15                                        5             5
 Wyle Services (A)
  10.500%, 04/01/18                                      325           325
                                                               -----------


 TOTAL AEROSPACE & DEFENSE                                           1,042
                                                               ===========
 AIRLINES [2.9%]
 DAE Aviation Holdings (A)
  11.250%, 08/01/15                                      150           140
 Delta Air Lines (A)
  12.250%, 03/15/15                                      400           426
 United Airlines
  10.400%, 11/01/16                                      280           301
  9.875%, 08/01/13 (A)                                   245           257
  9.750%, 01/15/17                                       215           227
                                                               -----------

 TOTAL AIRLINES                                                      1,351
                                                               ===========
 ATHLETIC EQUIPMENT [0.4%]
 Easton-Bell Sports (A)
  9.750%, 12/01/16                                       190           200
                                                               ===========

 AUTO RENT & LEASE [0.8%]
 Avis Budget Car Rental
  7.750%, 05/15/16                                       100            98
 H&E Equipment Services
  8.375%, 07/15/16                                       100            97
 Hertz
  10.500%, 01/01/16                                      150           161
                                                               -----------

 TOTAL AUTO RENT & LEASE                                               356
                                                               ===========

 AUTOMOTIVE [0.4%]
 UCI Holdco (B)
  8.257%, 12/15/13                                       212           199
                                                               ===========

 AUTOPARTS [0.2%]
 Asbury Automotive Group
  7.625%, 03/15/17                                       100            95
                                                               ===========

 B2B/E-COMMERCE [1.0%]
 GXS Worldwide (A)
  9.750%, 06/15/15                                       500           481
                                                               ===========

 BANKS [1.0%]
 CIT Group
  7.000%, 05/01/16                                       500           461
                                                               ===========

 BROADCASTING & CABLE [3.0%]
 Allbritton Communications
  7.750%, 12/15/12                                        72            72
 Atlantic Broadband Finance
  9.375%, 01/15/14                                       100           100
 Barrington Broadcasting Group
  10.500%, 08/15/14                                      100            88
 Bonten Media Acquisition (A)
  9.000%, 06/01/15                                       165            80
 Coleman Cable (A)
  9.000%, 02/15/18                                       450           455
 CSC Holdings
  7.625%, 07/15/18                                       100           104
 Fisher Communications
  8.625%, 09/15/14                                       150           147
 Local TV Finance (A)
  9.250%, 06/15/15                                       110            72
 Newport Television (A)
  13.000%, 03/15/17                                      114            91
 Nexstar Finance Holdings (D)
  11.375%, 04/01/13                                      128           114
 Univision Communications (A)
  12.000%, 07/01/14                                       81            89
                                                               -----------
 TOTAL BROADCASTING & CABLE                                          1,412
                                                               ===========

 BUILDING & CONSTRUCTION [0.1%]
 Esco (A)
 8.625%, 12/15/13                                         50            50
 International Utility
  Structures (C) (F)
  10.750%, 02/01/08                                      100             1
                                                               -----------
 TOTAL BUILDING & CONSTRUCTION                                          51
                                                               ===========

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 24
schedule of investments
MARCH 31, 2010 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                FACE AMOUNT (000)   VALUE (000)
-----------                                -----------------   -----------
CHEMICALS [1.6%]
CPG International I
 10.500%, 07/01/13                         $             285   $       285
Innophos
 8.875%, 08/15/14                                        100           103
Momentive Performance Materials
 9.750%, 12/01/14                                        100           100
Polymer Holdings (D) (E) (F)
 18.929%, 07/15/14                                       250           253
                                                               -----------

TOTAL CHEMICALS                                                        741
                                                               ===========


COAL MINING [0.9%]
Consol Energy (A)
 8.250%, 04/01/20                                        400           411
                                                               ===========
COMMERCIAL SERVICES [1.2%]
ARAMARK
 8.500%, 02/01/15                                        150           154
DI Finance
 9.500%, 02/15/13                                        150           152
Iron Mountain
 8.750%, 07/15/18                                        150           157
Tube City IMS
 9.750%, 02/01/15                                        100            98
                                                               -----------

TOTAL COMMERCIAL SERVICES                                              561
                                                               ===========

COMPUTER SYSTEM DESIGN & SERVICES [1.2%]
Activant Solutions
 9.500%, 05/01/16                                        100            96
Compucom Systems (A)
 12.500%, 10/01/15                                       240           254
Terremark Worldwide (A)
 12.000%, 06/15/17                                       200           230
                                                               -----------

TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                580
                                                               ===========


CONGLOMERATE [0.2%]
KAR Auction Services
 8.750%, 05/01/14                                        100           102
                                                               ===========
CONSUMER PRODUCTS & SERVICES [2.4%]
Central Garden & Pet
 9.125%, 02/01/13                                        100           102
Jarden
 7.500%, 05/01/17                                         75            76
MSX International (A)
 12.500%, 04/01/12                                       100            78
Prestige Brands (A)
 8.250%, 04/01/18                                        280           287
Sealy Mattress
 8.250%, 06/15/14                                        200           200
Southern States Cooperative (A)
 11.000%, 11/01/11                                       250           250
Steinway Musical Instruments (A)
 7.000%, 03/01/14                                        100            96
Yankee Acquisition, Ser B
 9.750%, 02/15/17                                         50            52
                                                               -----------

TOTAL CONSUMER PRODUCTS & SERVICES                                   1,141
                                                               ===========

CONTAINERS & PACKAGING [0.8%]
Exopack Holding
 11.250%, 02/01/14                                       100           104
Intertape Polymer US (F)
 8.500%, 08/01/14                                        100            85
Solo Cup
 8.500%, 02/15/14                                        200           196
                                                               -----------

TOTAL CONTAINERS & PACKAGING                                           385
                                                               ===========

DATA PROCESSING/MGMT [0.7%]
First Data
 9.875%, 09/24/15                                        400           345
                                                               ===========

DISTRIBUTION/WHOLESALE [2.2%]
Intcomex (A)
 13.250%, 12/15/14                                       600           607
VWR Funding
 10.250%, 07/15/15                                       423           448
                                                               -----------

TOTAL DISTRIBUTION/WHOLESALE                                         1,055
                                                               ===========

DIVERSIFIED OPERATIONS [1.0%]
Amsted Industries (A)
 8.125%, 03/15/18                                        450           450
                                                               ===========

ELECTRIC UTILITIES [4.0%]
AES
 8.000%, 10/15/17                                        100           102
 8.000%, 06/01/20                                         50            50
CMS Energy
 8.750%, 06/15/19                                         50            56
 6.875%, 12/15/15                                        150           160
Edison Mission Energy
 7.200%, 05/15/19                                        150           104
 7.000%, 05/15/17                                        350           244
Energy Future Holdings
 10.875%, 11/01/17                                       250           186
ESI Tractebel Acquisition, Ser B
 7.990%, 12/30/11                                         35            35

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 25
schedule of investments
MARCH 31, 2010 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                FACE AMOUNT (000)   VALUE (000)
-----------                                -----------------   -----------
Mirant North America
 7.375%, 12/31/13                          $             150   $       150
NRG Energy
 7.375%, 02/01/16                                        100            99
PNM Resources
 9.250%, 05/15/15                                        100           106
RRI Energy
 7.625%, 06/15/14                                        200           187
United Maritime Group (A)
 11.750%, 06/15/15                                       400           410
                                                               -----------

TOTAL ELECTRIC UTILITIES                                             1,889
                                                               ===========

ENTERPRISE SOFTWARE/SERV [0.8%]
JDA Software Group (A)
 8.000%, 12/15/14                                        375           390
                                                               ===========

ENTERTAINMENT & GAMING [9.8%]
AMC Entertainment
 11.000%, 02/01/16                                       100           107
CCM Merger (A)
 8.000%, 08/01/13                                        175           152
Choctaw Resort Development
Enterprise (A)
 7.250%, 11/15/19                                        182           124
Chukchansi Economic
Development Authority (A)
 8.000%, 11/15/13                                        250           205
 4.024%, 11/15/12 (B)                                    200           156
Circus & Eldorado Joint
Venture/Silver Legacy Capital
 10.125%, 03/01/12                                       150           130
Harrah's Operating
 11.250%, 06/01/17                                       250           269
 10.750%, 02/01/16                                       250           208
Indianapolis Downs & Capital (A)
 11.000%, 11/01/12                                       100            66
Inn of the Mountain Gods
Resort & Casino (C)
 12.000%, 11/15/10                                       150            72
Isle of Capri Casinos
 7.000%, 03/01/14                                        557           476
Jacobs Entertainment
 9.750%, 06/15/14                                         75            70
Mashantucket Western Pequot
Tribe (A) (C)
 8.500%, 11/15/15                                        170            43
MGM Mirage
 11.375%, 03/01/18 (A)                                   250           241
 6.750%, 09/01/12                                        100            95
Mohegan Tribal Gaming Authority
 7.125%, 08/15/14                                        100            78
Penn National Gaming (A)
 8.750%, 08/15/19                                        250           254
River Rock Entertainment Authority
 9.750%, 11/01/11                                        600           554
San Pasqual Casino (A)
 8.000%, 09/15/13                                        100            95
Scientific Games
 6.250%, 12/15/12                                        100            99
Seneca Gaming
 7.250%, 05/01/12                                        200           198
Shingle Springs Tribal Gaming
Authority (A)
 9.375%, 06/15/15                                        100            83
Snoqualmie Entertainment Authority (A)
 9.125%, 02/01/15                                        200           154
 4.136%, 02/01/14 (B)                                    200           146
Speedway Motorsports
 6.750%, 06/01/13                                        100           100
Tunica-Biloxi Gaming Authority (A)
 9.000%, 11/15/15                                        125           119
Vail Resorts
 6.750%, 02/15/14                                        100           100
Waterford Gaming (A)
 8.625%, 09/15/14                                         73            50
Wynn Las Vegas Capital
 6.625%, 12/01/14                                        175           175
                                                               -----------

TOTAL ENTERTAINMENT & GAMING                                         4,619
                                                               ===========

FINANCIAL SERVICES [3.3%]
GMAC
 6.750%, 12/01/14                                        425           422
Icahn Enterprises (A)
 7.750%, 01/15/16                                        250           241
International Lease Finance
 8.625%, 09/15/15 (A)                                    290           296
 6.375%, 03/25/13                                        235           230
International Lease Finance, MTN
 5.650%, 06/01/14                                        115           107
Pinnacle Foods Finance (A)
 9.250%, 04/01/15                                        250           256
                                                               -----------

TOTAL FINANCIAL SERVICES                                             1,552
                                                               ===========

FOOD, BEVERAGE & TOBACCO [0.7%]
B&G Foods
 7.625%, 01/15/18                                        200           203

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 26
schedule of investments
MARCH 31, 2010 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                FACE AMOUNT (000)    VALUE (000)
-----------                                -----------------   -----------
Beverages & More (A)
 9.250%, 03/01/12                          $             100   $       100
Leiner Health Products (C)
 11.000%, 06/01/12                                       100             9
Le-Nature's (A) (C) (F)
 0.000%, 06/15/13                                        150            22
                                                               -----------

TOTAL FOOD, BEVERAGE & TOBACCO                                         334
                                                               ===========

GAS/NATURAL GAS [0.3%]
El Paso
 7.000%, 06/15/17                                        150           153
                                                               ===========

INSURANCE [4.0%]
Delphi Financial Group
 7.875%, 01/31/20                                        300           310
National Life Insurance (A)
 10.500%, 09/15/39                                       150           160
Protective Life
 8.450%, 10/15/39                                        225           236
Torchmark
 9.250%, 06/15/19                                        550           659
USI Holdings (A)
 9.750%, 05/15/15                                        407           385
 4.125%, 11/15/14 (B)                                    125           106
                                                               -----------

TOTAL INSURANCE                                                      1,856
                                                               ===========

INVESTMENT BANKER/BROKER DEALER [1.5%]
Nuveen Investments (F)
 10.500%, 11/15/15                                       700           679
                                                               ===========

INVESTMENT COMPANIES [1.7%]
Allied Capital
 6.625%, 07/15/11 (F)                                    715           701
 6.000%, 04/01/12                                        100            96
                                                               ===========
TOTAL INVESTMENT COMPANIES                                             797
                                                               ===========

MACHINERY [2.1%]
Baldor Electric
 8.625%, 02/15/17                                        125           132
Case New Holland
 7.125%, 03/01/14                                        100           101
CPM Holdings (A)
 10.625%, 09/01/14                                       130           139
Douglas Dynamics (A)
 7.750%, 01/15/12                                        440           444
Terex
 8.000%, 11/15/17                                         75            73
 7.375%, 01/15/14                                        100           102
                                                               -----------

TOTAL MACHINERY                                                        991
                                                               ===========

MEDICAL PRODUCTS & SERVICES [2.2%]
Apria Healthcare Group (A)
 12.375%, 11/01/14                                       200           219
Bio-Rad Laboratories
 7.500%, 08/15/13                                        100           102
Community Health Systems
 8.875%, 07/15/15                                        150           155
HCA
 9.250%, 11/15/16                                         50            53
 5.750%, 03/15/14                                        100            95
Omnicare
 6.750%, 12/15/13                                        150           151
Talecris Biotherapeutics
Holdings (A)
 7.750%, 11/15/16                                        250           251
                                                               -----------

TOTAL MEDICAL PRODUCTS & SERVICES                                    1,026
                                                               ===========

METALS & MINING [0.6%]
Noranda Aluminium Acquisition (B)
 4.524%, 05/15/15                                        160           127
Novelis
 7.250%, 02/15/15                                        150           145
                                                               -----------

TOTAL METALS & MINING                                                  272
                                                               ===========

MISCELLANEOUS BUSINESS SERVICES [1.9%]
Affinion Group
 11.500%, 10/15/15                                       100           102
 10.125%, 10/15/13                                       400           410
Carriage Services
 7.875%, 01/15/15                                        200           193
Lamar Media
 6.625%, 08/15/15                                        100            96
MCBC Holdings (A)
 6.970%, 10/15/14                                         50             9
Stewart Enterprises
 6.250%, 02/15/13                                        100            99
                                                               -----------

TOTAL MISCELLANEOUS BUSINESS SERVICES                                  909
                                                               ===========

MISCELLANEOUS MANUFACTURING [2.5%]
AGY Holding
 11.000%, 11/15/14                                       100            86

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 27
schedule of investments
MARCH 31, 2010 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                FACE AMOUNT (000)   VALUE (000)
-----------                                -----------------   -----------
Buffalo Thunder Development
Authority (A) (C)
 9.375%, 12/15/14                           $             75   $        10
CEVA Group (A)
 11.625%, 10/01/16                                       250           267
 11.500%, 04/01/18                                       100           104
General Cable
 7.125%, 04/01/17                                        100            99
LBI Escrow (A)
 8.000%, 11/01/17                                        565           586
                                                               -----------

TOTAL MISCELLANEOUS MANUFACTURING                                    1,152
                                                               ===========


MOTION PICTURES AND SERVICES [0.9%]
Lions Gate Entertainment (A)
 10.250%, 11/01/16                                       400           409
                                                               ===========

MULTI-LINE INSURANCE [0.4%]
Unitrin
 6.000%, 05/15/17                                        195           188
                                                               ===========

OIL-FIELD SERVICES [0.9%]
Aquilex Holdings (A)
 11.125%, 12/15/16                                       400           430
                                                               ===========

PAPER & RELATED PRODUCTS [0.7%]
Appleton Papers (A)
 11.250%, 12/15/15                                        62            57
Domtar
 7.125%, 08/15/15                                        150           156
Verso Paper Holdings
 9.125%, 08/01/14                                        100            97
                                                               -----------

TOTAL PAPER & RELATED PRODUCTS                                         310
                                                               ===========

PETROLEUM & FUEL PRODUCTS [7.6%]
Atlas Energy Operating
 12.125%, 08/01/17                                       200           229
Atlas Pipeline Partners
 8.125%, 12/15/15                                        200           193
Bill Barrett
 9.875%, 07/15/16                                        250           269
Chesapeake Energy
 6.875%, 01/15/16                                        100            99
 6.250%, 01/15/18                                        100            95
Clayton Williams Energy
 7.750%, 08/01/13                                        150           146
Continental Resources (A)
 7.375%, 10/01/20                                        500           496
Copano Energy
 7.750%, 06/01/18                                        100           100
Denbury Resources
 8.250%, 02/15/20                                        350           371
Dynegy Holdings
 8.375%, 05/01/16                                        100            83
 7.750%, 06/01/19                                        100            75
Helix Energy Solutions Group (A)
 9.500%, 01/15/16                                        100           103
Linn Energy
 9.875%, 07/01/18                                        100           107
MarkWest Energy Partners, Ser B
 8.500%, 07/15/16                                        150           152
Newfield Exploration
 6.625%, 09/01/14                                        150           154
Petroplus Finance (A)
 7.000%, 05/01/17                                        150           129
Plains Exploration & Production
 7.750%, 06/15/15                                        150           152
 7.625%, 06/01/18                                        100           101
SandRidge Energy (A)
 8.750%, 01/15/20                                        150           146
Southern Star Central
 6.750%, 03/01/16                                        100           101
Southwestern Energy
 7.500%, 02/01/18                                        100           109
Stone Energy
 8.625%, 02/01/17                                        140           138
                                                               -----------

TOTAL PETROLEUM & FUEL PRODUCTS                                      3,548
                                                               ===========

PHARMACY SERVICES [1.1%]
BioScrip (A)
 10.250%, 10/01/15                                       500           509
                                                               ===========

PHOTO EQUIPMENT AND SUPPLIES [1.2%]
Eastman Kodak
 9.750%, 03/01/18 (A)                                    100            99
 7.250%, 11/15/13                                        500           476
                                                               -----------

TOTAL PHOTO EQUIPMENT AND SUPPLIES                                     575
                                                               ===========

PRINTING & PUBLISHING [1.0%]
MediMedia USA (A)
 11.375%, 11/15/14                                        50            42
Nielsen Finance (D)
 12.500%, 08/01/11                                       300           285
Sheridan Group
 10.250%, 08/15/11                                       150           149
                                                               -----------

TOTAL PRINTING & PUBLISHING                                            476
                                                               ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 28
schedule of investments
MARCH 31, 2010 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                                          FACE AMOUNT (000)   VALUE (000)
-----------                                                          -----------------   -----------
  RADIO [0.8%]
  Cleveland Unlimited (A) (B)
    13.000%, 12/15/10                                                $             250   $       241
  XM Satellite Radio Holdings (A)
    13.000%, 08/01/13                                                              100           113
                                                                                         -----------

  TOTAL RADIO                                                                                    354
                                                                                         ===========

  REAL ESTATE INVESTMENT TRUSTS [0.6%]
  DuPont Fabros Technology (A)
    8.500%, 12/15/17                                                               150           155
  Ventas Realty
    6.500%, 06/01/16                                                               100           102
                                                                                         -----------

  TOTAL REAL ESTATE INVESTMENT TRUSTS                                                            257
                                                                                         ===========

  RESEARCH AND DEVELOPMENT [2.1%]
  Alion Science and Technology (A)
    12.000%, 11/01/14                                                              280           284
  Catalent Pharma Solutions
    9.500%, 04/15/15                                                               471           462
  PharmaNet Development Group (A)
    10.875%, 04/15/17                                                              245           245
                                                                                         -----------

  TOTAL RESEARCH AND DEVELOPMENT                                                                 991
                                                                                         ===========

  RETAIL [3.4%]
  ACE Hardware (A) (F)
    9.125%, 06/01/16                                                               100           107
  Brunswick (A)
    11.250%, 11/01/16                                                              245           279
  Claire's Stores
    9.625%, 06/01/15                                                               116            99
  Dave & Buster's
    11.250%, 03/15/14                                                              150           158
  Ferrellgas Partners
    6.750%, 05/01/14                                                               100            99
  Inergy
    8.250%, 03/01/16                                                               200           206
  Landry's Restaurants (A)
    11.625%, 12/01/15                                                              126           135
  Leslie's Poolmart
    7.750%, 02/01/13                                                               175           177
  Penske Auto Group
    7.750%, 12/15/16                                                               100            96
  Rare Restaurant Group (A)
    9.250%, 05/15/14                                                               100            70
  Sbarro
    10.375%, 02/01/15                                                               50            42
  Sonic Automotive
    9.000%, 03/15/18 (A)                                                            70            72
    8.625%, 08/15/13                                                                70            72
  True Temper Sports (C)
    8.375%, 09/15/11                                                               150            --
                                                                                         -----------

  TOTAL RETAIL                                                                                 1,612
                                                                                         ===========

  RUBBER & PLASTIC [0.4%]
  Cooper Tire & Rubber
    8.000%, 12/15/19                                                               100            98
  Goodyear Tire & Rubber
    9.000%, 07/01/15                                                                98           101
                                                                                         -----------

  TOTAL RUBBER & PLASTIC                                                                         199
                                                                                         ===========

  SEMI-CONDUCTORS [0.4%]
  Amkor Technology
    9.250%, 06/01/16                                                               100           106
  Sensata Technologies
    8.000%, 05/01/14                                                               100           103
                                                                                         -----------

  TOTAL SEMI-CONDUCTORS                                                                          209
                                                                                         ===========

  STEEL & STEEL WORKS [0.2%]
  Ryerson
    12.000%, 11/01/15                                                               75            79
                                                                                         ===========

  TELEPHONES & TELECOMMUNICATIONS [6.0%]
  Broadview Networks Holdings
    11.375%, 09/01/12                                                              100            97
  Citizens Communications
    7.125%, 03/15/19                                                               150           143
  Clearwire Communications (A)
    12.000%, 12/01/15                                                              500           509
  Cricket Communications
    9.375%, 11/01/14                                                               250           254
  Level 3 Financing (A)
    10.000%, 02/01/18                                                              250           239
  MetroPCS Wireless
    9.250%, 11/01/14                                                               350           358
  Nextel Communications
    6.875%, 10/31/13                                                               200           195
  Radio One
    8.875%, 07/01/11                                                               100            91
  Telcordia Technologies (A)
    10.000%, 03/15/13                                                              250           244
    4.001%, 07/15/12 (B)                                                           150           145

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 29
schedule of investments
MARCH 31, 2010 (UNAUDITED)

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                                          FACE AMOUNT (000)   VALUE (000)
-----------                                                          -----------------   -----------
  Virgin Media Finance
    9.125%, 08/15/16                                                 $             150   $       159
  West
    11.000%, 10/15/16                                                              250           265
    9.500%, 10/15/14                                                               100           103
                                                                                         -----------

  TOTAL TELEPHONES & TELECOMMUNICATIONS                                                        2,802
                                                                                         ===========

  TRANSACTIONAL SOFTWARE [1.1%]
  Open Solutions (A)
    9.750%, 02/01/15                                                               600           517
                                                                                         ===========

  TRANSPORTATION SERVICES [3.2%]
  Kansas City Southern Railway
    8.000%, 06/01/15                                                               100           104
  Navios Maritime Holdings
    9.500%, 12/15/14                                                               100           101
  Pegasus Solutions (A)
    10.500%, 04/15/15                                                              100            41
  Royal Caribbean Cruises
    6.875%, 12/01/13                                                               100           101
  Sabre Holdings
    8.350%, 03/15/16                                                               200           190
  Ship Finance International
    8.500%, 12/15/13                                                               200           198
  Stena
    7.000%, 12/01/16                                                               150           144
  Swift Transportation (A) (B)
    8.000%, 05/15/15                                                               200           181
  Travelport
    11.875%, 09/01/16                                                              150           164
    9.875%, 09/01/14                                                               250           261
                                                                                         -----------

  TOTAL TRANSPORTATION SERVICES                                                                1,485
                                                                                         ===========

  WASTE DISPOSAL [0.2%]
  WCA Waste
    9.250%, 06/15/14                                                               100           101
                                                                                         ===========

      TOTAL CORPORATE BONDS
            (Cost $43,382)                                                                    43,576
                                                                                         ===========

DESCRIPTION                                                                     SHARES/FACE AMOUNT (000)   VALUE (000)
-----------                                                                     ------------------------   -----------
COMMON STOCK [0.1%]
  BROADCASTING & CABLE [0.0%]
  Olympus (E) (F)*                                                                                 8,500   $        10
                                                                                                           ===========

  BUILDING & CONSTRUCTION [0.0%]
  Dayton Superior*                                                                                   149            --
                                                                                                           ===========

  IT SERVICES [0.1%]
  Unisys*                                                                                            544            19
                                                                                                           ===========

      TOTAL COMMON STOCK
            (Cost $24)                                                                                              29
                                                                                                           ===========

CONVERTIBLE BOND [0.1%]
  FOOD, BEVERAGE & TOBACCO [0.1%]
  Vector Group (B)
    0.000%, 06/15/26                                                            $                     60            64
                                                                                                           ===========

      TOTAL CONVERTIBLE BOND
            (Cost $62)                                                                                              64
                                                                                                           ===========

CASH EQUIVALENTS [11.5%]
  Evergreen Select Money
    Market Fund, Institutional
    Class, 0.010%**                                                                            2,705,543         2,705
  Fidelity Institutional Domestic
    Money Market Portfolio,
    Cl I, 0.140%**                                                                             2,705,543         2,706
                                                                                                           ===========

      TOTAL CASH EQUIVALENTS
        (Cost $5,411)                                                                                            5,411
                                                                                                           ===========

      TOTAL INVESTMENTS [104.5%]
        (Cost $48,879)                                                                                     $    49,080
                                                                                                           ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 30
schedule of investments
MARCH 31, 2010 (UNAUDITED)

HIGH YIELD BOND FUND (CONCLUDED)

PERCENTAGES ARE BASED ON NET ASSETS OF $46,968 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $18,609(000), REPRESENTING 39.6% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2010.

(C) IN DEFAULT ON INTEREST PAYMENTS. RATE SHOWN REPRESENTS THE LAST COUPON RATE PRIOR TO DEFAULT.

(D) STEP BOND -- THE RATE REPORTED IS THE RATE IN EFFECT ON MARCH 31, 2010. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(E)  SECURITY IS FAIR VALUED.

(F)  SECURITY IS CONSIDERED ILLIQUID.

CL -- CLASS

MTN -- MEDIUM TERM NOTE

SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                       Level 1  Level 2  Level 3   Total
                                       -------  -------  -------  -------
Investments in Securities
  Corporate Bonds                      $    --  $43,322  $   254  $43,576
  Common Stock                              19       --       10       29
  Convertible Bond                          --       64       --       64
  Cash Equivalents                       5,411       --       --    5,411
                                       -------  -------  -------  -------
Total Investments in Securities        $ 5,430  $43,386  $   264  $49,080
                                       =======  =======  =======  =======

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                            Investments     Investments
                                                           in Corporate       in Common
                                                                  Bonds           Stock
                                                          ($ Thousands)   ($ Thousands)
                                                          -------------   -------------
Beginning balance as of October 1, 2009                   $         184   $           9
  Accrued discounts/premiums                                         --              --
  Realized gain/(loss)                                               --              --
  Change in unrealized appreciation/(depreciation)                   69               1
  Net purchases/sales                                                --              --
  Net transfer in and/or out of Level 3                               1              --
                                                          -------------   -------------
Ending balance as of March 31, 2010                       $         254   $          10
                                                          =============   =============

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 31
schedule of investments
MARCH 31, 2010 (UNAUDITED)

PRIME MONEY MARKET FUND

TYPE OF SECURITY WEIGHTINGS*:

[BAR GRAPH]

Commercial Paper                         55.6%
Certificates of Deposit                  24.0%
Short-Term Investments                   14.1%
U.S. Government Agency Obligations        6.3%

*    Percentages are based on total investments.

DESCRIPTION                                                      FACE AMOUNT (000)   VALUE (000)
-----------                                                      -----------------   -----------
COMMERCIAL PAPER (A) [55.6%]
  AIRPORT DEVELOPMENT/MAINTENANCE [1.9%]
  Los Angeles Department of Airports
    0.250%, 06/08/10                                             $          25,000   $    24,988
                                                                                     ===========

  BANKS [22.2%]
  Abbey National North America
    0.200%, 06/08/10                                                        25,000        24,991
  Australia & New Zealand Banking Group (B)
    0.230%, 06/07/10                                                        25,000        24,989
  Bank of Nova Scotia
    0.160%, 04/01/10                                                        25,000        25,000
  BNZ International Funding (B)
    0.195%, 05/18/10                                                        25,000        24,994
  KBC Financial Products International (B)
    0.210%, 04/01/10                                                        25,000        25,000
  Landesbank Baden-Wuerttemberg
    0.250%, 04/12/10                                                        25,000        24,998
  Lloyds TSB Bank
    0.195%, 04/07/10                                                        25,000        24,999
  Natixis US Finance
    0.255%, 06/07/10                                                        25,000        24,988
  Royal Bank of Scotland
    0.220%, 04/26/10                                                        25,000        24,996
  Skandinaviska Enskilda Banken (B)
    0.300%, 04/19/10                                                        25,000        24,996
  Societe Generale North America
    0.240%, 04/07/10                                                        25,000        24,999
  Standard Chartered Bank (B)
    0.451%, 06/11/10                                                        25,000        24,978
                                                                                     -----------

  TOTAL BANKS                                                                            299,928
                                                                                     ===========

  EDUCATION [1.9%]
  University of California
    0.180%, 05/18/10                                                        25,000        24,994
                                                                                     ===========

  FINANCIAL SERVICES [12.6%]
  ASB Finance (B)
    0.200%, 05/19/10                                                        25,000        24,993
  Commerzbank US Finance
    0.230%, 04/14/10                                                        25,000        24,998
  Danske (B)
    0.180%, 04/26/10                                                        20,000        19,997
  General Electric Capital
    0.220%, 04/14/10                                                        25,000        24,998
  HSBC Finance
    0.200%, 05/10/10                                                        25,000        24,995
  Toyota Financial Services de
    Puerto Rico
    0.300%, 04/23/10                                                        25,000        24,996
  Westpac Securities NZ (B)
    0.250%, 05/21/10                                                        25,000        24,991
                                                                                     -----------

  TOTAL FINANCIAL SERVICES                                                               169,968
                                                                                     ===========

  FOREIGN GOVERNMENTS [1.8%]
  Republic of Ireland International Bond
    0.521%, 06/03/10                                                        25,000        24,977
                                                                                     ===========

  IMPORT/EXPORT [1.5%]
  Sumitomo Corp of America
    0.210%, 05/07/10                                                        20,000        19,996
                                                                                     ===========

  INSURANCE [1.8%]
  MetLife Short Term Funding (B)
    0.190%, 04/01/10                                                        25,000        25,000
                                                                                     -----------

  INVESTMENT BANKER/BROKER DEALER [5.5%]
  AllianceBernstein (B)
    0.120%, 04/01/10                                                        25,000        25,000
  Citigroup Funding
    0.220%, 04/01/10                                                        25,000        25,000
  ING US Funding
    0.270%, 06/04/10                                                        25,000        24,988
                                                                                     -----------

  TOTAL INVESTMENT BANKER/BROKER DEALER                                                   74,988
                                                                                     ===========

  MISCELLANEOUS MANUFACTURING [6.4%]
  Barton Capital (B)
    0.180%, 04/07/10                                                        12,014        12,014
  Chariot Funding (B)
    0.170%, 04/06/10                                                        25,000        24,999

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 32
schedule of investments
MARCH 31, 2010 (UNAUDITED)

PRIME MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                                      FACE AMOUNT (000)   VALUE (000)
-----------                                                      -----------------   -----------
  Galleon Capital (B)
    0.195%, 04/12/10                                             $          25,000   $    24,999
  Gotham Funding (B)
    0.200%, 04/15/10                                                        25,000        24,998
                                                                                     -----------

  TOTAL MISCELLANEOUS MANUFACTURING                                                       87,010
                                                                                     ===========

      TOTAL COMMERCIAL PAPER
        (Cost $751,849)                                                                  751,849
                                                                                     ===========

U.S. GOVERNMENT AGENCY OBLIGATIONS [6.3%]
  FHLB
    0.550%, 06/04/10                                                        10,000        10,000
    0.420%, 10/15/10                                                        25,000        24,996
    0.480%, 10/25/10                                                        25,000        25,018
    0.400%, 12/28/10                                                        25,000        25,000
                                                                                     -----------

      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $85,014)                                                                    85,014
                                                                                     ===========

CERTIFICATES OF DEPOSIT [24.0%]
  Banco Bilbao Vizcaya Argentaria
    0.255%, 06/21/10                                                        25,000        25,001
  Banco Del Estado De Chile
    0.560%, 07/08/10                                                        25,000        25,000
  Bank of America
    0.230%, 06/14/10                                                        25,000        25,000
  Bank of Montreal
    0.170%, 04/26/10                                                        25,000        25,000
  Barclays Bank
    0.760%, 08/06/10                                                        25,000        25,000
  Bayerische Landesbank
    0.400%, 04/29/10                                                        25,000        25,000
  BNP Paribas NY
    0.180%, 05/04/10                                                        25,000        25,000
  Dexia Credit Local NY
    0.270%, 04/09/10                                                        25,000        25,000
  Erste Group Bank
    0.250%, 04/05/10                                                        25,000        25,000
  Landesbank Hessen-Theuringen
    0.355%, 05/17/10                                                        25,000        25,000
  National Bank of Canada
    0.200%, 05/10/10                                                        25,000        25,000
  Norinchukin Bank
    0.250%, 05/03/10                                                        25,000        25,000
  Rabobank Nederland
    0.270%, 08/03/10                                                        25,000        25,000
                                                                                     -----------

      TOTAL CERTIFICATES OF DEPOSIT
        (Cost $325,001)                                                                  325,001
                                                                                     ===========

DESCRIPTION                                                                               SHARES/FACE AMOUNT (000)   VALUE (000)
-----------                                                                               ------------------------   -----------
CASH EQUIVALENT [0.2%]
  Goldman Sachs Financial
    Square Funds - Government Fund, 0.030%*                                                              2,570,238   $     2,570
                                                                                                                     -----------

    TOTAL CASH EQUIVALENT
      (Cost $2,570)                                                                                                        2,570
                                                                                                                     ===========

REPURCHASE AGREEMENTS (C) [13.9%]
  Bank of America
    0.010%, dated 03/31/10, repurchased on 04/01/10, repurchase price $75,000,021 (collateralized by U.S. Government obligations, ranging in par value $15,679,000-$58,910,000, 0.700%-4.750%, 04/18/11-
    11/17/15; with total market value $76,500,766)                                        $                 75,000        75,000
  Barclays
    0.010%, dated 03/31/10, repurchased on 04/01/10, repurchase price $38,700,011
    (collateralized by U.S. Government obligations, ranging in par value
    $1,587,600-$37,413,700, 0.000%-1.750%, 02/10/11-
    08/15/12; with total market value $39,474,011)                                                          38,700        38,700
  Deutsche Bank
    0.020%, dated 03/31/10, repurchased on 04/01/10, repurchase price $75,000,042
    (collateralized by a U.S. Government obligation, par value $76,543,000, 0.000%,
    09/19/11; with total market value $76,500,136)                                                          75,000        75,000
                                                                                                                     -----------

      TOTAL REPURCHASE AGREEMENTS
        (Cost $188,700)                                                                                                  188,700
                                                                                                                     ===========

      TOTAL INVESTMENTS [100.0%]
        (Cost $1,353,134)                                                                                            $ 1,353,134
                                                                                                                     ===========

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 33
schedule of investments
MARCH 31, 2010 (UNAUDITED)

PRIME MONEY MARKET FUND (CONCLUDED)

PERCENTAGES ARE BASED ON NET ASSETS OF $1,353,210 ($ THOUSANDS).

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2010.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933.THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $331,948(000), REPRESENTING 24.5% OF THE NET ASSETS OF THE FUND.

(C)  TRI-PARTY REPURCHASE AGREEMENT

FHLB -- FEDERAL HOME LOAN BANK

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                             Level 1    Level 2   Level 3    Total
                                             -------  ----------  -------  ----------
Investments in Securities
  Commercial Paper                           $    --  $  751,849  $    --  $  751,849
  U.S. Government Agency Obligations              --      85,014       --      85,014
  Certificates of Deposit                         --     325,001       --     325,001
  Cash Equivalent                              2,570          --       --       2,570
  Repurchase Agreements                           --     188,700       --     188,700
                                             -------  ----------  -------  ----------
Total Investments in Securities              $ 2,570  $1,350,564  $    --  $1,353,134
                                             =======  ==========  =======  ==========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 34
schedule of investments
MARCH 31, 2010 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

TYPE OF SECURITY WEIGHTINGS*:

[BAR GRAPH]

U.S. Government Agency Obligations         73.3%
Repurchase Agreements                      17.9%
U.S. Treasury Obligations                   8.8%

*     Percentages are based on total investments.

DESCRIPTION                                                                                    FACE AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------------------    -----------------    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS [73.3%]
   FARMER MAC DN (A)
     0.010%, 04/01/10                                                                          $          22,000    $    22,000
   FFCB (B)
     0.579%, 12/09/10                                                                                     50,000         50,103
     0.155%, 12/14/11                                                                                     50,000         50,000
   FHLB
     0.875%, 04/15/10                                                                                     25,000         25,000
     0.500%, 05/26/10                                                                                     25,000         24,997
     0.550%, 06/04/10                                                                                     20,000         20,000
     0.380%, 06/15/10                                                                                     40,700         40,700
     0.560%, 06/22/10                                                                                     25,000         24,999
     4.500%, 06/22/10                                                                                     25,000         25,238
     0.014%, 07/06/10 (B)                                                                                 50,000         50,000
     0.600%, 07/26/10                                                                                     10,950         10,950
     0.550%, 07/30/10                                                                                     20,000         20,000
     0.420%, 10/15/10                                                                                     25,000         24,997
     0.480%, 10/25/10                                                                                     25,000         25,018
     0.500%, 10/28/10                                                                                     19,250         19,250
     0.400%, 12/28/10                                                                                     25,000         25,000
   FHLB DN (A)
     0.040%, 04/01/10                                                                                     50,000         50,000
     0.040%, 04/06/10                                                                                    143,000        142,999
     0.110%, 04/07/10                                                                                     75,000         74,999
     0.087%, 04/09/10                                                                                    150,000        149,997
     0.132%, 04/16/10                                                                                     60,220         60,217
     0.120%, 04/21/10                                                                                    100,000         99,993
     0.121%, 04/23/10                                                                                    105,000        104,992
     0.137%, 04/28/10                                                                                     75,000         74,992
     0.135%, 04/30/10                                                                                     50,000         49,995
     0.150%, 05/05/10                                                                                     50,000         49,993
     0.150%, 05/07/10                                                                                     99,086         99,071
     0.150%, 05/12/10                                                                                     50,000         49,991
     0.170%, 06/02/10                                                                                     50,000         49,985
   FHLMC
     4.125%, 02/24/11                                                                                     24,299         25,110
   FHLMC DN (A)
     0.187%, 05/04/10                                                                                     50,000         49,991
     0.180%, 05/24/10                                                                                     50,000         49,987
     0.200%, 06/07/10                                                                                     30,000         29,989
     0.180%, 07/19/10                                                                                     30,000         29,984
   FNMA
     7.125%, 06/15/10                                                                                     24,866         25,208
   FNMA DN (A)
     0.122%, 05/03/10                                                                                     25,000         24,997
     0.140%, 05/05/10                                                                                     50,000         49,993
     0.135%, 05/19/10                                                                                     30,000         29,995
     0.156%, 05/26/10                                                                                     50,000         49,988
     0.187%, 06/02/10                                                                                     35,000         34,989
     0.184%, 06/09/10                                                                                     75,000         74,974
     0.200%, 07/06/10                                                                                     50,000         49,973
     0.230%, 08/09/10                                                                                     25,000         24,979
     0.381%, 09/01/10                                                                                     25,000         24,960
                                                                                                                    -----------

       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $2,090,593)                                                                                            2,090,593
                                                                                                                    ===========

U.S. TREASURY OBLIGATION [8.8%]
   U.S. Treasury Bill
     0.028%, 04/08/10                                                                                    250,000        249,999
                                                                                                                    -----------

       TOTAL U.S. TREASURY OBLIGATION
          (Cost $249,999)                                                                                               249,999
                                                                                                                    ===========

REPURCHASE AGREEMENTS (C) [17.9%]
   Bank of America
     0.010%, dated 03/31/10, repurchased on 04/01/10, repurchase price $200,000,056
     (collateralized by U.S. Government obligations, ranging in par value
     $52,325,000-$69,300,000, 0.000%-5.700%, 06/25/10-11/19/24; with total
     market value $204,000,491)                                                                          200,000        200,000
   Barclays
     0.010%, dated 03/31/10, repurchased on 04/01/10, repurchase price $36,300,010
     (collateralized by U.S. Treasury obligations, ranging in par value
     $12,678,300-$19,195,700, 1.750%-6.625%, 08/15/12-02/15/27; with total
     market value $37,026,028)                                                                            36,300         36,300

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 35
schedule of investments
MARCH 31, 2010 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                                                                    FACE AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------------------    -----------------    -----------
   Deutsche Bank
     0.020%, dated 03/31/10, repurchased on 04/01/10, repurchase price $75,000,042
     (collateralized by a U.S. Government obligation, par value $76,543,000, 0.000%,
     09/19/11; with total market value $78,500,136)                                            $          75,000    $    75,000
   JPMorgan Chase
     0.010%, dated 03/31/10, repurchased on 04/01/10, repurchase price $200,003,223
     (collateralized by U.S. Government obligations, ranging in par value
     $50,000-$103,700,200, 0.000%-9.375%, 04/01/10-01/15/30; with total market value
     $204,003,290)                                                                                       200,000        200,000
                                                                                                                    -----------

        TOTAL REPURCHASE AGREEMENTS
         (Cost $511,300)                                                                                                511,300
                                                                                                                    ===========

        TOTAL INVESTMENTS [100.0%]
         (Cost $2,851,892)                                                                                          $ 2,851,892
                                                                                                                    ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $2,853,159 ($ THOUSANDS).

(A) ZERO COUPON SECURITY -- THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2010.

(C)   TRI-PARTY REPURCHASE AGREEMENT

DN -- DISCOUNT NOTE

FARMER MAC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION

FFCB -- FEDERAL FARM CREDIT BANK

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA --  FEDERAL NATIONAL MORTGAGE ASSOCIATION

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                              Level 1      Level 2      Level 3       Total
                                              -------    -----------    -------    -----------
Investments in Securities
 U.S. Government Agency  Obligations          $    --    $ 2,090,593    $    --    $ 2,090,593
 U.S.Treasury Obligation                           --        249,999         --        249,999
 Repurchase Agreements                             --        511,300         --        511,300
                                              -------    -----------    -------    -----------
Total Investments in Securities               $    --    $ 2,851,892    $    --    $ 2,851,892
                                              =======    ===========    =======    ===========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 36
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

ISSUER INDUSTRY WEIGHTINGS*:

[BAR GRAPH]


General Revenue                                    35.9%
Water                                              21.3%
General Obligation                                 12.1%
Education                                          10.4%
Power                                               5.1%
Healthcare                                          3.8%
Public Facilities                                   3.2%
Transportation                                      2.9%
Utilities                                           2.2%
Commercial Paper                                    1.4%
Industrial Development                              1.2%
Airports                                            0.5%

*     Percentages based on total investments.

DESCRIPTION                                                                                    FACE AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------------------    -----------------    -----------
MUNICIPAL BONDS [96.8%]
  CALIFORNIA [91.0%]
  ABAG,  Finance Authority for Non-Profit  Corporations,  Public Policy Institute,
    Ser A, RB (A) (B) (C)
    0.290%, 11/01/31                                                                           $           2,870    $     2,870
  Bay Area Toll Authority, RB (B) (C)
    0.290%, 04/01/45                                                                                      13,000         13,000
  Bay Area Toll Authority, RB (B) (C)
    0.240%, 04/01/38                                                                                       1,000          1,000
  Bay Area Toll Authority, RB (B) (C)
    0.270%, 04/01/45                                                                                       5,500          5,500
  Bay Area Toll Authority, Ser E-1, RB (B) (C)
    0.280%, 04/01/45                                                                                       3,560          3,560
  Bay Area Toll Authority, Ser E-3, RB (B) (C)
    0.280%, 04/01/47                                                                                       4,000          4,000
  California State, Department of Water Resource & Power, Ser B-2, RB (A) (B) (C)
    0.290%, 05/01/22                                                                                       5,000          5,000
  California State, Department of Water Resource & Power, Ser C-15, RB (A) (B) (C)
    0.240%, 05/01/22                                                                                       5,000          5,000
  California State, Department of Water Resource & Power, Ser C-7, RB,AGM (B) (C)
    0.320%, 05/01/22                                                                                      11,925         11,925
  California State, Department of Water Resource & Power, Sub-Ser F-2, RB (A) (B) (C)
    0.280%, 05/01/20                                                                                      16,000         16,000
  California State, Department of Water Resource & Power, Sub-Ser G-3, RB,AGM (B) (C)
    0.320%, 05/01/16                                                                                      10,820         10,820
  California State, Economic Development Financing Authority, KQED Incorporated
    Project, RB (A) (B) (C)
    0.430%, 04/01/20                                                                                       1,140          1,140
  California State, Economic Recovery Authority, Ser C-16, GO,AGM (B) (C)
    0.300%, 07/01/23                                                                                       2,955          2,955
  California State, Educational Facilities Authority, Stanford University Project, Ser
    L-4, RB (B) (C)
    0.280%, 10/01/16                                                                                         515            515
  California State, Health Facilities Financing Authority, Luvile Salter Project, Ser
    B, RB (B) (C)
    0.260%, 08/15/33                                                                                      11,700         11,700
  California State, Health Facilities Financing Authority, Ser B, RB (A) (B) (C)
    0.260%, 10/01/31                                                                                      10,000         10,000
  California State, Infrastructure & Economic Authority, California Academy Project,
    Ser A, RB (A) (B) (C)
    0.270%, 09/01/38                                                                                       5,000          5,000

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 37
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                                                                    FACE AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------------------    -----------------    -----------
  California State, Infrastructure & Economic Authority, J Paul Getty Trust
    Project, Ser A-2, RB (B) (C)
    0.500%, 10/01/47                                                                           $           4,000    $     4,000
  California State, Infrastructure & Economic Authority, J Paul Getty Trust
    Project, Ser B, RB (B) (C)
    0.270%, 10/01/23                                                                                       7,415          7,415
  California State, Infrastructure & Economic Authority, J Paul Getty Trust
    Project, Ser D, RB (B) (C)
    0.270%, 04/01/33                                                                                       3,700          3,700
  California State, Ser B, Sub-Ser B-7, GO (A) (B) (C)
    0.340%, 05/01/40                                                                                      14,275         14,275
  California State, Sub-Ser B-3, GO (A) (B) (C)
    0.220%, 05/01/40                                                                                       3,145          3,145
  California State, Sub-Ser B-4, GO (A) (B) (C)
    0.280%, 05/01/40                                                                                       6,880          6,880
  California Statewide, Communities Development Authority, Masters College Project,
    RB (A) (B) (C)
    0.240%, 02/01/37                                                                                       3,000          3,000
  California Statewide, Communities Development Authority, Ser A, RB (A) (B) (C)
    0.260%, 12/01/37                                                                                      20,000         20,000
  Contra Costa, Transportation Authority, RB
    2.500%, 10/01/10                                                                                       4,200          4,242
  East Bay, Municipal Utilities District Water Authority, Sub-Ser A-1, RB (B) (C)
    0.280%, 06/01/38                                                                                      10,000         10,000
  East Bay, Municipal Utilities District Water Authority, Sub-Ser A-2, RB (B) (C)
    0.280%, 06/01/38                                                                                       4,890          4,890
  East Bay, Municipal Utilities District Water Authority, Sub-Ser A-3, RB (B) (C)
    0.280%, 06/01/38                                                                                      11,300         11,300
  East Bay, Municipal Utility District, Sub-Ser A, RB (B) (C)
    0.230%, 06/01/33                                                                                      25,000         25,000
  Eastern Municipal Water District, Ser B, COP (B) (C)
    0.250%, 07/01/35                                                                                      10,600         10,600
  Glendale, Police Building Project, COP (B) (C)
    0.290%, 06/01/30                                                                                      18,300         18,300
  Irvine, Improvement Board, Act 1915 Project, District #03-19, Ser A, SAB (A) (B) (C)
    0.270%, 09/02/29                                                                                       6,536          6,536
  Irvine, Improvement Board, Act 1915 Project, District #04-20, Ser A, SAB (A) (B) (C)
    0.270%, 09/02/30                                                                                       8,560          8,560
  Irvine, Improvement Board, Act 1915 Project, District #04-20, Ser B, RB (A) (B) (C)
    0.270%, 09/02/30                                                                                      15,843         15,843
  Irvine, Improvement Board, Act 1915 Project, District #05-21, Ser A, SAB (A) (B) (C)
    0.290%, 09/02/31                                                                                      14,430         14,430
  Irvine, Improvement Board, Act 1915 Project, District #07-22, Ser A, RB (A) (B) (C)
    0.270%, 09/02/32                                                                                      13,950         13,950
  Irvine, Improvement Board, Act 1915 Project, District #97-17, SAB (A) (B) (C)
    0.270%, 09/02/23                                                                                       7,150          7,150
  Los Angeles County, Metropolitan Transportation Authority, RB (B) (C)
    0.330%, 07/01/31                                                                                       5,000          5,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 38
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                                                                    FACE AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------------------    -----------------    -----------
  Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (B) (C)
    0.270%, 07/01/31                                                                           $          27,745    $    27,745
  Los Angeles County, Metropolitan Transportation Authority, Ser C4, RB, (A) (B) (C)
    0.290%, 07/01/25                                                                                       2,000          2,000
  Los Angeles County, Ser A,TRAN
    2.500%, 06/30/10                                                                                       7,000          7,028
  Los Angeles County, Ser A,TRAN
    2.500%, 06/30/10                                                                                       7,000          7,029
  Los Angeles, Department of Water & Power, Sub-Ser B-1, RB (B) (C)
    0.270%, 07/01/34                                                                                       5,350          5,350
  Los Angeles, Department of Water & Power, Sub-Ser B-2, RB (B) (C)
    0.270%, 07/01/34                                                                                      12,600         12,600
  Los Angeles, Department of Water & Power, Sub-Ser B-2, RB (B) (C)
    0.300%, 07/01/35                                                                                      35,500         35,500
  Los Angeles, Department of Water & Power, Sub-Ser B-3, RB (B) (C)
    0.320%, 07/01/34                                                                                       5,000          5,000
  Los Angeles, Department of Water & Power, Sub-Ser B-4, RB (B) (C)
    0.270%, 07/01/35                                                                                       4,400          4,400
  Los Angeles, Unified School District, Ser B, COP (A) (B) (C)
    0.260%, 10/01/31                                                                                       9,000          9,000
  Los Angeles, Unified School District, Ser D, GO, FGIC Pre-Refunded @ 100 (D)
    5.375%, 07/01/10                                                                                       6,000          6,074
  Los Angeles, Wastewater Systems Authority, Sub-Ser C, RB (A) (B) (C)
    0.260%, 06/01/28                                                                                       2,500          2,500
  Los Angeles, Wastewater Systems Authority, Sub-Ser F-2, RB (A) (B) (C)
    0.270%, 06/01/32                                                                                       7,000          7,000
  Metropolitan Water District of Southern California, RB (B) (C)
    0.260%, 07/01/35                                                                                       1,200          1,200
  Oakland Alameda County, Coliseum Project, Ser C-1, RB (A) (B) (C)
    0.270%, 02/01/25                                                                                      15,000         15,000
  Orange County, Sanitation District Authority, Ser A, COP (B) (C)
    0.310%, 08/01/29                                                                                      13,730         13,730
  Orange County, Sanitation District Authority, Ser A,TRAN
    2.000%, 06/30/10                                                                                       7,000          7,027
  Orange County, Sanitation District Authority, Ser B, COP (B) (C)
    0.310%, 08/01/30                                                                                      15,205         15,205
  Orange County, Water District Authority, Ser A, COP (B) (C)
    0.250%, 08/01/42                                                                                       2,800          2,800
  Pasadena, Public Financing Authority, Rose Bowl Refinancing & Improvement Project,
    RB (A) (B) (C)
    0.260%, 12/01/23                                                                                      15,625         15,625
  Riverside County, Public Facilities Authority, Ser C, COP (A) (B) (C)
    0.270%, 12/01/15                                                                                      11,100         11,100
  Riverside, Water Authority, Ser A, RB (B) (C)
    0.300%, 10/01/35                                                                                       8,265          8,265

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 39
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                                                                    FACE AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------------------    -----------------    -----------
  Sacramento County, Sanitation District Authority, Sub-Ser B, RB (A) (B) (C)
    0.280%, 12/01/37                                                                           $           2,000    $     2,000
  Sacramento County, Sanitation District Authority, Sub-Ser E, RB (A) (B) (C)
    0.260%, 12/01/40                                                                                       6,500          6,500
  San Diego County, Regional Transportation Commission, Ser B, RB (B) (C)
    0.280%, 04/01/38                                                                                      13,350         13,350
  San Diego County, Regional Transportation Commission, Ser C, RB (B) (C)
    0.290%, 04/01/38                                                                                       4,900          4,900
  San Diego County, School District, Ser A,TRAN
    2.000%, 06/30/10                                                                                      11,000         11,044
  San Diego, Unified School District,TRAN
    2.000%, 07/08/10                                                                                       9,075          9,111
  San Francisco City & County, Airports Commission, Ser 37C-RMKT, RB, AGM (B) (C)
    0.320%, 05/01/29                                                                                       5,000          5,000
  San Jose, Redevelopment Agency, Merged Area Redevelopment Project, Ser A, RB (A) (B) (C)
    0.260%, 07/01/26                                                                                       7,150          7,150
  Santa Barbara County, Ser A,TRAN
    2.500%, 06/30/10                                                                                       5,715          5,745
  Santa Clara County, Financing Authority, Multiple Facilities Projects, Ser M,
    RB (A) (B) (C)
    0.260%, 05/15/35                                                                                      17,105         17,105
  Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B,
    RB (B) (C)
    0.360%, 11/15/25                                                                                      13,475         13,475
  Santa Clara Valley, Transportation Authority, Ser C, RB (B) (C)
    0.290%, 04/01/36                                                                                       8,000          8,000
  Santa Clara Valley, Transportation Authority, Ser D, RB (B) (C)
    0.270%, 04/01/36                                                                                      17,300         17,300
  Santa Clara, Electric Authority, Sub-Ser B, RB (A) (B) (C)
    0.290%, 07/01/27                                                                                       4,975          4,975
  Santa Cruz County,TRAN
    2.000%, 07/08/10                                                                                       5,000          5,020
  Southern California Public Power Authority, Ser A, RB
    2.000%, 08/03/10                                                                                       2,000          2,011
  Southern California, Metropolitan Water District Authority, Ser A-1, RB (B) (C)
    0.270%, 07/01/21                                                                                         500            500
  Southern California, Metropolitan Water District Authority, Ser C-1, RB (B) (C)
    0.280%, 07/01/36                                                                                       7,500          7,500
  Southern California, Metropolitan Water District Authority, Ser C-2, RB (B) (C)
    0.330%, 07/01/36                                                                                      20,720         20,720
  Southern California, Metropolitan Water District Authority, Water Works Authorization
    Project, Ser B, RB (B) (C)
    0.270%, 07/01/28                                                                                      11,985         11,985
  State of California, GO (A) (B) (C)
    0.270%, 05/01/34                                                                                      20,000         20,000
  State of California, GO (A) (B) (C)
    0.290%, 05/01/34                                                                                      25,600         25,600
  State of California, GO (A) (B) (C)
    0.250%, 05/01/34                                                                                       9,200          9,200
  State of California, GO (A) (B) (C)
    0.270%, 05/01/34                                                                                       9,200          9,200
  State of California, Ser B-4 RMKT 12/01/09, GO (A) (B) (C)
    0.260%, 05/01/33                                                                                       2,400          2,400

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 40
schedule of investments
MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                                           FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------   -----------------   -----------
State of California,
  Ser C-11 RMKT, GO (A) (B) (C)
  0.280%, 07/01/23                                                    $          20,000   $    20,000
Turlock, Irrigation District,
  Capital Improvement & Refunding Project,COP (A) (B) (C)
  0.270%, 01/01/31                                                                5,875         5,875
Turlock, Irrigation District,
  First Priority Project, Sub-Ser, RB
  1.500%, 06/08/10                                                               10,000        10,018
Tustin, Improvement Board Act,
  Reassessment District No. 95-2-A, Ser A, SAB (A) (B) (C)
  0.280%, 09/02/13                                                                8,685         8,685
University of California,
  Regents Medical Center, Ser B 1, RB (B) (C)
  0.300%, 05/15/32                                                                4,125         4,125
                                                                                          -----------

TOTAL CALIFORNIA                                                                              837,873
                                                                                          ===========

CONNECTICUT [1.7%]
Connecticut State,
  Health & Educational Facility Authority, Yale University Project,
  Ser U2, RB (B) (C)
  0.250%, 07/01/33                                                               10,000        10,000
Connecticut State,
  Health & Educational Facility Authority, Yale University Project,
  Ser X-2, RB (B) (C)
  0.290%, 07/01/37                                                                6,000         6,000
                                                                                          -----------

TOTAL CONNECTICUT                                                                              16,000
                                                                                          ===========

MASSACHUSETTS [0.6%]
Massachusetts State,
  Development Finance Agency, Harvard University
  Project, Ser HH, RB (B) (C)
  0.260%, 07/15/33                                                                5,950         5,950
                                                                                          ===========

TEXAS [3.0%]
University of Texas,
  Ser A, RB (B) (C)
  0.250%, 08/15/13                                                                3,795         3,795
University of Texas,
  Ser B, RB (B) (C)
  0.270%, 08/01/33                                                               23,500        23,500
                                                                                          -----------
 TOTAL TEXAS                                                                                   27,295
                                                                                          ===========

VIRGINIA [0.5%]
University of Virginia,
  Ser A, RB (B) (C)
  0.250%, 06/01/34                                                                4,965         4,965
                                                                                          ===========

      TOTAL MUNICIPAL BONDS
       (Cost $ 892,083)                                                                       892,083
                                                                                          ===========

COMMERCIAL PAPER [3.0%]
  CALIFORNIA [3.0%]
  Contra Costa,Water District
    0.250%, 06/03/10                                                             12,700        12,700
  San Francisco, Public Utilities
    0.160%, 04/05/10                                                             15,000        15,000
                                                                                          ===========

      TOTAL COMMERCIAL PAPER
        (Cost $ 27,700)                                                                        27,700
                                                                                          ===========

      TOTAL INVESTMENTS [99.8%]
        (Cost $919,783)                                                                   $   919,783
                                                                                          ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $921,421 ($ THOUSANDS).

(A) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON MARCH 31, 2010.

(C)   PUT AND DEMAND FEATURE -- THE DATE REPORTED IS THE NEXT RESET DATE.

(D)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS

AGM -- ASSURED GUARANTY MUNICIPAL CORPORATION

COP -- CERTIFICATE OF PARTICIPATION

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

GO -- GENERAL OBLIGATION

RB -- REVENUE BOND

SAB -- SPECIAL ASSESSMENT BOND

SER -- SERIES

TRAN -- TAX & REVENUE ANTICIPATION NOTE

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value ($ Thousands):

                                    Level 1    Level 2    Level 3      Total
                                    -------   ---------   -------   ---------
Investments in Securities
   Municipal Bonds                  $    --   $ 892,083   $    --   $ 892,083
   Commercial Paper                      --      27,700        --      27,700
                                    -------   ---------   -------   ---------
Total Investments in Securities     $    --   $ 919,783   $    --   $ 919,783
                                    =======   =========   =======   =========

FOR MORE INFORMATION ON VALUATION INPUTS, SEE NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES IN THE NOTES TO FINANCIAL STATEMENTS.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 41
statements of assets and liabilities (000)
MARCH 31, 2010 (UNAUDITED)

                                                                    Large Cap Value  Large Cap Growth  RCB Small Cap  Opportunistic
                                                                      Equity Fund       Equity Fund     Value Fund      Value Fund
                                                                    ---------------  ----------------  -------------  -------------
ASSETS:
   Cost of securities (including repurchase agreements)             $        99,069  $         32,116  $      19,707  $      11,617
                                                                    ===============  ================  =============  =============
   Investments in securities at value                               $       102,875  $         36,739  $      23,900  $      17,239
   Repurchase agreements at value                                                --                --          1,382             --
   Cash                                                                          --                --              5             --
   Receivable for investment securities sold                                     --                --            319          2,246
   Income receivable                                                            166                23             49             15
   Receivable for capital shares sold                                           392               185             55             --
   Prepaid expenses                                                               4                 2              5             --
                                                                    ---------------  ----------------  -------------  -------------
     Total Assets                                                           103,437            36,949         25,715         19,500
                                                                    ---------------  ----------------  -------------  -------------

LIABILITIES:
   Payable for investment securities purchased                                   --                --             95             --
   Payable for capital shares redeemed                                            9                --             21             --
   Payable for income distributions                                              82                21             --             --
   Investment adviser fees payable                                               53                20             18              8
   Shareholder servicing & distribution fees payable                             24                10              6             --
   Administrative fees payable                                                    4                 2              1              1
   Payable to custodian                                                          --                --             --          2,115
   Accrued expenses                                                               7                 3             12              2
                                                                    ---------------  ----------------  -------------  -------------
     Total Liabilities                                                          179                56            153          2,126
                                                                    ---------------  ----------------  -------------  -------------
   NET ASSETS                                                       $       103,258  $         36,893  $      25,562  $      17,374
                                                                    ===============  ================  =============  =============

NET ASSETS:
   Paid-in Capital (unlimited authorization -- $0.01 par value)     $       109,238  $         36,730  $      27,762  $      25,647
   Undistributed (distribution in excess of) net investment income               --                (1)            20             (1)
   Accumulated net realized loss on investments                              (9,786)           (4,459)        (7,795)       (13,894)
   Net unrealized appreciation on investments                                 3,806             4,623          5,575          5,622
                                                                    ---------------  ----------------  -------------  -------------
   NET ASSETS                                                       $       103,258  $         36,893  $      25,562  $      17,374
                                                                    ===============  ================  =============  =============
Institutional Class Shares ($Dollars):
   Net Assets                                                       $    92,647,884  $     27,155,120  $   2,886,908  $          98
   Total shares outstanding at end of period                             11,653,430         3,483,269        136,473             13
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                              $          7.95  $           7.80  $       21.15  $        7.41
Class N Shares ($Dollars):
   Net Assets                                                       $    10,610,354  $      9,738,221  $   4,855,906  $      26,940
   Total shares outstanding at end of period                              1,336,929         1,262,453        234,148          3,655
   Net asset value, offering and redemption price per  share
     (net assets / shares outstanding)                              $          7.94  $           7.71  $       20.74  $        7.37
Class E Shares ($Dollars):
   Net Assets                                                       $            --  $             --  $          --  $  17,347,255
   Total shares outstanding at end of period                                     --                --             --      2,385,480
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                              $            --  $             --  $          --  $        7.27
Class R Shares ($Dollars):
   Net Assets                                                       $            --  $             --  $  17,818,748  $          --
   Total shares outstanding at end of period                                     --                --        857,894             --
   Net asset value and redemption price per share
     (net assets / shares outstanding)                              $            --  $             --  $       20.77  $          --
   Maximum offering price per share
     (net asset value / 96.50%)                                     $            --  $             --  $       21.52  $          --


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                CNI CHARTER FUNDS | PAGE 42
statements of assets and liabilities (000)
MARCH 31, 2010 (UNAUDITED)

                                                                                                                    California
                                                                    Multi-Asset      Corporate      Government      Tax Exempt
                                                                       Fund          Bond Fund      Bond Fund       Bond Fund
                                                                    ------------   -------------   -------------   ------------
ASSETS:
   Cost of securities (including affiliated investments and
   repurchase agreements)                                           $     27,123   $      96,690   $     153,646   $     38,699
                                                                    ============   =============   =============   ============
   Investments in securities at value                               $     24,089   $     100,532   $     152,244   $     39,511
   Affiliated investments at value                                         4,675              --              --             --
   Repurchase agreements at value                                             --              --           2,000             --
   Income receivable                                                          49           1,167             921            506
   Receivable for capital shares sold                                         25             488             451             --
   Prepaid expenses                                                            1               4               4              2
                                                                    ------------   -------------   -------------   ------------
     Total Assets                                                         28,839         102,191         155,620         40,019
                                                                    ------------   -------------   -------------   ------------

LIABILITIES:
   Payable for income distributions                                           15             212              93             56
   Payable for capital shares redeemed                                         4              --              33            175
   Investment adviser fees payable                                            12              34              47              5
   Shareholder servicing & distribution fees payable                          10              22              33              9
   Administrative fees payable                                                 1               4               7              2
   Accrued expenses                                                            2               7               9              3
                                                                    ------------   -------------   -------------   ------------
   Total Liabilities                                                          44             279             222            250
                                                                    ------------   -------------   -------------   ------------
   NET ASSETS                                                       $     28,795   $     101,912   $     155,398   $     39,769
                                                                    ============   =============   =============   ============

NET ASSETS:
   Paid-in Capital (unlimited authorization -- $0.01  par value)    $     31,095   $      99,015   $     154,913   $     38,975
   Undistributed (distribution in excess of) net investment income             2              (1)              1              1
   Accumulated net realized loss on investments                           (3,943)           (944)           (114)           (19)
   Net unrealized appreciation on investments                              1,641           3,842             598            812
                                                                    ============   =============   =============   ============
   Net Assets                                                       $     28,795   $     101,912   $     155,398   $     39,769
                                                                    ============   =============   =============   ============
Institutional Class Shares ($Dollars):
   Net Assets                                                       $  8,828,546   $ 100,398,136   $ 151,675,683   $ 37,845,222
   Total shares outstanding at end of period                             869,845       9,458,720      14,407,228      3,622,099
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                              $      10.15   $       10.61   $       10.53   $      10.45
Class N Shares ($Dollars):
   Net Assets                                                       $ 19,966,516   $   1,514,353   $   3,722,341   $  1,923,522
   Total shares outstanding at end of  period                          1,968,005         142,558         352,885        183,593
   Net asset value, offering and redemption price per  share
     (net assets / shares outstanding)                              $      10.15   $       10.62   $       10.55   $      10.48

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 43
statements of assets and liabilities (000)
MARCH 31, 2010 (UNAUDITED)

                                                                                                                      California
                                                                                      Prime           Government      Tax Exempt
                                                                     High Yield    Money Market      Money Market     Money Market
                                                                     Bond Fund        Fund               Fund            Fund
                                                                    ------------   -------------   ---------------   -------------
ASSETS:
   Cost of securities (including repurchase agreements)             $     48,879   $   1,353,134   $     2,851,892   $     919,783
                                                                    ============   =============   ===============   =============
   Investments in securities  at value                              $     49,080   $   1,164,434   $     2,340,592   $     919,783
   Repurchase agreements at  value                                            --         188,700           511,300              --
   Cash                                                                       71              --                74             600
   Income receivable                                                         941             361             1,580           1,213
   Receivable for investment securities  sold                                232              --                --              --
   Receivable for capital  shares sold                                       161              --                --              --
   Prepaid expenses                                                            1              69               129             424
                                                                    ------------   -------------   ---------------   -------------
     Total Assets                                                         50,486       1,353,564         2,853,675         922,020
                                                                    ------------   -------------   ---------------   -------------

LIABILITIES:
   Payable for income  distributions                                         116              44                15               6
   Payable for investment securities purchased                             3,359              --                --              --
   Investment adviser fees payable                                            23             102               155              88
   Shareholder servicing & distribution  fees payable                         15              36                39              10
   Administrative fees payable                                                 2              50                99              36
   Accrued expenses                                                            3             122               208             459
                                                                    ------------   -------------   ---------------   -------------
     Total Liabilities                                                     3,518             354               516             599
                                                                    ------------   -------------   ---------------   -------------
   NET ASSETS                                                       $     46,968   $   1,353,210   $     2,853,159   $     921,421
                                                                    ============   =============   ===============   =============
Net Assets:
   Paid-in Capital (unlimited authorization -- $0.01 par value)     $     50,789   $   1,353,175   $     2,853,143   $     921,418
   Undistributed (distribution in excess of) net investment income            (1)             84                12               2
   Accumulated net realized gain (loss) on investments                    (4,021)            (49)                4               1
   Net unrealized appreciation on investments                                201              --                --              --
                                                                    ============   =============   ===============   =============
   NET ASSETS                                                       $     46,968   $   1,353,210   $     2,853,159   $     921,421
                                                                    ============   =============   ===============   =============
Institutional Class Shares ($Dollars):
   Net Assets                                                       $ 24,211,636   $ 498,511,690   $    94,890,492   $ 140,464,038
   Total shares outstanding at end of  period                          2,977,893     498,570,199        94,891,514     140,465,710
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                              $       8.13   $        1.00   $          1.00   $        1.00
Class N Shares ($Dollars):
   Net Assets                                                       $ 22,756,723   $ 500,784,226   $ 2,490,107,437   $ 723,184,375
   Total shares outstanding at end of  period                          2,799,148     500,828,713     2,490,091,384     723,185,639
   Net asset value, offering and redemption price per share
     (net assets / shares outstanding)                              $       8.13   $        1.00   $          1.00   $        1.00
Class S Shares ($Dollars):
   Net Assets                                                       $         --   $ 353,914,268   $   268,161,555   $  57,772,548
   Total shares outstanding at end of  period                                 --     353,868,691       268,160,409      57,768,814
   Net asset value and redemption price per share
   (net assets / shares outstanding)                                $         --   $        1.00   $          1.00   $        1.00

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 44
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

                                                              Large Cap Value   Large Cap Growth   RCB Small Cap   Opportunistic
                                                                Equity Fund        Equity Fund      Value Fund       Value Fund
                                                                   (000)              (000)           (000)            (000)
                                                              ---------------   ----------------   -------------   -------------
INCOME:
  Dividend Income                                             $         1,089   $            279   $         172   $         131
    Less: Foreign Taxes Withheld                                           (1)                --              --              --
                                                              ---------------   ----------------   -------------   -------------
    Total Investment Income                                             1,088                279             172             131
                                                              ---------------   ----------------   -------------   -------------

EXPENSES:
  Investment Advisory Fee                                                 293                119              98              47
  Shareholder Servicing Fees--Institutional Class                         106                 34               3              --
  Shareholder Servicing Fees--Class N(1)                                   24                 24              11              --
  Shareholder Servicing Fees--Class R(1)                                   --                 --              41              --
  Administration Fee                                                       23                  9               6               5
  Transfer Agent Fees                                                       4                  2              22               1
  Trustee Fees                                                              2                  1               1               1
  Professional Fees                                                         6                  2               1               1
  Printing Fees                                                             2                  1               1              --
  Custody Fees                                                              2                  1               1               1
  Registration Fees                                                         1                  1              --               1
  Insurance and Other Expenses                                              5                  2               1               2
                                                              ---------------   ----------------   -------------   -------------
    Total Expenses                                                        468                196             186              59
                                                              ---------------   ----------------   -------------   -------------
  Less, Waiver/Reimbursement of:
    Shareholder Servicing Fees--Class R(1)                                 --                 --             (32)             --
    Investment Advisory Fee
    Transfer Agent Fees                                                    (4)                (2)             (1)             (1)
                                                              ---------------   ----------------   -------------   -------------
  Net Expenses                                                            464                194             153              58
                                                              ---------------   ----------------   -------------   -------------
NET INVESTMENT INCOME                                                     624                 85              19              73
                                                              ---------------   ----------------   -------------   -------------
  Net Realized Gain/(Loss) From Securities Transactions                   866               (398)          1,500           3,889
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                      7,525              3,950           1,732          (1,579)
                                                              ---------------   ----------------   -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $         9,015   $          3,637   $       3,251   $       2,383
                                                              ===============   ================   =============   =============

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 45
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

                                                                                                                    California
                                                                Multi-Asset         Corporate       Government      Tax Exempt
                                                                   Fund             Bond Fund        Bond Fund       Bond Fund
                                                                   (000)              (000)            (000)           (000)
                                                              ---------------   ----------------   -------------   -------------
INCOME:
  Interest Income                                             $             7   $          1,966   $       2,047   $         714
  Dividend Income                                                         332                  1              --               1
  Income from Affiliated Investments                                       61                 --              --              --
                                                              ---------------   ----------------   -------------   -------------
    Total Investment Income                                               400              1,967           2,047             715
                                                              ---------------   ----------------   -------------   -------------

EXPENSES:
  Investment Advisory Fee                                                  67                192             268              54
  Shareholder Servicing Fees--Institutional Class                          10                119             151              48
  Shareholder Servicing Fees--Class N(1)                                   45                  3               9               4
  Administration Fee                                                        7                 24              31              10
  Transfer Agent Fees                                                       1                  4               6               2
  Trustee Fees                                                              1                  2               3               1
  Professional Fees                                                         1                  6               7               2
  Printing Fees                                                             1                  2               3               1
  Custody Fees                                                              1                  2               2               1
  Registration Fees                                                        --                  1               1               1
  Insurance and Other Expenses                                              1                  5               4               2
                                                              ---------------   ----------------   -------------   -------------
    Total Expenses                                                        135                360             485             126
                                                              ---------------   ----------------   -------------   -------------
  Recovery of Investment Advisory Fees
    Previously Waived(2)                                                   --                  2              --              --

    Less, Waivers of:
      Investment Advisory Fees                                             --                 --             (40)            (22)
      Transfer Agent Fees                                                  (1)                (4)             (6)             (2)
                                                              ---------------   ----------------   -------------   -------------
    NET EXPENSES                                                          134                358             439             102
                                                              ---------------   ----------------   -------------   -------------
NET INVESTMENT INCOME                                                     266              1,609           1,608             613
                                                              ---------------   ----------------   -------------   -------------
  Net Realized Gain (Loss) From Securities Transactions                   280                271              (1)            168
  Net Realized Gain From Affiliated Investments                            12                 --              --              --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                        482                189            (638)           (620)
  Net Change in Unrealized Appreciation on
    Affiliated Investments                                                  2                 --              --              --
                                                              ---------------   ----------------   -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $         1,042   $          2,069   $         969   $         161
                                                              ===============   ================   =============   =============

(1)  INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

(2)  SEE NOTE 4 FOR ADVISORY FEES ACCRUED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   CNI CHARTER FUNDS | PAGE 46
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)

                                                                                                                    California
                                                                                     Prime          Government      Tax Exempt
                                                                High Yield        Money Market     Money Market    Money Market
                                                                 Bond Fund            Fund             Fund            Fund
                                                                   (000)              (000)            (000)           (000)
                                                              ---------------   ----------------   -------------   -------------
INCOME:
  Interest Income                                             $         1,951   $          2,101  $        2,812   $       1,041
  Dividend Income                                                          --                  1              --              --
                                                              ---------------   ----------------   -------------   -------------
    Total Investment Income                                             1,951              2,102           2,812           1,041
                                                              ---------------   ----------------   -------------   -------------

EXPENSES:
  Investment Advisory Fee                                                 144              1,806           3,812           1,323
  Shareholder Servicing Fees--Institutional Class                          22                659             123             189
  Shareholder Servicing Fees--Class N(1)                                   58              2,114           9,521           2,880
  Shareholder Servicing Fees--Class S(1)                                   --              1,327           1,107             228
  Administration Fee                                                        9                359             728             243
  Transfer Agent Fees                                                       2                 68             137              46
  Trustee Fees                                                              1                 37              75              24
  Professional Fees                                                         2                 94             195              62
  Printing Fees                                                             1                 34              89              25
  Custody Fees                                                              1                 35              75              23
  Registration Fees                                                        --                 24              42              14
  Insurance and Other Expenses                                              2                 85             176              56
                                                              ---------------   ----------------   -------------   -------------
    Total Expenses                                                        242              6,642          16,080           5,113
                                                              ---------------   ----------------   -------------   -------------
  Less, Waivers of:
    Investment Advisory Fees                                              (17)            (1,022)         (2,979)           (933)
    Administration Fees                                                    --                (54)           (109)            (36)
    Shareholder Servicing Fees--Institutional Class                        --               (659)           (123)           (189)
    Shareholder Servicing Fees--Class N(1)                                 --             (1,978)         (9,276)         (2,806)
    Shareholder Servicing Fees--Class S(1)                                 --             (1,205)         (1,050)           (216)
    Transfer Agent Fees                                                    (2)               (68)           (137)            (46)
                                                              ---------------   ----------------   -------------   -------------
  NET EXPENSES                                                            223              1,656           2,406             887
                                                              ---------------   ----------------   -------------   -------------
NET INVESTMENT INCOME                                                   1,728                446             406             154
                                                              ---------------   ----------------   -------------   -------------
  Net Realized Gain From Securities Transactions                          536                 --              --              10
  Net Change in Unrealized Appreciation on Investments                  2,258                 --              --              --
                                                              ---------------   ----------------   -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $         4,522   $            446  $          406   $         164
                                                              ===============   ================   =============   =============

(1)  INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 47
statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2009

                                                                   Large Cap Value      Large Cap Growth
                                                                  Equity Fund (000)     Equity Fund (000)
                                                                 -------------------   -------------------
                                                                     2010       2009       2010       2009
                                                                 --------   --------   --------   --------
OPERATIONS:
  Net Investment Income (Loss)                                   $    624   $  1,621   $    85    $    212
  Net Realized Gain (Loss) from Security Transactions and
    Affiliated Investments                                            866     (8,654)      (398)    (1,908)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and Affiliated Investments        7,525     (2,607)     3,950       (113)
                                                                 --------   --------   --------   --------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                     9,015     (9,640)     3,637     (1,809)
                                                                 --------   --------   --------   --------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income:
  INSTITUTIONAL CLASS                                                (570)    (1,358)       (72)      (182)
  CLASS N                                                             (53)      (137)       (14)       (40)
  CLASS R                                                              --         --         --         --
  CLASS E                                                              --         --         --         --
  Realized Capital Gains:
  INSTITUTIONAL CLASS                                                  --         --         --         --
  CLASS N                                                              --         --         --         --
  CLASS R                                                              --         --         --         --
                                                                 --------   --------   --------   --------
    Total Dividends & Distributions                                  (623)    (1,495)       (86)      (222)
                                                                 --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Shares issued                                                    10,932     20,103      2,453      6,861
  Shares issued in Lieu of Dividends and Distributions                406        950         24         56
  Shares Redeemed                                                  (7,542)   (18,562)    (6,011)    (8,638)
                                                                 --------   --------   --------   --------
    Increase (Decrease) in Net Assets from
      Institutional Class Share Transactions                        3,796      2,491     (3,534)    (1,721)
                                                                 --------   --------   --------   --------
  CLASS N:
  Shares issued                                                     1,056        538        423        554
  Shares issued in Lieu of Dividends and Distributions                 36         93          9         25
  Shares Redeemed                                                    (290)    (1,792)      (726)    (2,072)
                                                                 --------   --------   --------   --------
    Increase (Decrease) in Net Assets from
      Class N Share Transactions                                      802     (1,161)      (294)    (1,493)
                                                                 --------   --------   --------   --------
  CLASS R:
  Shares Issued                                                        --         --         --         --
  Shares Issued in Lieu of Dividends and Distributions                 --         --         --         --
  Shares Redeemed                                                      --         --         --         --
                                                                 --------   --------   --------   --------
    Decrease in Net Assets from
      Class R Share Transactions                                       --         --         --         --
                                                                 --------   --------   --------   --------
  CLASS E:
  Shares Issued                                                        --         --         --         --
  Shares Issued in Lieu of Dividends and Distributions                 --         --         --         --
  Shares Redeemed                                                      --         --         --         --
                                                                 --------   --------   --------   --------
    Decrease in Net Assets from
      Class E Share Transactions                                       --         --         --         --
                                                                 --------   --------   --------   --------
Net Increase (Decrease) in Net Assets from Share Transactions       4,598      1,330     (3,828)    (3,214)
                                                                 --------   --------   --------   --------
Total Increase (Decrease) in Net Assets                            12,990     (9,805)      (277)    (5,245)
                                                                 --------   --------   --------   --------
NET ASSETS:
  Beginning of Period                                              90,268    100,073     37,170     42,415
                                                                 --------   --------   --------   --------
    End of Period                                                $103,258   $ 90,268   $ 36,893   $ 37,170
                                                                 ========   ========   ========   ========
Undistributed (Distributions in Excess of)
  Net Investment Income                                          $     --   $     (1)  $     (1)  $     --
                                                                 --------   --------   --------   --------

(1) SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 48

     RCB Small Cap          Opportunistic Value          Multi-Asset               Corporate Bond
    Value Fund (000)             Fund (000)               Fund (000)                 Fund (000)
-----------------------   -----------------------   -----------------------   -----------------------
      2010         2009         2010         2009         2010         2009         2010         2009
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

$       19   $       (4)  $       73   $      328   $      266   $      375   $    1,609   $    2,952
     1,500       (8,609)       3,889      (17,058)         292       (3,856)         271         (674)
     1,732       10,677       (1,579)      12,304          484        3,982          189        6,838
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

     3,251        2,064        2,383       (4,426)       1,042          501        2,069        9,116
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
        --         (29)           --           (1)         (96)        (149)      (1,590)      (2,926)
        --         (69)           --           (1)        (179)        (226)         (20)         (26)
       (14)        (341)          --           --           --           --           --           --
        --           --          (73)        (501)          --           --           --           --
        --           --           --           --           --           --           --           --
        --           --           --           --           --           --           --           --
        --           --           --           --           --           --           --           --
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       (14)        (439)         (73)        (503)        (275)        (375)      (1,610)      (2,952)
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       488          750            4          127        1,132        4,298       18,571       27,853
        --           29           --            1           78           90          429          676
      (268)        (537)        (165)          --       (1,054)      (6,506)      (7,954)     (15,448)
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

       220          242         (161)         128          156       (2,118)      11,046       13,081
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       209           17           25            5        3,927        3,250          555          488
        --           50           --           --           95          107            8           13
      (189)        (403)         (12)          --       (1,410)      (3,554)         (48)        (171)
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

        20        (336)           13            5        2,612         (197)         515          330
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       442          961           --           --           --           --           --           --
        14          325           --           --           --           --           --           --
    (1,669)      (4,706)          --           --           --           --           --           --
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

    (1,213)      (3,420)          --           --           --           --           --           --
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
        --           --           --       16,515           --           --           --           --
        --           --           73          500           --           --           --           --
        --           --      (11,126)     (31,200)          --           --           --           --
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

        --           --      (11,053)     (14,185)          --           --           --           --
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      (973)      (3,514)     (11,201)     (14,052)       2,768       (2,315)      11,561       13,411
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     2,264      (1,889)       (8,891)     (18,981)       3,535       (2,189)      12,020       19,575
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

    23,298       25,187       26,265       45,246       25,260       27,449       89,892       70,317
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
$   25,562   $   23,298   $   17,374   $   26,265   $   28,795   $   25,260   $  101,912   $   89,892
==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

$       20   $       15   $       (1)  $       (1)  $        2   $       11   $       (1)  $       --
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 49
statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2009

                                                                      Government       California Tax Exempt
                                                                   Bond Fund (000)        Bond Fund (000)
                                                                 -------------------   ---------------------
                                                                     2010       2009        2010        2009
                                                                 --------   --------   ---------   ---------
OPERATIONS:
  Net Investment Income                                          $  1,608   $  2,406   $     613   $   1,151
  Net Realized Gain (Loss) from
    Security Transactions                                              (1)       453         168        (93)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                    (638)       805        (620)      1,914
                                                                 --------   --------   ---------   ---------
    Net Increase in Net Assets
      Resulting from Operations                                       969      3,664         161       2,972
                                                                 --------   --------   ---------   ---------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  INSTITUTIONAL CLASS                                              (1,567)    (2,343)       (591)     (1,110)
  CLASS N                                                             (40)       (92)        (21)        (41)
  CLASS R                                                              --         --          --          --
                                                                 --------   --------   ---------   ---------
  Realized Capital Gains
    Institutional Shares                                               --         --          --          --
    Class A Shares                                                     --         --          --          --
    Class S Shares                                                     --         --          --          --
                                                                 --------   --------   ---------   ---------
    Total Dividends and Distributions                              (1,607)    (2,435)       (612)     (1,151)
                                                                 --------   --------   ---------   ---------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Shares Issued                                                    98,086     22,819       4,330      12,423
  Shares Issued in Lieu of Dividends and Distributions                941        677         248         403
  Shares Redeemed                                                 (18,697)   (18,805)     (4,889)    (10,248)
                                                                 --------   --------   ---------   ---------
    Increase (Decrease) in Net Assets from
      Institutional Class Share Transactions                       80,330      4,691        (311)      2,578
                                                                 --------   --------   ---------   ---------
  CLASS N:
  Shares Issued                                                       756      1,066         838       1,359
  Shares Issued in Lieu of Dividends and Distributions                 16         39           6          12
  Shares Redeemed                                                    (141)      (808)       (796)       (598)
                                                                 --------   --------   ---------   ---------
    Increase (Decrease) in Net Assets from
      Class N Share Transactions                                      631        297          48         773
                                                                 --------   --------   ---------   ---------
  CLASS S:
  Shares Issued                                                        --         --          --          --
  Shares Issued in Lieu of Dividends and Distributions                 --         --          --          --
  Shares Redeemed                                                      --         --          --          --
                                                                 --------   --------   ---------   ---------
    Decrease in Net Assets from
      Class S Share Transactions                                       --         --          --          --
                                                                 --------   --------   ---------   ---------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                               80,961      4,988        (263)      3,351
                                                                 --------   --------   ---------   ---------
Total Increase (Decrease) in Net Assets                            80,323      6,217        (714)      5,172
                                                                 --------   --------   ---------   ---------
NET ASSETS:
  Beginning of Period                                              75,075     68,858      40,483      35,311
                                                                 --------   --------   ---------   ---------
    End of Period                                                $155,398   $ 75,075   $  39,769   $  40,483
                                                                 ========   ========   =========   =========
Undistributed (Distribution in Excess of)
  Net Investment Income                                          $      1   $     --   $       1   $      --
                                                                 --------   --------   ---------   ---------

(1)  SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 50

      High Yield                Prime Money              Government Money         California Tax Exempt
    Bond Fund (000)          Market Fund (000)           Market Fund (000)       Money Market Fund (000)
-----------------------   ------------------------   -------------------------   ------------------------
      2010         2009         2010         2009           2010          2009         2010          2009
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------

$    1,728   $    2,698   $      446   $     7,504   $       406   $     6,637   $      154   $     2,951
       536      (3,203)           --           117            --             4           10            --
     2,258        4,440           --            --            --            --           --            --
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------

     4,522        3,935          446         7,621           406         6,641          164         2,951
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------
      (792)      (1,246)        (258)       (2,739)          (24)         (356)         (37)         (612)
      (937)      (1,509)        (139)       (3,352)         (372)       (5,784)        (112)       (2,109)
        --           --          (52)       (1,412)          (15)         (495)          (3)         (232)
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------

        --           --          (58)           --            --            --          (2)            --
        --           --          (68)           --            --            --          (7)            --
        --           --          (40)           --            --            --          (1)            --
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------
    (1,729)      (2,755)        (615)       (7,503)         (411)       (6,635)        (162)       (2,953)
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------
    11,213        2,072      689,562     1,288,265       223,814       655,511      529,058     1,126,167
       551          834           53           442             1             8           --            --
    (5,170)        (999)    (734,370)   (1,278,342)     (252,788)     (632,330)    (530,173)   (1,142,015)
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------

     6,594        1,907      (44,755)       10,365       (28,973)        23,189      (1,115)      (15,848)
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------
     2,294        2,628      669,844     2,117,635     2,139,407     4,478,647      612,913     1,708,583
       616        1,002          128         1,555           304         4,161          114         1,814
    (1,321)      (2,172)    (825,887)   (2,586,377)   (2,198,746)   (4,940,602)    (594,684)   (1,886,349)
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------

     1,589        1,458     (155,915)     (467,187)      (59,035)     (457,794)      18,343      (175,952)
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------

        --           --      590,611     1,140,178       427,014       659,453       58,501       354,327
        --           --           --            --            --            --           --            --
        --           --     (609,419)   (1,401,263)     (457,694)     (769,358)     (75,125)     (421,688)
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------

        --           --      (18,808)     (261,085)      (30,680)     (109,905)     (16,624)      (67,361)
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------

     8,183        3,365     (219,478)     (717,907)     (118,688)     (544,510)         604      (259,161)
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------
    10,976        4,545     (219,647)     (717,789)     (118,693)     (544,504)         606      (259,163)
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------

    35,992       31,447    1,572,857     2,290,646     2,971,852     3,516,356      920,815     1,179,978
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------
$   46,968   $   35,992   $1,353,210   $ 1,572,857   $ 2,853,159   $ 2,971,852   $  921,421   $   920,815
==========   ==========   ==========   ===========   ===========   ===========   ==========   ===========
$       (1)  $       --   $       84   $        87   $        12   $        17   $        2   $        --
----------   ----------   ----------   -----------   -----------   -----------   ----------   -----------

                                SEE ACCOMPANYING NOTES TO FINANCIAL STA TEMENTS.

                           CNI CHARTER FUNDS | PAGE 51
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,

                                           NET
               NET                REALIZED AND              DISTRIBUTIONS        NET                  NET
             ASSET         NET      UNREALIZED   DIVIDENDS           FROM      ASSET               ASSETS
             VALUE  INVESTMENT  GAINS (LOSSES)    FROM NET       REALIZED      VALUE                  END
         BEGINNING      INCOME              ON  INVESTMENT        CAPITAL        END     TOTAL  OF PERIOD
         OF PERIOD     (LOSS)+     SECURITIES+      INCOME          GAINS  OF PERIOD  RETURN++      (000)
         ---------  ----------  --------------  ----------  -------------  ---------  --------  ---------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2010*    $ 7.28     $ 0.05        $ 0.67        $(0.05)      $   --        $ 7.95      9.91%  $  92,648
  2009       8.25       0.13         (0.98)        (0.12)          --          7.28    (10.03)     81,308
  2008      11.21       0.16          2.48         (0.15)       (0.49)         8.25    (21.57)     88,361
  2007      10.36       0.19          1.38         (0.19)       (0.53)        11.21     15.60     110,024
  2006       9.54       0.13          1.21         (0.13)       (0.39)        10.36     14.50      92,946
  2005       8.77       0.10          1.13         (0.10)       (0.36)         9.54     14.39      42,974
Class N (commenced operations on April 13, 2000)
  2010*    $ 7.27     $ 0.04        $ 0.67        $(0.04)      $   --        $ 7.94      9.80%  $  10,610
  2009       8.24       0.12         (0.98)        (0.11)          --          7.27    (10.27)      8,960
  2008      11.19       0.13         (2.46)        (0.13)       (0.49)         8.24    (21.72)     11,712
  2007      10.35       0.16          1.37         (0.16)       (0.53)        11.19     15.24      17,190
  2006       9.53       0.11          1.20         (0.10)       (0.39)        10.35     14.24      13,104
  2005       8.76       0.09          1.12         (0.08)       (0.36)         9.53     14.14      10,664
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2010*    $ 7.08     $ 0.02        $ 0.72        $(0.02)      $   --        $ 7.80     10.46%  $  27,155
  2009       7.38       0.04         (0.30)        (0.04)          --          7.08     (3.36)     28,050
  2008       8.86       0.03         (1.48)        (0.03)          --          7.38    (16.40)     31,074
  2007       7.75       0.05          1.10         (0.04)          --          8.86     14.91      45,784
  2006       7.43       0.02          0.32         (0.02)          --          7.75      4.59      35,842
  2005       6.76       0.04          0.67         (0.04)          --          7.43     10.55      34,164
Class N (commenced operations on March 28, 2000)
  2010*    $ 7.00     $ 0.01        $ 0.71        $(0.01)      $   --        $ 7.71     10.30%  $   9,738
  2009       7.31       0.03         (0.31)        (0.03)          --          7.00     (3.77)      9,120
  2008       8.77       0.01         (1.46)        (0.01)          --          7.31    (16.55)     11,341
  2007       7.68       0.01          1.10         (0.02)          --          8.77     14.51      15,063
  2006       7.35         --          0.33            --~          --          7.68      4.55      10,363
  2005       6.69       0.02          0.67         (0.03)          --          7.35     10.28       8,278
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
  2010*    $18.46     $(0.02)       $ 2.71        $   --       $   --        $21.15     14.57%  $   2,887
  2009      16.42      (0.02)         2.35         (0.29)          --         18.46     15.20       2,317
  2008      30.79       0.19         (9.57)           --        (4.99)        16.42    (35.01)      1,742
  2007      28.25       0.02          3.00         (0.01)       (0.47)        30.79     10.65       9,062
  2006      28.58       0.06          0.05         (0.07)       (0.37)        28.25      0.40      13,435
  2005      27.30       0.07          2.58            --        (1.37)        28.58      9.87      13,975
Class N (commenced operations on October 3, 2001)
  2010*    $18.12     $   --        $ 2.62        $   --       $   --        $20.74     14.46%  $   4,856
  2009      16.14      (0.05)         2.30         (0.27)          --         18.12     14.91       4,226
  2008      30.42       0.15         (9.44)           --        (4.99)        16.14    (35.16)      4,262
  2007      27.98      (0.05)         2.96            --        (0.47)        30.42     10.37       9,753
  2006      28.31      (0.01)         0.05            --~       (0.37)        27.98      0.17      10,470
  2005      27.13       0.00          2.55            --        (1.37)        28.31      9.55      12,754
Class R (commenced operations on September 30, 1998)
  2010*    $18.15     $ 0.02        $ 2.62        $(0.02)      $   --        $20.77     14.53%  $  17,819
  2009      16.15       0.01          2.31         (0.32)          --         18.15     15.50      16,755
  2008      30.38       0.20         (9.44)           --        (4.99)        16.15    (35.02)     19,183
  2007      27.93      (0.05)         2.97            --        (0.47)        30.38     10.43      40,944
  2006      28.27      (0.01)         0.04            --~       (0.37)        27.93      0.14      45,836
  2005      27.09       0.01          2.54            --        (1.37)        28.27      9.56      57,787
Opportunistic Value Fund
Institutional Class (commenced operations on June 26, 2008)
  2010*    $ 6.59     $ 0.02        $ 0.81        $(0.01)      $   --        $ 7.41     12.65%  $      --
  2009       9.31       0.07         (1.11)        (1.68)          --          6.59     (6.81)        156
  2008      10.00       0.05         (0.74)           --           --          9.31     (6.90)         --
Class N (commenced operations on June 26, 2008)
  2010*    $ 6.58     $ 0.01        $ 0.79        $(0.01)      $   --        $ 7.37     12.23%  $      27
  2009       9.31       0.06         (1.12)        (1.67)          --          6.58     (7.12)         11
  2008      10.00       0.04         (0.73)           --           --          9.31     (6.90)          7
Class E (commenced operations on June 26, 2008)
  2010*    $ 6.48     $ 0.03        $ 0.79        $(0.03)      $   --        $ 7.27     12.65%  $  17,347
  2009       9.30       0.09         (1.21)        (1.70)          --          6.48     (7.57)     26,098
  2008      10.00       0.04         (0.74)           --           --          9.30     (7.00)     45,239

                                                     RATIO
                                               OF EXPENSES
                                        RATIO   TO AVERAGE
                                       OF NET   NET ASSETS
                         RATIO     INVESTMENT   (EXCLUDING
                   OF EXPENSES  INCOME (LOSS)    WAIVERS &  PORTFOLIO
                    TO AVERAGE     TO AVERAGE    RECOVERED   TURNOVER
              NET Assets(1)(2)  NET ASSETS(1)     FEES)(1)       RATE
              ----------------  -------------  -----------  ---------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000
  2010*              0.96%            1.34%        0.97%        14%
  2009               0.96             2.11         0.97         18
  2008               0.95             1.64         0.96         36
  2007               0.96             1.73         0.97         24
  2006               0.96             1.36         0.97         31
  2005               0.96             1.12         0.97         34
Class N (commenced operations on April 13, 2000)
  2010*              1.21%            1.09%        1.22%        14%
  2009               1.21             1.89         1.22         18
  2008               1.20             1.38         1.21         36
  2007               1.21             1.47         1.22         24
  2006               1.21             1.13         1.22         31
  2005               1.21             0.87         1.22         34
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000
  2010*              0.99%            0.53%        1.00%        13%
  2009               0.99             0.70         1.00         12
  2008               0.98             0.35         0.99         26
  2007               0.99             0.52         1.00         30
  2006               0.99             0.27         1.00         34
  2005               0.98             0.57         1.00         27
Class N (commenced operations on March 28, 2000)
  2010*              1.24%            0.28%        1.25%        13%
  2009               1.24             0.45         1.25         12
  2008               1.23             0.11         1.24         26
  2007               1.24             0.28         1.25         30
  2006               1.24             0.03         1.25         34
  2005               1.23             0.33         1.25         27
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
  2010*              1.19%           (0.19)%       1.20%        25%
  2009               1.19            (0.13)        1.20         62
  2008               1.19             0.85         1.20         78
  2007               1.19             0.08         1.20         57
  2006               1.20             0.20         1.21         66
  2005               1.18             0.26         1.20         41
Class N (commenced operations on October 3, 2001)
  2010*              1.44%            0.05%        1.45%        25%
  2009               1.44            (0.37)        1.45         62
  2008               1.44             0.70         1.45         78
  2007               1.44            (0.16)        1.45         57
  2006               1.45            (0.04)        1.46         66
  2005               1.43             0.01         1.45         41
Class R (commenced operations on September 30, 1998)
  2010*              1.30%            0.25%        1.70%        25%
  2009               0.97             0.08         1.55         62
  2008               1.23             0.92         1.55         78
  2007               1.44            (0.17)        1.45         57
  2006               1.45            (0.04)        1.46         66
  2005               1.43             0.02         1.45         41
Opportunistic Value Fund
Institutional Class (commenced operations on June 26, 2008)
  2010*              0.85%            0.51%        0.86%        17%
  2009               0.93             1.13         0.94        144
  2008               0.23(3)          1.83         0.23(3)       5
Class N (commenced operations on June 26, 2008)
  2010*              1.11%            0.27%        1.12%        17%
  2009               1.22             0.98         1.23        144
  2008               1.20(3)          1.50         1.23(3)       5
Class E (commenced operations on June 26, 2008)
  2010*              0.61%            0.79%        0.61%        17%
  2009               0.68             1.53         0.69        144
  2008               0.69(3)          1.44         0.70(3)       5

*     FOR THE SIX MONTHS ENDED MARCH 31, 2010.

+ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

~     AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

(3) RATIO REFLECTS THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS. AMOUNTS DESIGNATED AS " -- " ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 52

                                           NET
               NET                REALIZED AND              DISTRIBUTIONS        NET                  NET
             ASSET                  UNREALIZED   DIVIDENDS           FROM      ASSET               ASSETS
             VALUE         NET  GAINS (LOSSES)    FROM NET       REALIZED      VALUE                  END
         BEGINNING  INVESTMENT              ON  INVESTMENT        CAPITAL        END     TOTAL  OF PERIOD
         OF PERIOD     INCOME+     SECURITIES+      INCOME          GAINS  OF PERIOD  RETURN++      (000)
         ---------  ----------  --------------  ----------  -------------  ---------  --------  ---------
Multi-Asset Fund
Institutional Class (commenced operations on October 1, 2007)
    2010*  $ 9.87     $0.11        $ 0.28         $(0.11)      $   --        $10.15      3.98%  $   8,829
    2009     9.70      0.15          0.18          (0.16)          --          9.87      3.54       8,423
    2008    11.00      0.25         (1.32)         (0.23)          --          9.70     (9.84)     10,741
Class N (commenced operations on October 1, 2007)
    2010*  $ 9.86     $0.09        $ 0.30         $(0.10)      $   --        $10.15      3.96%  $  19,966
    2009     9.69      0.13          0.18          (0.14)          --          9.86      3.29      16,837
    2008    11.00      0.23         (1.33)         (0.21)          --          9.69    (10.12)     16,708
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
    2010*  $10.56     $0.18        $ 0.05         $(0.18)      $   --        $10.61      2.16%  $ 100,398
    2009     9.76      0.39          0.80          (0.39)          --         10.56     12.48      88,897
    2008    10.18      0.43         (0.41)         (0.44)          --          9.76      0.04      69,709
    2007    10.17      0.45            --          (0.44)          --         10.18      4.57      62,210
    2006    10.27      0.42         (0.10)         (0.42)          --         10.17      3.19      55,290
    2005    10.60      0.40         (0.27)         (0.40)       (0.06)        10.27      1.26      51,193
Class N (commenced operations on April 13, 2000)
    2010*  $10.57     $0.16        $ 0.05         $(0.16)      $   --        $10.62      2.03%  $   1,514
    2009     9.77      0.36          0.81          (0.37)          --         10.57     12.19         995
    2008    10.18      0.41         (0.41)         (0.41)          --          9.77     (0.11)        608
    2007    10.17      0.42          0.01          (0.42)          --         10.18      4.30       1,043
    2006    10.27      0.39         (0.10)         (0.39)          --         10.17      2.93       1,332
    2005    10.61      0.37         (0.28)         (0.37)       (0.06)        10.27      0.91       1,530
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
    2010*  $10.58     $0.14        $(0.05)        $(0.14)      $   --        $10.53      0.83%  $ 151,676
    2009    10.40      0.35          0.18          (0.35)          --         10.58      5.18      71,966
    2008    10.33      0.42          0.08          (0.43)          --         10.40      4.87      66,097
    2007    10.28      0.46          0.05          (0.46)          --         10.33      5.04      52,606
    2006    10.40      0.41         (0.12)         (0.41)          --         10.28      2.89      35,671
    2005    10.62      0.31         (0.16)         (0.31)       (0.06)        10.40      1.42      28,132
Class N (commenced operations on April 13, 2000)
    2010*  $10.60     $0.12        $(0.05)        $(0.12)      $   --        $10.55      0.70%  $   3,722
    2009    10.42      0.32          0.18          (0.32)          --         10.60      4.91       3,109
    2008    10.35      0.40          0.07          (0.40)          --         10.42      4.59       2,761
    2007    10.30      0.44          0.04          (0.43)          --         10.35      4.77       2,632
    2006    10.42      0.39         (0.12)         (0.39)          --         10.30      2.63       1,782
    2005    10.64      0.29         (0.17)         (0.28)       (0.06)        10.42      1.16         554
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
    2010*  $10.57     $0.16        $(0.12)        $(0.16)      $   --        $10.45      0.38%  $  37,845
    2009    10.06      0.33          0.51          (0.33)          --         10.57      8.45      38,581
    2008    10.24      0.32         (0.18)         (0.32)          --         10.06      1.38      34,262
    2007    10.25      0.31         (0.01)         (0.31)          --         10.24      2.98      33,802
    2006    10.26      0.29          0.03          (0.29)       (0.04)        10.25      3.18      26,074
    2005    10.41      0.28         (0.11)         (0.28)       (0.04)        10.26      1.65      22,768
Class N (commenced operations on April 13, 2000)
    2010*  $10.60     $0.15        $(0.12)        $(0.15)      $   --        $10.48      0.25%  $   1,924
    2009    10.09      0.30          0.51          (0.30)          --         10.60      8.15       1,902
    2008    10.27      0.30         (0.18)         (0.30)          --         10.09      1.12       1,049
    2007    10.27      0.28           --           (0.28)          --         10.27      2.82         922
    2006    10.29      0.26          0.02          (0.26)       (0.04)        10.27      2.81       1,134
    2005    10.44      0.25         (0.11)         (0.25)       (0.04)        10.29      1.39       1,487
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
    2010*  $ 7.56     $0.36        $ 0.57         $(0.36)      $   --        $ 8.13     12.55%  $  24,211
    2009     7.40      0.62          0.18          (0.64)          --          7.56     12.94      16,355
    2008     8.91      0.64         (1.47)         (0.68)          --          7.40     (9.83)     13,926
    2007     8.96      0.70         (0.06)         (0.69)          --          8.91      7.27      17,137
    2006     9.04      0.68         (0.08)         (0.68)          --          8.96      6.90      20,887
    2005     9.31      0.71         (0.27)         (0.71)          --          9.04      4.85      22,588
Class N (commenced operations on January 14, 2000)
    2010*  $ 7.56     $0.35        $ 0.57         $(0.35)      $   --        $ 8.13     12.39%  $  22,757
    2009     7.40      0.60          0.18          (0.62)          --          7.56     12.61      19,637
    2008     8.91      0.62         (1.47)         (0.66)          --          7.40    (10.10)     17,521
    2007     8.96      0.68         (0.07)         (0.66)          --          8.91      6.95      20,121
    2006     9.04      0.65         (0.08)         (0.65)          --          8.96      6.58      20,045
    2005     9.31      0.69         (0.27)         (0.69)          --          9.04      4.54      21,028

                                                     RATIO
                                               OF EXPENSES
                                        RATIO   TO AVERAGE
                                       OF NET   NET ASSETS
                         RATIO     INVESTMENT   (EXCLUDING
                   OF EXPENSES         INCOME    WAIVERS &  PORTFOLIO
                    TO AVERAGE     TO AVERAGE    RECOVERED   TURNOVER
              NET Assets(1)(2)  NET ASSETS(1)     FEES)(1)       RATE
              ----------------  -------------  -----------  ---------
Multi-Asset Fund
Institutional Class (commenced operations on October 1, 2007)
    2010*            0.84%          2.20%         0.84%         41%
    2009             0.83           1.71          0.84          94
    2008             1.29           2.37          1.30         141
Class N (commenced operations on October 1, 2007)
    2010*            1.09%          1.91%         1.10%         41%
    2009             1.09           1.46          1.10          94
    2008             1.53           2.22          1.54         141
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
    2010*            0.74%          3.36%         0.75%         14%
    2009             0.74           3.88          0.75          30
    2008             0.73           4.25          0.74          12
    2007             0.74           4.39          0.75          30
    2006             0.75           4.14          0.75          25
    2005             0.75           3.80          0.76          25
Class N (commenced operations on April 13, 2000)
    2010*            0.99%          3.10%         1.00%         14%
    2009             0.99           3.59          1.00          30
    2008             0.98           4.02          0.99          12
    2007             0.99           4.13          1.00          30
    2006             1.00           3.88          1.00          25
    2005             1.00           3.55          1.01          25
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
    2010*            0.70%          2.59%         0.77%         59%
    2009             0.70           3.29          0.77          85
    2008             0.70           4.05          0.77          36
    2007             0.70           4.50          0.77          83
    2006             0.70           4.04          0.78          62
    2005             0.70           2.98          0.79          58
Class N (commenced operations on April 13, 2000)
    2010*            0.95%          2.34%         1.02%         59%
    2009             0.95           3.04          1.02          85
    2008             0.95           3.80          1.02          36
    2007             0.95           4.25          1.02          83
    2006             0.95           3.81          1.03          62
    2005             0.95           2.70          1.04          58
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
    2010*            0.50%          3.05%         0.62%         12%
    2009             0.50           3.18          0.61          50
    2008             0.50           3.13          0.61          55
    2007             0.50           3.04          0.62          43
    2006             0.50           2.85          0.62          43
    2005             0.50           2.70          0.63          54
Class N (commenced operations on April 13, 2000)
    2010*            0.75%          2.79%         0.87%         12%
    2009             0.75           2.92          0.87          50
    2008             0.75           2.87          0.86          55
    2007             0.75           2.78          0.87          43
    2006             0.75           2.59          0.87          43
    2005             0.75           2.43          0.88          54
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
    2010*            1.00%          9.14%         1.09%         48%
    2009             1.00           9.75          1.10          59
    2008             1.00           7.72          1.09          20
    2007             1.00           7.73          1.10          26
    2006             1.00           7.58          1.10          23
    2005             1.00           7.71          1.11          46
Class N (commenced operations on January 14, 2000)
    2010*            1.30%          8.93%         1.40%         48%
    2009             1.30           9.43          1.40          59
    2008             1.30           7.43          1.39          20
    2007             1.30           7.44          1.40          26
    2006             1.30           7.28          1.40          23
    2005             1.30           7.41          1.41          46

*     FOR THE SIX MONTHS ENDED MARCH 31, 2010.

+ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 53
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,

                                                                                                                         RATIO
                                                                                                                   OF EXPENSES
                                                                                                           RATIO    TO AVERAGE
                   NET                                NET                   NET                            OF NET   NET ASSETS
                 ASSET               DIVIDENDS      ASSET                ASSETS              RATIO     INVESTMENT   (EXCLUDING
                 VALUE         NET    FROM NET      VALUE                   END        OF EXPENSES         INCOME    WAIVERS &
             BEGINNING  INVESTMENT  INVESTMENT        END     TOTAL   OF PERIOD         TO AVERAGE     TO AVERAGE    RECOVERED
             OF PERIOD      INCOME      INCOME  OF PERIOD  RETURN++       (000)   NET ASSETS(1)(2)  NET ASSETS(1)     FEES)(1)
             ---------  ----------  ----------  ---------  --------  ----------  -----------------  -------------  -----------
Prime Money Market Fund
Institutional Class (commenced operations on March 23, 1998)
    2010*      $1.00      $0.001    $(0.001)**    $1.00      0.06%   $  498,512         0.19%           0.10%           0.60%
    2009        1.00       0.005     (0.005)       1.00      0.46       543,326         0.44            0.46            0.65
    2008        1.00       0.030     (0.030)       1.00      3.01       532,931         0.58            2.90            0.58
    2007        1.00       0.047     (0.047)       1.00      4.85       438,639         0.59            4.74            0.60
    2006        1.00       0.041     (0.041)       1.00      4.17       388,171         0.59            4.12            0.60
    2005        1.00       0.021     (0.021)       1.00      2.10       332,393         0.60            2.05            0.61
Class N (commenced operations on October 18, 1999)
    2010*      $1.00      $0.000    $(0.000)**    $1.00      0.04%   $  500,784         0.24%           0.05%           1.10%
    2009        1.00       0.003     (0.003)       1.00      0.33       656,769         0.61            0.39            1.15
    2008        1.00       0.027     (0.027)       1.00      2.78     1,123,900         0.80            2.65            1.08
    2007        1.00       0.045     (0.045)       1.00      4.62       870,537         0.81            4.52            1.10
    2006        1.00       0.039     (0.039)       1.00      3.94       640,366         0.81            3.95            1.10
    2005        1.00       0.019     (0.019)       1.00      1.87       312,452         0.82            1.94            1.11
Class S (commenced operations on October 26, 1999)
    2010*      $1.00      $0.000    $(0.000)**    $1.00      0.03%   $  353,914         0.26%           0.03%           1.10%
    2009        1.00       0.002     (0.002)       1.00      0.23       372,762         0.73            0.28            1.15
    2008        1.00       0.025     (0.025)       1.00      2.57       633,815         1.00            2.54            1.08
    2007        1.00       0.043     (0.043)       1.00      4.41       620,195         1.01            4.32            1.10
    2006        1.00       0.037     (0.037)       1.00      3.73       324,353         1.01            3.74            1.10
    2005        1.00       0.017     (0.017)       1.00      1.67       203,502         1.02            1.70            1.11
Government Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
    2010*      $1.00      $0.000    $(0.000)      $1.00      0.02%   $   94,890         0.14%           0.05%           0.61%
    2009        1.00       0.003     (0.003)       1.00      0.27       123,863         0.36            0.26            0.65
    2008        1.00       0.027     (0.027)       1.00      2.72       100,674         0.59            2.62            0.59
    2007        1.00       0.047     (0.047)       1.00      4.77        47,858         0.60            4.67            0.61
    2006        1.00       0.040     (0.040)       1.00      4.08        52,782         0.60            4.11            0.61
    2005        1.00       0.020     (0.020)       1.00      2.05        32,039         0.61            1.97            0.62
Class N (commenced operations on June 21, 1999)
    2010*      $1.00      $0.000    $(0.000)      $1.00      0.01%   $2,490,107         0.16%           0.03%           1.11%
    2009        1.00       0.002     (0.002)       1.00      0.19     2,549,147         0.47            0.21            1.13
    2008        1.00       0.025     (0.025)       1.00      2.49     3,006,935         0.81            2.40            1.09
    2007        1.00       0.044     (0.044)       1.00      4.54     2,291,138         0.82            4.45            1.11
    2006        1.00       0.038     (0.038)       1.00      3.86     1,940,602         0.82            3.78            1.11
    2005        1.00       0.018     (0.018)       1.00      1.82     1,895,412         0.83            1.80            1.12
Class S (commenced operations on October 6, 1999)
    2010*      $1.00      $0.000    $(0.000)      $1.00      0.00%   $  268,162         0.18%           0.01%           1.11%
    2009        1.00       0.001     (0.001)       1.00      0.12       298,842         0.54            0.13            1.13
    2008        1.00       0.023     (0.023)       1.00      2.29       408,747         1.02            2.23            1.09
    2007        1.00       0.042     (0.042)       1.00      4.33       321,061         1.02            4.24            1.11
    2006        1.00       0.036     (0.036)       1.00      3.65       232,083         1.02            3.60            1.11
    2005        1.00       0.016     (0.016)       1.00      1.62       227,905         1.03            1.61            1.12
California Tax Exempt Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
    2010*      $1.00      $0.000    $(0.000)**    $1.00      0.03%   $  140,464         0.17%           0.05%           0.62%
    2009        1.00       0.003     (0.003)       1.00      0.33       141,579         0.30            0.31            0.65
    2008        1.00       0.018     (0.018)       1.00      1.80       157,427         0.55            1.69            0.61
    2007        1.00       0.030     (0.030)       1.00      3.01        89,237         0.55            2.97            0.62
    2006        1.00       0.026     (0.026)       1.00      2.62        85,014         0.55            2.60            0.62
    2005        1.00       0.015     (0.015)**     1.00      1.51        73,211         0.55            1.46            0.63
Class N (commenced operations on June 21, 1999)
    2010*      $1.00      $0.000    $(0.000)**    $1.00      0.02%   $  723,184         0.18%           0.03%           1.12%
    2009        1.00       0.002     (0.002)       1.00      0.23       704,840         0.41            0.25            1.16
    2008        1.00       0.016     (0.016)       1.00      1.57       880,794         0.78            1.47            1.11
    2007        1.00       0.027     (0.027)       1.00      2.78       695,318         0.78            2.73            1.12
    2006        1.00       0.024     (0.024)       1.00      2.39       631,478         0.78            2.36            1.12
    2005        1.00       0.013     (0.013)**     1.00      1.28       569,671         0.78            1.25            1.13
Class S (commenced operations on November 12, 1999)
    2010*      $1.00      $0.000    $(0.000)**    $1.00      0.01%   $   57,773         0.21%           0.01%           1.12%
    2009        1.00       0.002     (0.002)       1.00      0.17        74,396         0.54            0.26            1.16
    2008        1.00       0.014     (0.014)       1.00      1.37       141,757         0.98            1.40            1.11
    2007        1.00       0.025     (0.025)       1.00      2.57       178,918         0.98            2.55            1.12
    2006        1.00       0.022     (0.022)       1.00      2.18       107,131         0.98            2.17            1.12
    2005        1.00       0.011     (0.011)**     1.00      1.08        88,182         0.98            1.09            1.13

*     FOR THE SIX MONTHS ENDED MARCH 31, 2010.

**    INCLUDES A REALIZED CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 54
notes to financial statements
MARCH 31, 2010 (UNAUDITED)

1.  ORGANIZATION:

CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 16 portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Opportunistic Value Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); Prime Money Market Fund, Government Money Market Fund, California Tax Exempt Money Market Fund (collectively, the "Money Market Funds"); and Multi-Asset Fund (each a "Fund," collectively, the "Funds").The Equity and Fixed Income Funds and the Multi-Asset Fund are registered to offer Institutional and Class N Shares; in addition, the Opportunistic Value Fund is registered to offer Class E Shares and the RCB Small Cap Value Fund is registered to offer Class R Shares. The Money Market Funds are registered to offer Institutional, Class N and Class S Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies and strategies.

Effective March 15, 2010, the Opportunistic Value Fund was closed to new shareholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations, including money market funds, with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Investments in registered investment companies are priced at the Fund's daily net asset value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. generally accepted accounting principles, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The three levels of the fair value hierarchy under ASC 820 are described below:

      - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

      - Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

                           CNI CHARTER FUNDS | PAGE 55
notes to financial statements
MARCH 31, 2010 (UNAUDITED)


      - Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the six months ended March 31, 2010, there have been no significant changes to the Funds' fair valuation methodologies.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Money Market funds which use a straight line basis.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank, U.S. Bank, N.A., until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EXPENSE ALLOCATION - Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES - Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, Opportunistic Value and Multi-Asset Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.

3.    ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES
      AGREEMENTS:

Pursuant to an administration agreement dated April 1, 1999, as amended April 1, 2008 (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion but not exceeding $7.5 billion, and 0.02% of aggregate average daily net assets of the Trust exceeding $7.5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class N, Class S and Class R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor") receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class N Shares and Class S Shares of the Money Market Funds and 0.25% of the Class N Shares of the Equity Funds, Fixed Income Funds and the Multi-Asset Fund and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class N Shares of the High Yield Bond Fund, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

                           CNI CHARTER FUNDS | PAGE 56

Effective October 1, 2009, the RCB Small Cap Equity Fund Class R shares began waiving 0.14% in 12b-1 fees.

The Trust and the Distributor are parties to a distribution agreement dated April 1, 1999.

SEI Institutional Transfer Agency, a division of SEI Investments Fund Management Corporation (the "Transfer Agent"), serves as transfer agent for the Trust and provides services at an annual rate of $15,000 per share class. The Transfer Agent has agreed to waive these fees. The Class R shares of the RCB Small Cap Value Fund began paying the sub-transfer agent, Citigroup Fund Services, LLC, fees commencing February 1, 2008.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank ("CNB") and its affiliates which provide certain shareholder support for their customers who own Institutional Class, Class N, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. CNB has agreed to voluntarily waive portions of its shareholder servicing fees with respect to certain Funds. For the six months ended March 31, 2010, CNB received Shareholder Servicing fees from the Trust in the amount of $5,860,699.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM, Inc." or the "Adviser") or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

CNAM, Inc., a wholly owned subsidiary of CNB, serves as the investment manager for the Funds. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.50% of the average daily net assets of the Opportunistic Value Fund, 0.50% of the average daily net assets of the Multi-Asset Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the investment sub-adviser with respect to the RCB Small Cap Value Fund.

GUGGENHEIM INVESTMENT MANAGEMENT, LLC acts as the investment sub-adviser with respect to the High Yield Bond Fund.

SKBA CAPITAL MANAGEMENT, LLC acts as the investment sub-adviser with respect to the Opportunistic Value Fund.

Sub-adviser fees are paid by the Adviser.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the Funds' respective average daily net assets. In the case of the RCB Small Cap Value Fund and the Opportunistic Value Fund, the Fund's sub-adviser has contractually agreed to limit its fees or reimburse expenses to meet the expense limitations. The expense limitations (expressed as percentages of average daily net assets) are as follows:

                     Large Cap  Large Cap     RCB
                       Value      Growth   Small Cap  Opportunistic
                      Equity      Equity     Value        Value
                       Fund        Fund      Fund         Fund
                     ---------  ---------  ---------  -------------
Institutional Class    1.00%      1.05%      1.24%       1.00%
Class N                1.25%      1.30%      1.49%       1.25%
Class E                  --         --         --        0.75%
Class R                  --         --       1.49%         --

                                                    California
                     Multi-  Corporate  Government  Tax Exempt
                     Asset     Bond        Bond        Bond
                      Fund     Fund        Fund        Fund
                     ------  ---------  ----------  ----------
Institutional Class   1.75%    0.75%      0.70%        0.50%
Class N               2.00%    1.00%      0.95%        0.75%

                                                             California
                     High Yield      Prime      Government   Tax Exempt
                       Bond      Money Market  Money Market  Money Market
                       Fund          Fund         Fund          Fund
                     ----------  ------------  ------------  ------------
Institutional Class    1.00%        0.63%       0.63%           0.55%
Class N                1.30%        0.85%       0.85%           0.78%
Class S                  --         1.05%       1.05%           0.98%

Any fee reductions or expense reimbursements may be repaid to the Adviser (or relevant sub-adviser, as applicable) within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the six months ended March 31, 2010, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser in the amount of $1,690 in the Corporate Bond Fund.

As of March 31, 2010, fees which were previously waived by the Adviser (or relevant sub-adviser, as applicable) which may be subject to possible future reimbursement to the Adviser (or relevant sub-adviser, as applicable) were as follows:

                           CNI CHARTER FUNDS | PAGE 57
notes to financial statements
MARCH 31, 2010 (UNAUDITED)


                                     Potential Amount of
Fund                                    Recovery (000)     Expiration
---------------------------------    -------------------   ----------
Government Bond                      $      17                2010
                                            39                2011
                                            49                2012
                                            40                2013
California Tax Exempt Bond                  18                2010
                                            34                2011
                                            39                2012
                                            22                2013
High Yield Bond                             17                2010
                                            29                2011
                                            25                2012
                                            16                2013
Prime Money Market                         880                2012
                                         1,022                2013
Government Money Market                  2,210                2012
                                         2,979                2013
California Tax Exempt Money Market         235                2010
                                           583                2011
                                         1,568                2012
                                           933                2013

The Adviser, Administrator and Distributor have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Money Market Funds in order to maintain a one-day net income yield (yield floor) of each Fund of not less than 0.01% of the Fund's average daily net assets. The following table shows waivers, with respect to such yield floor, by class for the six months ended March 31, 2010:

                                      Shareholder    Investment    Administration
                                     Servicing Fee   Advisor Fee        Fee
                                        Waiver         Waiver          Waiver
                                         (000)          (000)          (000)
                                     -------------   -----------   --------------
Prime Money Market
  Institutional Class                $         659   $       374   $          20
  Class N                                    1,245           397              21
  Class S                                    1,099           251              13
Government Money Market
  Institutional Class                          123           100               4
  Class N                                    5,976         2,578              94
  Class S                                      962           300              11
California Tax Exempt Money Market
  Institutional Class                          189            96               6
  Class N                                    1,769           497              29
  Class S                                      194            38               2

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the six months ended March 31, 2010, were as follows for the Equity Funds, Multi-Asset Fund and Fixed Income Funds:

                                   Purchases       Sales and Maturities
                             --------------------  --------------------
                             U.S. Gov`t   Other    U.S. Gov`t    Other
Fund                            (000)     (000)      (000)       (000)
--------------------------   ----------  --------  ----------  --------
Large Cap Value Equity       $       --  $ 16,066  $       --  $ 13,084
Large Cap Growth Equity              --     4,610          --     8,885
RCB Small Cap Value                  --     5,340          --     5,865
Opportunistic Value                  --     3,168          --    13,678
Multi-Asset                          --    12,185*         --     9,150*
Corporate Bond                       --    23,869         706    12,160
Government Bond                 107,278     7,234      59,391        --
California Tax Exempt Bond           --     4,870          --     4,686
High Yield Bond                      --    23,292          --    17,277

* INCLUDES $1,304(000) AND $480(000) OF PURCHASES AND SALES, RESPECTIVELY, OF AFFILIATED REGISTERED INVESTMENT COMPANIES.

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to REIT adjustments, corporate action adjustments, realized gains (losses) on paydowns and timing of distributions and investments in partnerships, were reclassified to/from the following accounts as of September 30, 2009:

                           CNI CHARTER FUNDS | PAGE 58

                              Increase        Increase
                             (Decrease)      (Decrease)
                            Undistributed    Accumulated
                           Net Investment   Net Realized
                            Income (Loss)    Gain (Loss)
Fund                           (000)            (000)
-----------------------    --------------   ------------
RCB Small Cap Value        $           22   $        (22)
Multi-Asset                            10            (10)
Corporate Bond                         (1)             1
Government Bond                        30            (30)
Prime Money Market                     87            (87)
Government Money Market                16            (16)

These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended September 30, 2009, and September 30, 2008, are shown below:

                               Tax
                              Exempt    Ordinary    Long-term
                              Income     Income    Capital Gain    Total
Fund                          (000)      (000)        (000)        (000)
--------------------------   --------   --------   ------------   --------
Large Cap Value Equity
  2009                       $     --   $  1,495   $         --   $  1,495
  2008                             --      1,828          5,488      7,316
Large Cap Growth Equity
  2009                             --        222             --        222
  2008                             --        152             --        152
RCB Small Cap Value
  2009                             --        439             --        439
  2008                             --      3,067          6,538      9,605
Opportunistic Value
  2009                             --        503             --        503
  2008                             --         --             --         --
Multi-Asset
  2009                             --        375             --        375
  2008                             --        473             --        473
Corporate Bond
  2009                             --      2,952             --      2,952
  2008                             --      2,888             --      2,888
Government Bond
  2009                             --      2,435             --      2,435
  2008                             --      2,639             --      2,639
California Tax Exempt Bond
  2009                          1,151         --             --      1,151
  2008                          1,063         --             --      1,063
High Yield Bond
  2009                             --      2,755             --      2,755
  2008                             --      2,806             --      2,806
Prime Money Market
  2009                             --      7,503             --      7,503
  2008                             --     61,899             --     61,899
Government Money Market
  2009                             --      6,635             --      6,635
  2008                             --     73,655             --     73,655
California Tax Exempt
  Money Market
  2009                          2,953         --             --      2,953
  2008                         17,064         11             --     17,075

 During the year ended September 30, 2009, the following Fund utilized capital loss carryforwards to offset capital gains amounting to:

                                     Amount
Fund                                 (000)
--------------------------           ------
Government Bond                      $  422

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2008, through September 30, 2009, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2010, for each of the Equity and Fixed Income Funds and Multi-Asset Fund were as follows:

                                           Aggregate       Aggregate         Net
                                             Gross           Gross       Unrealized
                               Federal     Unrealized     Unrealized    Appreciation
                              Tax Cost    Appreciation   Depreciation   (Depreciation)
Fund                           (000)         (000)          (000)           (000)
--------------------------   ----------   ------------   ------------   --------------
Large Cap Value Equity       $   99,069   $     11,755   $     (7,949)  $        3,806
Large Cap Growth Equity          32,116          6,322         (1,699)           4,623
RCB Small Cap Value              19,707          7,417         (1,842)           5,575
Opportunistic Value              11,628          5,666            (55)           5,611
Multi Asset                      27,123          2,016           (375)           1,641
Corporate Bond                   96,690          3,898            (56)           3,842
Government Bond                 153,646          1,019           (421)             598
California Tax Exempt Bond       38,698            890            (77)             813
High Yield Bond                  48,879          1,985         (1,784)             201

At March 31, 2010, the Money Market Funds' cost of securities for Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

                           CNI CHARTER FUNDS | PAGE 59
notes to financial statements
MARCH 31, 2010 (UNAUDITED)

As of September 30, 2009, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                    Undistributed  Undistributed     Capital                     Unrealized       Other            Total
                     Tax-Exempt      Ordinary         Loss       Post-October   Appreciation    Temporary   Distributable Earnings
                       Income         Income      Carryforwards    Losses      (Depreciation)  Differences  (Accumulated Losses)
Fund                   (000)          (000)         (000)           (000)          (000)         (000)             (000)
-----------------   -------------  -------------  -------------  ------------  --------------  -----------  ----------------------
Large Cap Value
 Equity             $          --  $         322  $      (2,810) $     (7,763) $       (3,800) $      (321) $              (14,372)
Large Cap Growth
 Equity                        --             37         (2,607)       (1,454)            673          (37)                 (3,388)
RCB Small Cap
 Value                         --             14           (589)       (8,608)          3,746           --                  (5,437)
Opportunistic
 Value                         --             72         (2,050)      (15,678)          7,145          (72)                (10,583)
Multi-Asset                    --             74         (2,309)       (1,645)            876          (63)                 (3,067)
Corporate Bond                 --            256           (541)         (675)          3,654         (256)                  2,438
Government Bond                --            167           (113)           --           1,236         (167)                  1,123
California Tax
 Exempt Bond                  100             --           (186)           --           1,432         (100)                  1,245
High Yield Bond                --            264         (1,621)       (2,936)         (2,057)        (264)                 (6,614)
Prime Money
 Market                        --            321             --            --              --         (117)                    204
Government Money
 Market                        --             92             --            --              --          (71)                     21
California Tax
  Exempt Money
  Market                       32             --             --            --              --          (31)                      1

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains.At September 30, 2009, the breakdown of capital loss carryforwards was as follows:

                                                        Expiring September 30,
                              ---------------------------------------------------------------------------
                                2010        2011       2012        2014       2015      2016       2017
Fund                           (000)       (000)       (000)       (000)      (000)     (000)      (000)
--------------------------    --------    --------    -------    --------   --------   -------   --------
Large Cap Value Equity        $     --    $     --    $    --    $     --    $    --   $    --   $  2,810
Large Cap Growth Equity             82       1,844        227          --         --        --        454
RCB Small Cap Value                 --          --         --          --         --        --        589
Opportunistic Value                 --          --         --          --         --        --      2,050
Multi-Asset                         --          --         --          --         --        --      2,309
Corporate Bond                      --          --         --          64        271       116         90
Government Bond                     --          --         --          --         12       101         --
California Tax Exempt Bond          --          --         --          --         34         7        145
High Yield Bond                     --         521         --         268         --        --        832

7. CONCENTRATION OF CREDIT RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications.The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

The Multi-Asset Fund may invest in exchange-traded notes ("ETNs") as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection.The Fund will generally invest in ETNs which are linked to commodities indexes.The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

                           CNI CHARTER FUNDS | PAGE 60

8. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2010 (Unaudited) and the year ended September 30, 2009, were as follows:

                                        Large Cap Value      Large Cap Growth        RCB Small Cap         Opportunistic
                                       Equity Fund (000)     Equity Fund (000)      Value Fund (000)      Value Fund (000)
                                       -----------------    -------------------    ------------------    ------------------
                                         2010     2009        2010       2009        2010      2009        2010     2009
                                       -------   -------    --------   --------    -------    -------    -------   --------
CAPITAL SHARES ISSUED AND REDEEMED:
  INSTITUTIONAL CLASS:
  Shares issued                          1,438     3,207         324      1,140         25         54          1         24
  Shares issued in Lieu of
    Dividends and Distributions             52       150           3          9         --          3         --         --
  Shares redeemed                       (1,000)   (2,904)       (807)    (1,395)       (14)       (37)       (24)        --
                                       -------   -------    --------   --------    -------    -------    -------   --------
     Net Institutional
        Class transactions                 490       453        (480)      (246)        11         20        (23)        24
                                       =======   =======    ========   ========    =======    =======    =======   ========
  CLASS N:
  Shares issued                            138        86          57         92         11          1          4          1
  Shares issued in Lieu of
    Dividends and Distributions              5        15           1          4         --          4         --         --
  Shares redeemed                          (38)     (291)        (98)      (346)       (10)       (36)        (2)        --
                                       -------   -------    --------   --------    -------    -------    -------   --------
     Net Class N transactions              105      (190)        (40)      (250)         1        (31)         2          1
                                       =======   =======    ========   ========    =======    =======    =======   ========
  CLASS R:
  Shares issued                             --        --          --         --         23         79         --         --
  Shares issued in Lieu of
    Dividends and Distributions             --        --          --         --          1         28         --         --
  Shares redeemed                           --        --          --         --        (89)      (372)        --         --
                                       -------   -------    --------   --------    -------    -------    -------   --------
     Net Class R transactions               --        --          --         --        (65)      (265)        --         --
                                       =======   =======    ========   ========    =======    =======    =======   ========
  CLASS E:
  Shares issued                             --        --          --         --         --         --         --      3,743
  Shares issued in Lieu of
    Dividends and Distributions             --        --          --         --         --         --         11         93
  Shares redeemed                           --        --          --         --         --         --     (1,653)    (4,671)
                                       -------   -------    --------   --------    -------    -------    -------   --------
  Net Class E transactions                  --        --          --         --         --         --     (1,642)      (835)
                                       =======   =======    ========   ========    =======    =======    =======   ========

                                                                                                            California
                                           Multi-Asset        Corporate Bond         Government Bond      Tax Exempt Bond
                                           Fund (000)            Fund (000)             Fund (000)           Fund (000)
                                       -----------------    -------------------    ------------------    ------------------
                                        2010      2009        2010       2009        2010      2009       2010       2009
                                       -------   -------    --------   --------    -------    -------    -------   --------
CAPITAL SHARES ISSUED AND REDEEMED:
  INSTITUTIONAL CLASS:
  Shares issued                            113       481       1,750      2,736      9,282      2,172        414      1,204
  Shares issued in Lieu of
    Dividends and Distributions              8        10          40         67         89         65         24         39
  Shares redeemed                         (105)     (744)       (749)    (1,529)    (1,769)    (1,789)      (466)      (998)
                                       -------   -------    --------   --------    -------    -------    -------   --------
     Net Institutional
        Class transactions                  16      (253)      1,041      1,274      7,602        448        (28)       245
                                       =======   =======    ========   ========    =======    =======    =======   ========
  CLASS N:
  Shares issued                            393       359          52         48         71        101         80        132
  Shares issued in Lieu of
    Dividends and Distributions              9        12           1                     2                     1
  Shares redeemed                         (141)     (387)         (5)       (17)       (13)       (77)       (76)       (58)
                                       -------   -------    --------   --------    -------    -------    -------   --------
     Net Class N transactions              261       (16)         48         32         60         28          5         75
                                       =======   =======    ========   ========    =======    =======    =======   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER TO 0 OR HAVE BEEN ROUNDED TO 0.

                           CNI CHARTER FUNDS | PAGE 61
notes to financial statements
MARCH 31, 2010 (UNAUDITED)

8. CAPITAL SHARES ISSUED AND REDEEMED (CONTINUED):

                                                                                                                 California
                                          High-Yield              Prime                 Government               Tax Exempt
                                            Bond               Money Market            Money Market             Money Market
                                          Fund (000)            Fund (000)              Fund (000)               Fund (000)
                                      -----------------   ----------------------  ----------------------   ----------------------
                                       2010       2009      2010        2009         2010        2009        2010         2009
                                      -------   -------   ---------   ----------  ----------  ----------   --------   -----------
CAPITAL SHARES ISSUED AND REDEEMED:
  INSTITUTIONAL CLASS:
  Shares issued                         1,392       307     689,562    1,288,265     223,814     655,511    529,058     1,126,167
  Shares issued in Lieu of
    Dividends and Distributions            70       130          53          442           1           8         --            --
  Shares redeemed                        (647)     (156)   (734,370)  (1,278,342)   (252,788)   (632,330)  (530,173)   (1,142,015)
                                      -------   -------   ---------   ----------  ----------  ----------   --------   -----------
     Net Institutional
        Class transactions                815       281     (44,755)      10,365     (28,973)     23,189     (1,115)      (15,848)
                                      =======   =======   =========   ==========  ==========  ==========   ========   ===========
  CLASS N:
  Shares issued                           293       405     669,844    2,117,635   2,139,407   4,478,647    612,913     1,708,583
  Shares issued in Lieu of
    Dividends and Distributions            78       158         128        1,555         304       4,161        114         1,814
  Shares redeemed                        (169)     (334)   (825,887)  (2,586,377) (2,198,746) (4,940,602)  (594,684)   (1,886,349)
                                      -------   -------   ---------   ----------  ----------  ----------   --------   -----------
  Net Class N transactions                202       229    (155,915)    (467,187)    (59,035)   (457,794)    18,343      (175,952)
                                      =======   =======   =========   ==========  ==========  ==========   ========   ===========
  CLASS S:
  Shares issued                            --        --     590,611    1,140,178     427,014     659,453     58,501       354,327
  Shares issued in Lieu of
    Dividends and Distributions            --        --          --           --          --          --         --            --
  Shares redeemed                          --        --    (609,419)  (1,401,263)   (457,694)   (769,358)   (75,125)     (421,688)
                                      -------   -------   ---------   ----------  ----------  ----------   --------   -----------
  Net Class S transactions                 --        --     (18,808)    (261,085)    (30,680)   (109,905)   (16,624)      (67,361)
                                      =======   =======   =========   ==========  ==========  ==========   ========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.

9. ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

10. SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2010. However, the following are details related to an event that occurred after March 31, 2010.

At a meeting held on February 18, 2010 the Board ofTrustees voted to close the Opportunistic Value Fund. The Fund was liquidated on April 30, 2010 and the assets of the Fund were distributed to the shareholders.

Effective May 24, 2010, UMB Fund Services will replace Citigroup Fund Services, LLC ("Citi") as sub-transfer agent for the Class R shares of the RCB Small CapValue Fund. The fee arrangement for UMB will be identical to Citi's fee arrangement with respect to the Fund.

                           CNI CHARTER FUNDS | PAGE 62
disclosure of fund expenses (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund,to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.

                           BEGINNING       ENDING                       EXPENSES
                            ACCOUNT       ACCOUNT       ANNUALIZED        PAID
                             VALUE         VALUE         EXPENSE         DURING
                            10/1/09       3/31/10         RATIOS         PERIOD*
                          -----------    ----------    ------------    -----------
LARGE CAP VALUE FUND

ACTUAL FUND RETURN
Institutional Class       $  1,000.00    $ 1,099.10            0.96%   $      5.02
Class N                      1,000.00      1,098.00            1.21           6.33

HYPOTHETICAL 5% RETURN
Institutional Class       $  1,000.00    $ 1,020.14            0.96%   $      4.84
Class N                      1,000.00      1,018.90            1.21           6.09

LARGE CAP GROWTH FUND

ACTUAL FUND RETURN
Institutional Class       $  1,000.00    $ 1,104.60            0.99%   $      5.19
Class N                      1,000.00      1,103.00            1.24           6.50

HYPOTHETICAL 5% RETURN
Institutional Class       $  1,000.00    $ 1,020.00            0.99%   $      4.99
Class N                      1,000.00      1,018.75            1.24           6.24

RCB SMALL CAP VALUE FUND

ACTUAL FUND RETURN
Institutional Class       $  1,000.00    $ 1,145.70            1.19%   $      6.37
Class N                      1,000.00      1,144.60            1.44           7.70
Class R                      1,000.00      1,145.30            1.30           6.95

HYPOTHETICAL 5% RETURN
Institutional Class       $  1,000.00    $ 1,019.00            1.19%   $      5.99
Class N                      1,000.00      1,017.75            1.44           7.24
Class R                      1,000.00      1,018.45            1.30           6.54

OPPORTUNISTIC VALUE FUND

ACTUAL FUND RETURN
Institutional Class       $  1,000.00    $ 1,126.50            0.85%   $      4.51
Class N                      1,000.00      1,122.30            1.11           5.87
Class E                      1,000.00      1,126.50            0.61           3.23

HYPOTHETICAL 5% RETURN
Institutional Class       $  1,000.00    $ 1,020.69            0.85%   $      4.28
Class N                      1,000.00      1,019.40            1.11           5.59
Class E                      1,000.00      1,021.89            0.61           3.07

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                           CNI CHARTER FUNDS | PAGE 63
 disclosure of fund expenses (UNAUDITED) (CONCLUDED)

                                               BEGINNING       ENDING                       EXPENSES
                                                ACCOUNT       ACCOUNT       ANNUALIZED        PAID
                                                 VALUE         VALUE         EXPENSE         DURING
                                                10/1/09       3/31/10         RATIOS         PERIOD*
                                              -----------    ----------    ------------    -----------


MULTI-ASSET FUND

ACTUAL FUND RETURN
Institutional Class                           $  1,000.00    $ 1,039.80            0.84%   $      4.27
Class N                                          1,000.00      1,039.60            1.09           5.54

HYPOTHETICAL 5% RETURN
Institutional Class                           $  1,000.00    $ 1,020.74            0.84%   $      4.23
Class N                                          1,000.00      1,019.50            1.09           5.49

CORPORATE BOND FUND

ACTUAL FUND RETURN
Institutional Class                           $  1,000.00    $ 1,021.60            0.74%   $      3.73
Class N                                          1,000.00      1,020.30            0.99           4.99

HYPOTHETICAL 5% RETURN
Institutional Class                           $  1,000.00    $ 1,021.24            0.74%   $      3.73
Class N                                          1,000.00      1,020.00            0.99           4.99

GOVERNMENT BOND FUND

ACTUAL FUND RETURN
Institutional Class                           $  1,000.00    $ 1,008.30            0.70%   $      3.50
Class N                                          1,000.00      1,007.00            0.95           4.75

HYPOTHETICAL 5% RETURN
Institutional Class                           $  1,000.00    $ 1,021.44            0.70%   $      3.53
Class N                                          1,000.00      1,020.19            0.95           4.78

CALIFORNIA  TAX-EXEMPT BOND FUND

ACTUAL FUND RETURN
Institutional Class                           $  1,000.00    $ 1,003.80            0.50%   $      2.50
Class N                                          1,000.00      1,002.50            0.75           3.74

HYPOTHETICAL 5% RETURN
Institutional Class                           $  1,000.00    $ 1,022.44            0.50%   $      2.52
Class N                                          1,000.00      1,021.19            0.75           3.78

HIGH YIELD BOND FUND

ACTUAL FUND RETURN
Institutional Class                           $  1,000.00    $ 1,125.50            1.00%   $      5.30
Class N                                          1,000.00      1,123.90            1.30           6.88

HYPOTHETICAL 5% RETURN
Institutional Class                           $  1,000.00    $ 1,019.95            1.00%   $      5.04
Class N                                          1,000.00      1,018.45            1.30           6.54

PRIME MONEY FUND

ACTUAL FUND RETURN
Institutional Class                           $  1,000.00    $ 1,000.60            0.19%   $      0.95
Class N                                          1,000.00      1,000.40            0.24           1.20
Class S                                          1,000.00      1,000.30            0.26           1.30

HYPOTHETICAL 5% RETURN
Institutional Class                           $  1,000.00    $ 1,023.98            0.19%   $      0.96
Class N                                          1,000.00      1,023.73            0.24           1.21
Class S                                          1,000.00      1,023.64            0.26           1.31

GOVERNMENT MONEY MARKET FUND

ACTUAL FUND RETURN
Institutional Class                           $  1,000.00    $ 1,000.20            0.14%   $      0.70
Class N                                          1,000.00      1,000.10            0.16           0.80
Class S                                          1,000.00      1,000.00            0.18           0.90

HYPOTHETICAL 5% RETURN
Institutional Class                           $  1,000.00    $ 1,024.23            0.14%   $      0.71
Class N                                          1,000.00      1,024.13            0.16           0.81
Class S                                          1,000.00      1,024.03            0.18           0.91

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

ACTUAL FUND RETURN
Institutional Class                           $  1,000.00    $ 1,000.30            0.17%   $      0.85
Class N                                          1,000.00      1,000.20            0.18           0.90
Class S                                          1,000.00      1,000.10            0.21           1.05

HYPOTHETICAL 5% RETURN
Institutional Class                           $  1,000.00    $ 1,024.08            0.17%   $      0.86
Class N                                          1,000.00      1,024.03            0.18           0.91
Class S                                          1,000.00      1,023.88            0.21           1.06

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                           CNI CHARTER FUNDS | PAGE 64

THANK YOU

for your investment with CNI Charter Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus.
Read it carefully before you invest or send money.


















                             CNI CHARTER FUNDS(SM) [GRAPHIC OMITTED - LATTER](R)

cnicharterfunds.com                                              CNI-SA-004-0200

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ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              CNI Charter Funds

By (Signature and Title)*                 /s/:Rich Gershen
                                          -------------------------------------
                                          Rich Gershen, President & CEO

Date: June 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/:Rich Gershen
                                          -------------------------------------
                                          Rich Gershen, President & CEO

Date: June 9, 2010

By (Signature and Title)*                 /s/:Eric Kleinschmidt
                                          -------------------------------------
                                          Eric Kleinschmidt, Controller and COO

Date: June 9, 2010
* Print the name and title of each signing officer under his or her signature.